KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of
Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Massachusetts Mutual Variable Annuity Separate Account 4 (collectively, “the Separate Account”), as of December 31, 2021, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Unless noted otherwise, the statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2021.

Sub-Accounts	Sub-Accounts

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)

BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)**

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)***

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)***

Delaware Ivy VIP Asset Strategy Sub-Account*

Fidelity® VIP Contrafund® Sub-Account (Initial Class)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)

Invesco V.I. Capital Appreciation Sub-Account (Series I) *

Invesco V.I. Capital Appreciation Sub-Account (Series II) *

Invesco V.I. Conservative Balanced Sub-Account (Series I) *

Invesco V.I. Conservative Balanced Sub-Account (Series II) *

Invesco V.I. Core Bond Sub-Account *

Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I) *

Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II) *

Invesco V.I. Diversified Dividend Sub-Account (Series I)

Invesco V.I. Diversified Dividend Sub-Account (Series II)

Invesco V.I. Global Sub-Account (Series I) *

Invesco V.I. Global Sub-Account (Series II) *

Invesco V.I. Global Strategic Income Sub-Account (Series I) *

Invesco V.I. Global Strategic Income Sub-Account (Series II) *

Invesco V.I. Health Care Sub-Account (Series I)

Invesco V.I. Health Care Sub-Account (Series II)

Invesco V.I. Main Street Sub-Account (Series I) *

Invesco V.I. Main Street Sub-Account (Series II) *

Invesco V.I. Technology Sub-Account (Series I)

Invesco V.I. Technology Sub-Account (Series II)

Invesco V.I. U.S. Government Money Sub-Account *

MML Aggressive Allocation Sub-Account (Initial Class)

MML Aggressive Allocation Sub-Account (Service Class)

MML American Funds Core Allocation Sub-Account

MML American Funds Growth Sub-Account

MML American Funds International Sub-Account

MML Balanced Allocation Sub-Account (Initial Class)

MML Balanced Allocation Sub-Account (Service Class)

MML Blend Sub-Account (Initial Class)

MML Blend Sub-Account (Service Class)

MML Blue Chip Growth Sub-Account (Initial Class)

MML Blue Chip Growth Sub-Account (Service Class)

MML Conservative Allocation Sub-Account (Initial Class)

MML Conservative Allocation Sub-Account (Service Class)

MML Dynamic Bond Sub-Account (Service Class I)

MML Equity Sub-Account (Initial Class)

MML Equity Sub-Account (Service Class)

MML Equity Income Sub-Account (Initial Class)

MML Equity Income Sub-Account (Service Class)

MML Equity Index Sub-Account (Class I)

MML Equity Index Sub-Account (Service Class I)

MML Equity Momentum Sub-Account (Service Class I)

MML Equity Rotation Sub-Account (Service Class I)

MML Focused Equity Sub-Account

MML Foreign Sub-Account (Initial Class)

MML Foreign Sub-Account (Service Class)

MML Fundamental Equity Sub-Account

MML Fundamental Value Sub-Account

MML Global Sub-Account (Class I)

MML Global Sub-Account (Service Class I)

MML Global Sub-Account (Class II)

MML Growth & Income Sub-Account (Initial Class)

MML Growth & Income Sub-Account (Service Class)

MML Growth Allocation Sub-Account (Initial Class)

MML Growth Allocation Sub-Account (Service Class)

MML High Yield Sub-Account

F-2

Sub-Accounts	Sub-Accounts

MML Income & Growth Sub-Account (Initial Class)

MML Income & Growth Sub-Account (Service Class)

MML Inflation-Protected and Income Sub-Account (Initial Class)

MML Inflation-Protected and Income Sub-Account (Service Class)

MML International Equity Sub-Account

MML Large Cap Growth Sub-Account (Initial Class)

MML Large Cap Growth Sub-Account (Service Class)

MML Managed Bond Sub-Account (Initial Class)

MML Managed Bond Sub-Account (Service Class)

MML Managed Volatility Sub-Account (Initial Class)

MML Managed Volatility Sub-Account (Service Class)

MML Mid Cap Growth Sub-Account (Initial Class)

MML Mid Cap Growth Sub-Account (Service Class)

MML Mid Cap Value Sub-Account (Initial Class)

MML Mid Cap Value Sub-Account (Service Class)

MML Moderate Allocation Sub-Account (Initial Class)

MML Moderate Allocation Sub-Account (Service Class)

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account (Initial Class)

MML Small Cap Equity Sub-Account (Service Class)

MML Small Cap Growth Equity Sub-Account (Initial Class)

MML Small Cap Growth Equity Sub-Account (Service Class)

MML Small Company Value Sub-Account

MML Small/Mid Cap Value Sub-Account (Initial Class)

MML Small/Mid Cap Value Sub-Account (Service Class)

MML Special Situations Sub-Account (Service Class I)

MML Strategic Emerging Markets Sub-Account (Service Class I)

MML Total Return Bond Sub-Account

MML U.S. Government Money Market Sub-Account

Oppenheimer Global Multi-Alternatives Sub-Account****

PIMCO CommodityRealReturn® Strategy Sub-Account

VY® Clarion Global Real Estate Sub-Account

* See Note 2 to the financial statements for the previous name of this sub-account

** Financial highlights for the period from January 1, 2018 through August 31, 2018 and for the year ended December 31, 2017.

*** Financial highlights for the period from January 1, 2018 through March 29, 2018 and for the year ended December 31, 2017.

**** Financial highlights for the period from January 1, 2019 through April 29, 2019 and each of the years in the two-year period ended December 31, 2018.

F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Delaware Ivy VIP Asset Strategy Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Sub-Account
	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
ASSETS
Investments
Number of shares	1,329,317	1,309,929	4,614,136	5,314,328	8,512,900	9,841,993	169,553	1,972,541
Identified cost	$17,555,873	$12,117,451	$166,599,591	$196,020,360	$21,224,339	$23,344,604	$9,591,459	$112,308,077
Value	$18,530,683	$13,346,605	$250,778,312	$279,055,354	$26,049,475	$28,738,619	$13,493,021	$161,472,195
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	55	-	-	-	-	-
Total assets	18,530,683	13,346,605	250,778,367	279,055,354	26,049,475	28,738,619	13,493,021	161,472,195
LIABILITIES
Annuitant mortality fluctuation reserve	-	-	12,405	-	-	514	-	5,313
Payable to Massachusetts Mutual Life Insurance Company	-	10	-	11	17	80	18	431
Total liabilities	-	10	12,405	11	17	594	18	5,744
NET ASSETS	$18,530,683	$13,346,595	$250,765,962	$279,055,343	$26,049,458	$28,738,025	$13,493,003	$161,466,451
Net Assets:
Accumulation units - value	$18,530,683	$13,346,595	$241,943,384	$279,050,134	$26,049,458	$27,683,647	$13,493,003	$157,140,204
Contracts in payout (annuitization) period	-	-	8,822,578	5,209	-	1,054,378	-	4,326,247
Net assets	$18,530,683	$13,346,595	$250,765,962	$279,055,343	$26,049,458	$28,738,025	$13,493,003	$161,466,451
Outstanding units
Contract owners	1,135,192	841,382	4,187,353	8,481,331	1,142,992	857,957	311,599	3,595,992
UNIT VALUE
Panorama Premier	$-	$-	$79.80	$-	$-	$47.76	$-	$43.13
Panorama Passage®
Tier 1	-	-	59.64	-	-	30.67	-	43.04
Tier 2	-	-	57.89	-	-	29.77	-	41.77
Tier 3	-	-	63.05	-	-	32.42	-	45.50
Tier 4	-	-	60.06	-	-	30.89	-	43.35
MassMutual Artistry	-	-	54.29	-	-	22.98	-	31.84
MassMutual Transitions®
Custom Plan	-	-	69.04	-	-	37.42	-	48.81
Package Plan I	-	-	69.04	-	-	37.42	-	48.81
Package Plan II	-	-	64.46	-	-	34.94	-	45.58
Package Plan III	-	-	61.38	-	-	33.27	-	43.40

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Delaware Ivy VIP Asset Strategy Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Sub-Account
	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	16.53	53.33	-	-	30.64	-	40.76
Tier 2	-	15.93	49.66	-	-	28.53	-	37.96
Tier 3	-	15.57	47.49	-	-	27.29	-	36.30
Tier 4	-	15.93	49.58	-	-	28.49	-	37.90
Tier 5	-	15.36	46.16	-	-	26.52	-	35.29
Tier 6	-	15.01	44.15	-	-	25.37	-	33.75
Tier 7	-	15.79	48.90	-	-	28.10	-	37.38
Tier 8	-	15.22	45.46	-	-	26.12	-	34.75
Tier 9	-	15.50	-	46.05	26.45	-	35.21	-
Tier 10	-	16.23	-	50.22	28.84	-	38.39	-
Tier 11	-	14.94	-	42.81	24.59	-	32.73	-
Tier 12	-	15.64	-	47.62	27.35	-	36.40	-
Tier 13	-	14.34	-	40.62	23.33	-	31.06	-
Tier 14	-	14.87	-	43.70	25.10	-	33.41	-
MassMutual RetireEase SelectSM
Tier 1	-	-	35.07	-	-	16.77	-	32.83
Tier 2	-	-	37.73	-	-	18.04	-	35.32
MassMutual Transitions SelectSM
Tier 1	-	17.14	61.04	-	-	36.63	-	47.50
Tier 2	-	17.14	-	59.04	35.41	-	45.94	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	14.85	-	24.48	15.31	-	-	-
Tier 2	-	14.54	-	23.96	14.98	-	-	-
Tier 3	-	14.85	-	24.48	15.31	-	-	-
MassMutual Capital VantageSM
Tier 1	15.99	14.81	-	24.41	15.26	-	-	-
Tier 2	16.33	15.13	-	24.94	15.59	-	-	-
Tier 3	15.55	14.40	-	23.74	14.84	-	-	-
Tier 4	15.99	14.81	-	24.41	15.26	-	-	-
Tier 5	15.89	14.72	-	24.26	15.17	-	-	-
Tier 6	16.33	15.13	-	24.94	15.59	-	-	-

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
ASSETS
Investments
Number of shares	3,108	376,943	227,235	330,882	921,702	164,988	383,668	1,379,053
Identified cost	$40,004	$5,046,569	$1,742,342	$27,393,556	$75,917,990	$4,283,243	$10,021,974	$57,672,955
Value	$56,726	$6,988,525	$1,772,431	$34,332,310	$105,654,755	$4,919,953	$11,345,067	$77,475,201
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	2
Total assets	56,726	6,988,525	1,772,431	34,332,310	105,654,755	4,919,953	11,345,067	77,475,203
LIABILITIES
Annuitant mortality fluctuation reserve	-	400	12	-	6,240	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	10	804	3	2	728	71	12	-
Total liabilities	10	1,204	15	2	6,968	71	12	-
NET ASSETS	$56,716	$6,987,321	$1,772,416	$34,332,308	$105,647,787	$4,919,882	$11,345,055	$77,475,203
Net Assets:
Accumulation units - value	$56,716	$6,936,878	$1,771,961	$34,329,691	$102,242,434	$4,761,528	$11,345,055	$77,469,579
Contracts in payout (annuitization) period	-	50,443	455	2,617	3,405,353	158,354	-	5,624
Net assets	$56,716	$6,987,321	$1,772,416	$34,332,308	$105,647,787	$4,919,882	$11,345,055	$77,475,203
Outstanding units
Contract owners	3,042	340,713	110,047	1,126,999	2,211,697	331,261	841,059	2,571,246
UNIT VALUE
Panorama Premier	$-	$19.80	$16.11	$-	$38.92	$16.60	$-	$-
Panorama Passage®
Tier 1	-	19.42	-	-	38.29	16.28	-	-
Tier 2	-	18.84	-	-	37.16	15.80	-	-
Tier 3	-	20.50	-	-	40.48	17.19	-	-
Tier 4	-	19.52	-	-	38.56	16.38	-	-
MassMutual Artistry	-	20.11	-	-	21.67	15.14	-	-
MassMutual Transitions®
Custom Plan	-	22.07	-	-	55.35	16.24	-	-
Package Plan I	-	22.07	-	-	55.35	16.24	-	-
Package Plan II	-	20.61	-	-	51.68	15.17	-	-
Package Plan III	-	19.62	-	-	49.21	14.44	-	-

See Notes to Financial Statements.

F-6

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	17.06	-	-	47.29	12.66	-	-
Tier 2	-	15.89	-	-	44.04	11.78	-	-
Tier 3	-	15.19	-	-	42.12	11.27	-	-
Tier 4	-	15.86	-	-	43.97	11.76	-	-
Tier 5	-	14.77	-	-	40.94	10.95	-	-
Tier 6	-	14.13	-	-	39.15	10.48	-	-
Tier 7	-	15.65	-	-	43.37	11.60	-	-
Tier 8	-	14.55	-	-	40.32	10.79	-	-
Tier 9	14.73	-	-	40.80	-	-	10.95	35.36
Tier 10	16.06	-	-	44.50	-	-	11.94	38.56
Tier 11	13.69	-	-	37.93	-	-	10.18	32.87
Tier 12	15.23	-	-	42.19	-	-	11.32	36.56
Tier 13	-	-	-	35.99	-	-	9.66	31.19
Tier 14	-	-	-	38.72	-	-	10.39	33.55
MassMutual RetireEase SelectSM
Tier 1	-	13.39	-	-	34.45	9.93	-	-
Tier 2	-	14.40	-	-	37.06	10.69	-	-
MassMutual Transitions SelectSM
Tier 1	-	19.28	-	-	54.60	14.86	-	-
Tier 2	18.64	-	-	52.75	-	-	14.40	47.25
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	26.29	-	-	-	20.43
Tier 2	-	-	-	25.73	-	-	-	19.99
Tier 3	-	-	-	26.29	-	-	-	20.43
MassMutual Capital VantageSM
Tier 1	-	-	-	26.21	-	-	-	20.37
Tier 2	-	-	-	26.78	-	-	-	20.81
Tier 3	-	-	-	25.49	-	-	-	19.81
Tier 4	-	-	-	26.21	-	-	-	20.37
Tier 5	-	-	-	26.05	-	-	-	20.24
Tier 6	-	-	-	26.78	-	-	-	20.81

See Notes to Financial Statements.

F-7

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
ASSETS
Investments
Number of shares	3,076,921	12,435,786	32,231,053	336,620	370,040	746,123	1,037,752	258,422
Identified cost	$123,732,572	$61,957,125	$156,164,788	$9,537,802	$9,739,941	$21,748,914	$29,624,212	$7,306,589
Value	$176,061,400	$57,328,972	$143,428,184	$11,397,966	$11,700,675	$26,323,212	$37,182,643	$9,840,714
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	337	9	-	-	-	-	-	-
Total assets	176,061,737	57,328,981	143,428,184	11,397,966	11,700,675	26,323,212	37,182,643	9,840,714
LIABILITIES
Annuitant mortality fluctuation reserve	6,510	-	4,793	1,001	-	-	1,006	1,691
Payable to Massachusetts Mutual Life Insurance Company	-	-	271	167	-	16	188	246
Total liabilities	6,510	-	5,064	1,168	-	16	1,194	1,937
NET ASSETS	$176,055,227	$57,328,981	$143,423,120	$11,396,798	$11,700,675	$26,323,196	$37,181,449	$9,838,777
Net Assets:
Accumulation units - value	$171,566,877	$57,328,981	$139,758,354	$10,923,786	$11,700,675	$26,323,196	$36,901,313	$9,554,159
Contracts in payout (annuitization) period	4,488,350	-	3,664,766	473,012	-	-	280,136	284,618
Net assets	$176,055,227	$57,328,981	$143,423,120	$11,396,798	$11,700,675	$26,323,196	$37,181,449	$9,838,777
Outstanding units
Contract owners	3,694,110	4,059,143	8,302,751	282,080	298,106	1,068,989	939,913	361,364
UNIT VALUE
Panorama Premier	$58.93	$-	$21.90	$40.07	$-	$-	$34.59	$13.40
Panorama Passage®
Tier 1	57.97	-	21.36	39.30	-	-	35.10	13.14
Tier 2	56.26	-	20.73	38.14	-	-	34.07	12.75
Tier 3	61.28	-	22.58	41.49	-	-	37.11	13.87
Tier 4	58.38	-	21.51	39.52	-	-	35.35	13.21
MassMutual Artistry	41.02	-	21.90	36.24	-	-	32.36	13.23
MassMutual Transitions®
Custom Plan	53.48	-	21.66	44.97	-	-	45.00	52.04
Package Plan I	53.48	-	21.66	44.97	-	-	45.00	52.04
Package Plan II	49.93	-	20.22	41.99	-	-	42.02	48.59
Package Plan III	47.54	-	19.26	39.98	-	-	40.01	46.27

See Notes to Financial Statements.

F-8

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	40.95	-	15.90	36.03	-	-	37.57	46.70
Tier 2	38.13	-	14.81	33.55	-	-	34.98	43.48
Tier 3	36.47	-	14.16	32.09	-	-	33.46	41.58
Tier 4	38.07	-	14.78	33.50	-	-	34.93	43.41
Tier 5	35.45	-	13.77	31.19	-	-	32.52	40.42
Tier 6	33.90	-	13.17	29.83	-	-	31.10	38.66
Tier 7	37.55	-	14.58	33.04	-	-	34.45	42.82
Tier 8	34.91	-	13.56	30.72	-	-	32.03	39.81
Tier 9	-	13.73	-	-	31.13	32.45	-	-
Tier 10	-	14.97	-	-	33.95	35.39	-	-
Tier 11	-	12.76	-	-	28.94	30.17	-	-
Tier 12	-	14.19	-	-	32.19	33.56	-	-
Tier 13	-	12.11	-	-	27.46	28.63	-	-
Tier 14	-	13.02	-	-	29.54	30.79	-	-
MassMutual RetireEase SelectSM
Tier 1	25.55	-	13.09	29.46	-	-	27.88	40.40
Tier 2	27.48	-	14.08	31.69	-	-	29.99	43.46
MassMutual Transitions SelectSM
Tier 1	48.86	-	17.01	42.65	-	-	43.42	62.63
Tier 2	-	16.44	-	-	41.27	42.01	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	10.63	-	-	-	20.85	-	-
Tier 2	-	10.40	-	-	-	20.40	-	-
Tier 3	-	10.63	-	-	-	20.85	-	-
MassMutual Capital VantageSM
Tier 1	-	10.60	-	-	-	20.79	-	-
Tier 2	-	10.83	-	-	-	21.24	-	-
Tier 3	-	10.30	-	-	-	20.22	-	-
Tier 4	-	10.60	-	-	-	20.79	-	-
Tier 5	-	10.53	-	-	-	20.66	-	-
Tier 6	-	10.83	-	-	-	21.24	-	-

See Notes to Financial Statements.

F-9

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
ASSETS
Investments
Number of shares	363,932	5,815,994	3,104,013	8,280,330	69,523,959	12,550,100	5,516,549	7,256,548
Identified cost	$10,340,758	$5,815,994	$31,233,302	$81,189,851	$828,688,467	$194,433,947	$54,162,387	$71,765,272
Value	$12,810,417	$5,815,993	$36,316,955	$95,058,186	$919,106,731	$282,628,251	$57,592,772	$78,951,244
Dividends receivable	-	1	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	12,810,417	5,815,994	36,316,955	95,058,186	919,106,731	282,628,251	57,592,772	78,951,244
LIABILITIES
Annuitant mortality fluctuation reserve	-	3,100	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	1	80	35	8	52	37	50	59
Total liabilities	1	3,180	35	8	52	37	50	59
NET ASSETS	$12,810,416	$5,812,814	$36,316,920	$95,058,178	$919,106,679	$282,628,214	$57,592,722	$78,951,185
Net Assets:
Accumulation units - value	$12,807,835	$5,709,425	$36,316,920	$95,058,178	$918,684,445	$282,369,358	$57,592,722	$78,951,185
Contracts in payout (annuitization) period	2,581	103,389	-	-	422,234	258,856	-	-
Net assets	$12,810,416	$5,812,814	$36,316,920	$95,058,178	$919,106,679	$282,628,214	$57,592,722	$78,951,185
Outstanding units
Contract owners	236,464	565,742	1,359,322	4,300,766	44,078,410	7,241,440	3,575,717	3,892,604
UNIT VALUE
Panorama Premier	$-	$11.69	$25.95	$-	$-	$-	$-	$20.02
Panorama Passage®
Tier 1	-	10.02	25.63	-	-	-	-	19.77
Tier 2	-	9.73	25.06	-	-	-	-	19.33
Tier 3	-	10.60	26.54	-	-	-	-	20.47
Tier 4	-	10.09	25.59	-	-	-	-	19.74
MassMutual Artistry	-	10.32	26.76	-	28.75	72.99	22.52	20.64
MassMutual Transitions®
Custom Plan	-	10.31	27.63	-	-	-	-	21.31
Package Plan I	-	10.31	27.63	-	-	-	-	21.31
Package Plan II	-	9.63	26.32	-	-	-	-	20.30
Package Plan III	-	9.17	25.42	-	-	-	-	19.60

See Notes to Financial Statements.

F-10

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	9.24	25.42	-	21.77	49.56	16.18	19.60
Tier 2	-	8.60	24.04	-	20.64	46.99	15.34	18.54
Tier 3	-	8.23	23.21	-	19.97	45.45	14.84	17.91
Tier 4	-	8.59	24.04	-	20.64	46.99	15.34	18.54
Tier 5	-	8.00	22.73	-	19.57	44.56	14.55	17.53
Tier 6	-	7.65	21.95	-	18.93	43.10	14.07	16.93
Tier 7	-	8.47	23.70	-	20.37	46.37	15.14	18.28
Tier 8	-	7.88	22.42	-	19.31	43.97	14.35	17.29
Tier 9	40.30	-	-	22.31	19.83	45.15	14.74	-
Tier 10	43.95	-	-	23.92	21.20	48.26	15.76	-
Tier 11	37.47	-	-	21.10	18.81	42.81	13.98	-
Tier 12	41.67	-	-	22.68	20.10	45.76	14.94	-
Tier 13	35.55	-	-	20.02	17.84	40.62	13.26	-
Tier 14	38.24	-	-	21.17	18.82	42.84	13.99	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	9.94	26.87	-	22.96	52.27	17.07	20.73
Tier 2	60.54	-	-	25.98	22.96	52.27	17.07	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	17.29	16.00	30.56	14.00	-
Tier 2	-	-	-	16.92	15.66	29.91	13.70	-
Tier 3	-	-	-	17.29	16.00	30.56	14.00	-
MassMutual Capital VantageSM
Tier 1	-	-	-	17.23	15.95	30.47	13.96	-
Tier 2	-	-	-	17.61	16.30	31.13	14.27	-
Tier 3	-	-	-	16.76	15.51	29.63	13.58	-
Tier 4	-	-	-	17.23	15.95	30.47	13.96	-
Tier 5	-	-	-	17.13	15.85	30.28	13.87	-
Tier 6	-	-	-	17.61	16.30	31.13	14.27	-

See Notes to Financial Statements.

F-11

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
ASSETS
Investments
Number of shares	33,714,405	3,310,498	10,508,868	3,096,041	10,032,659	6,103,711	29,552,457	1,356,241
Identified cost	$330,470,638	$71,426,706	$227,697,059	$53,828,696	$171,258,614	$60,569,764	$287,424,528	$13,592,181
Value	$363,104,142	$68,983,334	$217,290,959	$66,936,417	$203,462,319	$65,736,972	$314,438,147	$13,575,976
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	49	-	-	-	-	-	-	-
Total assets	363,104,191	68,983,334	217,290,959	66,936,417	203,462,319	65,736,972	314,438,147	13,575,976
LIABILITIES
Annuitant mortality fluctuation reserve	-	291	-	1,165	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	126	6	225	1	29	-	-
Total liabilities	-	417	6	1,390	1	29	-	-
NET ASSETS	$363,104,191	$68,982,917	$217,290,953	$66,935,027	$203,462,318	$65,736,943	$314,438,147	$13,575,976
Net Assets:
Accumulation units - value	$362,968,846	$67,235,043	$217,290,953	$65,610,420	$203,455,058	$65,545,285	$314,438,147	$13,575,976
Contracts in payout (annuitization) period	135,345	1,747,874	-	1,324,607	7,260	191,658	-	-
Net assets	$363,104,191	$68,982,917	$217,290,953	$66,935,027	$203,462,318	$65,736,943	$314,438,147	$13,575,976
Outstanding units
Contract owners	20,676,935	2,100,227	11,045,227	999,401	6,267,018	3,386,413	18,550,323	1,219,346
UNIT VALUE
Panorama Premier	$-	$28.67	$-	$73.45	$-	$19.02	$-	$-
Panorama Passage®
Tier 1	-	30.27	-	72.23	-	18.78	-	-
Tier 2	-	29.38	-	70.10	-	18.37	-	-
Tier 3	-	32.00	-	75.68	-	19.45	-	-
Tier 4	-	30.48	-	72.09	-	18.75	-	-
MassMutual Artistry	-	31.74	-	76.53	-	19.61	-	-
MassMutual Transitions®
Custom Plan	-	37.75	-	70.33	-	20.25	-	-
Package Plan I	-	37.75	-	70.33	-	20.25	-	-
Package Plan II	-	35.25	-	65.66	-	19.28	-	-
Package Plan III	-	33.57	-	62.53	-	18.62	-	-

See Notes to Financial Statements.

F-12

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	30.97	-	57.42	-	18.62	-	-
Tier 2	-	28.84	-	53.47	-	17.61	-	-
Tier 3	-	27.58	-	51.13	-	17.01	-	-
Tier 4	-	28.79	-	53.38	-	17.61	-	-
Tier 5	-	26.81	-	49.71	-	16.66	-	-
Tier 6	-	25.64	-	47.54	-	16.09	-	-
Tier 7	-	28.40	-	52.65	-	17.37	-	-
Tier 8	-	26.40	-	48.95	-	16.43	-	-
Tier 9	17.24	-	26.75	-	49.59	-	16.34	-
Tier 10	18.48	-	29.17	-	54.08	-	17.52	-
Tier 11	16.30	-	24.87	-	46.10	-	15.45	-
Tier 12	17.52	-	27.66	-	51.28	-	16.61	-
Tier 13	15.47	-	23.60	-	43.75	-	14.66	-
Tier 14	16.36	-	25.38	-	47.06	-	15.50	-
MassMutual RetireEase SelectSM
Tier 1	-	24.46	-	44.49	-	-	-	-
Tier 2	-	26.31	-	47.86	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	34.68	-	67.66	-	19.69	-	-
Tier 2	20.07	-	33.54	-	65.45	-	19.02	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	14.39	-	17.10	-	26.12	-	13.75	11.08
Tier 2	14.08	-	16.73	-	25.56	-	13.46	10.84
Tier 3	14.39	-	17.10	-	26.12	-	13.75	11.08
MassMutual Capital VantageSM
Tier 1	14.35	-	17.04	-	26.04	-	13.71	11.04
Tier 2	14.66	-	17.42	-	26.60	-	14.01	11.28
Tier 3	13.95	-	16.58	-	25.32	-	13.34	10.74
Tier 4	14.35	-	17.04	-	26.04	-	13.71	11.04
Tier 5	14.26	-	16.94	-	25.87	-	13.63	10.98
Tier 6	14.66	-	17.42	-	26.60	-	14.01	11.28

See Notes to Financial Statements.

F-13

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
ASSETS
Investments
Number of shares	797,741	3,329,963	11,754,427	7,269,322	1,078,740	1,376,309	188,633	180,840
Identified cost	$20,235,302	$86,119,547	$121,193,573	$75,987,763	$30,858,703	$37,738,014	$2,269,877	$2,438,824
Value	$25,600,461	$104,959,884	$145,519,806	$88,613,039	$38,036,386	$46,175,150	$2,161,734	$2,484,746
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	25,600,461	104,959,884	145,519,806	88,613,039	38,036,386	46,175,150	2,161,734	2,484,746
LIABILITIES
Annuitant mortality fluctuation reserve	346	-	1,692	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	97	6	232	24	39	7	-	-
Total liabilities	443	6	1,924	24	39	7	-	-
NET ASSETS	$25,600,018	$104,959,878	$145,517,882	$88,613,015	$38,036,347	$46,175,143	$2,161,734	$2,484,746
Net Assets:
Accumulation units - value	$24,664,565	$104,959,878	$140,917,238	$88,606,608	$36,728,033	$46,175,143	$2,161,734	$2,484,746
Contracts in payout (annuitization) period	935,453	-	4,600,644	6,407	1,308,314	-	-	-
Net assets	$25,600,018	$104,959,878	$145,517,882	$88,613,015	$38,036,347	$46,175,143	$2,161,734	$2,484,746
Outstanding units
Contract owners	857,014	4,388,637	4,476,832	3,576,293	943,721	1,029,840	96,460	105,214
UNIT VALUE
Panorama Premier	$23.92	$-	$39.09	$-	$35.81	$-	$-	$-
Panorama Passage®
Tier 1	26.50	-	38.43	-	37.11	-	-	-
Tier 2	25.72	-	37.30	-	36.02	-	-	-
Tier 3	28.01	-	40.27	-	39.23	-	-	-
Tier 4	26.69	-	38.36	-	37.37	-	-	-
MassMutual Artistry	28.67	-	40.72	-	34.17	-	-	-
MassMutual Transitions®
Custom Plan	36.23	-	36.34	-	50.24	-	-	-
Package Plan I	36.23	-	36.34	-	50.24	-	-	-
Package Plan II	33.83	-	33.93	-	46.91	-	-	-
Package Plan III	32.21	-	32.31	-	44.67	-	-	-

See Notes to Financial Statements.

F-14

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	29.66	-	29.80	-	41.58	-	-	-
Tier 2	27.61	-	27.75	-	38.71	-	-	-
Tier 3	26.41	-	26.54	-	37.03	-	-	-
Tier 4	27.57	-	27.70	-	38.65	-	-	-
Tier 5	25.67	-	25.80	-	35.99	-	-	-
Tier 6	24.55	-	24.67	-	34.42	-	-	-
Tier 7	27.19	-	27.32	-	38.12	-	-	-
Tier 8	25.28	-	25.40	-	35.44	-	-	-
Tier 9	-	25.62	-	25.74	-	35.90	-	-
Tier 10	-	27.94	-	28.07	-	39.15	-	-
Tier 11	-	23.82	-	23.93	-	33.37	-	-
Tier 12	-	26.49	-	26.61	-	37.12	-	-
Tier 13	-	22.60	-	22.71	-	31.67	-	-
Tier 14	-	24.31	-	24.42	-	34.06	-	-
MassMutual RetireEase SelectSM
Tier 1	20.07	-	20.68	-	30.94	-	-	-
Tier 2	21.59	-	22.24	-	33.28	-	-	-
MassMutual Transitions SelectSM
Tier 1	33.15	-	33.35	-	47.78	-	-	-
Tier 2	-	32.07	-	32.27	-	46.21	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	36.18	-	-	-
Tier 2	-	-	-	-	36.75	-	-	-
Tier 3	-	-	-	-	38.22	-	-	-
Tier 4	-	-	-	-	38.22	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	17.66	-	17.91	-	-	-	-
Tier 2	-	17.28	-	17.52	-	-	-	-
Tier 3	-	17.66	-	17.91	-	-	-	-
MassMutual Capital VantageSM
Tier 1	-	17.60	-	17.85	-	-	21.95	23.12
Tier 2	-	17.99	-	18.24	-	-	22.43	23.63
Tier 3	-	17.12	-	17.36	-	-	21.35	22.49
Tier 4	-	17.60	-	17.85	-	-	21.95	23.12
Tier 5	-	17.49	-	17.74	-	-	21.81	22.98
Tier 6	-	17.99	-	18.24	-	-	22.43	23.63

See Notes to Financial Statements.

F-15

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
ASSETS
Investments
Number of shares	2,775,505	10,469,165	734,580	1,996,662	1,416,191	345,329	1,331,214	325,966
Identified cost	$17,185,367	$99,536,428	$7,033,682	$20,204,902	$17,862,808	$4,242,796	$16,396,305	$3,998,347
Value	$22,093,020	$115,579,587	$8,065,683	$23,979,912	$20,520,613	$5,128,129	$19,462,345	$4,977,495
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	22,093,020	115,579,587	8,065,683	23,979,912	20,520,613	5,128,129	19,462,345	4,977,495
LIABILITIES
Annuitant mortality fluctuation reserve	-	1,091	-	-	-	-	-	5
Payable to Massachusetts Mutual Life Insurance Company	30	207	3	32	32	72	17	12
Total liabilities	30	1,298	3	32	32	72	17	17
NET ASSETS	$22,092,990	$115,578,289	$8,065,680	$23,979,880	$20,520,581	$5,128,057	$19,462,328	$4,977,478
Net Assets:
Accumulation units - value	$22,092,990	$111,244,492	$8,065,680	$23,879,240	$20,520,581	$4,723,184	$19,462,328	$4,977,245
Contracts in payout (annuitization) period	-	4,333,797	-	100,640	-	404,873	-	233
Net assets	$22,092,990	$115,578,289	$8,065,680	$23,979,880	$20,520,581	$5,128,057	$19,462,328	$4,977,478
Outstanding units
Contract owners	865,951	6,441,988	520,191	890,049	1,116,028	184,374	888,586	245,084
UNIT VALUE
Panorama Premier	$32.74	$16.96	$-	$35.52	$23.85	$-	$-	$23.01
Panorama Passage®
Tier 1	32.46	17.05	-	35.22	23.64	-	-	22.25
Tier 2	31.96	16.55	-	34.68	23.28	-	-	21.59
Tier 3	33.25	18.03	-	36.08	24.22	-	-	23.52
Tier 4	32.42	17.18	-	35.18	23.62	-	-	22.40
MassMutual Artistry	33.44	16.09	-	36.29	24.36	-	-	16.57
MassMutual Transitions®
Custom Plan	34.19	20.23	-	37.10	24.91	28.82	-	-
Package Plan I	34.19	20.23	-	37.10	24.91	28.82	-	-
Package Plan II	33.06	18.89	-	35.87	24.08	26.91	-	-
Package Plan III	32.27	17.99	-	35.01	23.51	25.62	-	-

See Notes to Financial Statements.

F-16

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	32.27	16.92	-	35.01	23.51	25.44	-	-
Tier 2	31.04	15.76	-	33.69	22.62	23.69	-	-
Tier 3	30.30	15.07	-	32.88	22.08	22.66	-	-
Tier 4	31.04	15.73	-	33.69	22.62	23.65	-	-
Tier 5	29.87	14.65	-	32.41	21.76	22.02	-	-
Tier 6	29.15	14.01	-	31.63	21.24	21.06	-	-
Tier 7	30.75	15.52	-	33.36	22.40	23.33	-	-
Tier 8	29.58	14.42	-	32.10	21.55	21.69	-	-
Tier 9	30.16	-	14.63	32.72	21.97	-	22.08	-
Tier 10	31.65	-	15.96	34.34	23.06	-	24.08	-
Tier 11	29.01	-	13.60	31.48	21.14	-	20.53	-
Tier 12	30.45	-	15.13	33.04	22.18	-	22.83	-
Tier 13	27.78	-	12.91	30.14	20.24	-	19.48	-
Tier 14	28.87	-	13.88	31.33	21.03	-	20.95	-
MassMutual RetireEase SelectSM
Tier 1	-	10.27	-	-	-	20.33	-	-
Tier 2	-	11.05	-	-	-	21.87	-	-
MassMutual Transitions SelectSM
Tier 1	33.54	19.20	-	36.39	24.43	31.11	-	-
Tier 2	33.54	-	18.60	36.39	24.43	-	30.24	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	22.89	-	12.08	24.79	17.03	-	18.65	-
Tier 2	22.40	-	11.82	24.26	16.66	-	18.25	-
Tier 3	22.89	-	12.08	24.79	17.03	-	18.65	-
MassMutual Capital VantageSM
Tier 1	22.82	-	12.04	24.71	16.98	-	18.59	-
Tier 2	23.32	-	12.30	25.25	17.35	-	19.00	-
Tier 3	22.19	-	11.71	24.04	16.51	-	18.08	-
Tier 4	22.82	-	12.04	24.71	16.98	-	18.59	-
Tier 5	22.68	-	11.96	24.56	16.87	-	18.48	-
Tier 6	23.32	-	12.30	25.25	17.35	-	19.00	-

See Notes to Financial Statements.

F-17

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	3,039,096	2,512,779	36,990,294	76,351,236	4,846,177	1,890,966	2,587,027	11,412,914
Identified cost	$39,585,650	$45,174,782	$333,991,265	$688,323,120	$47,416,993	$19,223,888	$25,939,405	$120,517,910
Value	$74,579,421	$60,960,011	$373,971,871	$763,512,356	$48,074,071	$23,466,892	$31,561,733	$126,911,601
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	74,579,421	60,960,011	373,971,871	763,512,356	48,074,071	23,466,892	31,561,733	126,911,601
LIABILITIES
Annuitant mortality fluctuation reserve	6,834	-	-	-	103	202	-	2,398
Payable to Massachusetts Mutual Life Insurance Company	266	1	40	81	35	126	10	301
Total liabilities	7,100	1	40	81	138	328	10	2,699
NET ASSETS	$74,572,321	$60,960,010	$373,971,831	$763,512,275	$48,073,933	$23,466,564	$31,561,723	$126,908,902
Net Assets:
Accumulation units - value	$74,132,639	$60,960,010	$373,971,831	$763,416,579	$48,070,507	$22,472,273	$31,561,723	$123,171,623
Contracts in payout (annuitization) period	439,682	-	-	95,696	3,426	994,291	-	3,737,279
Net assets	$74,572,321	$60,960,010	$373,971,831	$763,512,275	$48,073,933	$23,466,564	$31,561,723	$126,908,902
Outstanding units
Contract owners	1,664,117	2,420,106	15,565,856	34,135,820	3,120,712	777,632	1,496,875	7,993,007
UNIT VALUE
Panorama Premier	$45.33	$-	$23.69	$-	$18.91	$33.71	$-	$16.58
Panorama Passage®
Tier 1	44.58	-	23.39	-	18.72	25.91	-	16.30
Tier 2	43.26	-	22.88	-	18.37	25.15	-	15.82
Tier 3	46.71	-	24.22	-	19.27	27.40	-	17.08
Tier 4	44.49	-	23.36	-	18.69	26.10	-	16.27
MassMutual Artistry	47.23	-	24.43	-	19.40	24.70	-	17.27
MassMutual Transitions®
Custom Plan	49.30	-	25.22	-	19.93	33.24	-	18.03
Package Plan I	49.30	-	25.22	-	19.93	33.24	-	18.03
Package Plan II	46.19	-	24.02	-	19.13	31.04	-	16.89
Package Plan III	44.08	-	23.20	-	18.59	29.55	-	16.12

See Notes to Financial Statements.

F-18

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	33.67	-	23.20	-	18.59	26.75	-	15.11
Tier 2	31.35	-	21.94	-	17.74	24.91	-	14.07
Tier 3	29.98	-	21.19	-	17.23	23.82	-	13.46
Tier 4	31.30	-	21.94	-	17.74	24.87	-	14.05
Tier 5	29.15	-	20.75	-	16.93	23.16	-	13.08
Tier 6	27.87	-	20.04	-	16.44	22.15	-	12.51
Tier 7	30.87	-	21.64	-	17.53	24.53	-	13.86
Tier 8	28.70	-	20.46	-	16.73	22.80	-	12.88
Tier 9	-	29.06	-	20.37	17.13	-	23.11	-
Tier 10	-	31.69	-	21.84	18.16	-	25.21	-
Tier 11	-	27.02	-	19.27	16.35	-	21.49	-
Tier 12	-	30.05	-	20.71	17.33	-	23.90	-
Tier 13	-	25.64	-	18.28	15.51	-	20.39	-
Tier 14	-	27.58	-	19.33	16.25	-	21.93	-
MassMutual RetireEase SelectSM
Tier 1	26.31	-	-	-	-	19.00	-	14.52
Tier 2	28.31	-	-	-	-	20.44	-	15.62
MassMutual Transitions SelectSM
Tier 1	38.64	-	24.53	-	19.47	30.38	-	16.22
Tier 2	-	37.35	-	23.72	19.47	-	29.40	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	22.05	-	16.19	13.63	-	17.71	-
Tier 2	-	21.58	-	15.85	13.33	-	17.33	-
Tier 3	-	22.05	-	16.19	13.63	-	17.71	-
MassMutual Capital VantageSM
Tier 1	-	21.98	-	16.14	13.58	-	17.65	-
Tier 2	-	22.46	-	16.50	13.88	-	18.04	-
Tier 3	-	21.38	-	15.70	13.21	-	17.17	-
Tier 4	-	21.98	-	16.14	13.58	-	17.65	-
Tier 5	-	21.84	-	16.04	13.50	-	17.54	-
Tier 6	-	22.46	-	16.50	13.88	-	18.04	-

See Notes to Financial Statements.

F-19

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	4,804,707	758,022	1,173,986	1,807,264	8,251,314	19,599,858	5,945,365	1,720,425
Identified cost	$50,798,498	$7,226,797	$13,115,996	$20,889,407	$105,123,355	$247,595,374	$74,523,104	$21,318,605
Value	$52,995,920	$8,307,925	$17,656,746	$25,898,088	$107,432,721	$253,912,402	$90,533,171	$25,981,822
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	52,995,920	8,307,925	17,656,746	25,898,088	107,432,721	253,912,402	90,533,171	25,981,822
LIABILITIES
Annuitant mortality fluctuation reserve	-	-	256	-	1,861	-	1,172	-
Payable to Massachusetts Mutual Life Insurance Company	1	13	133	2	244	22	206	11
Total liabilities	1	13	389	2	2,105	22	1,378	11
NET ASSETS	$52,995,919	$8,307,912	$17,656,357	$25,898,086	$107,430,616	$253,912,380	$90,531,793	$25,981,811
Net Assets:
Accumulation units - value	$52,990,150	$8,307,912	$17,505,804	$25,898,086	$104,231,606	$253,905,283	$87,527,480	$25,981,811
Contracts in payout (annuitization) period	5,769	-	150,553	-	3,199,010	7,097	3,004,313	-
Net assets	$52,995,919	$8,307,912	$17,656,357	$25,898,086	$107,430,616	$253,912,380	$90,531,793	$25,981,811
Outstanding units
Contract owners	3,822,173	620,555	428,715	978,368	6,154,434	17,341,820	4,569,936	1,489,972
UNIT VALUE
Panorama Premier	$-	$-	$32.87	$-	$-	$14.15	$18.10	$-
Panorama Passage®
Tier 1	-	-	33.10	-	21.43	-	17.75	-
Tier 2	-	-	32.13	-	20.80	-	17.23	-
Tier 3	-	-	35.00	-	22.65	-	18.74	-
Tier 4	-	-	33.34	-	21.58	-	17.85	-
MassMutual Artistry	-	12.43	27.15	-	21.79	-	18.82	-
MassMutual Transitions®
Custom Plan	-	12.65	47.24	-	20.15	-	23.68	-
Package Plan I	-	12.65	47.24	-	20.15	-	23.68	-
Package Plan II	-	12.31	44.10	-	18.82	-	22.11	-
Package Plan III	-	12.08	42.00	-	17.92	-	21.06	-

See Notes to Financial Statements.

F-20

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	12.08	39.76	-	16.09	-	18.30	-
Tier 2	-	11.72	37.02	-	14.98	-	17.04	-
Tier 3	-	11.49	35.41	-	14.33	-	16.29	-
Tier 4	-	11.72	36.96	-	14.96	-	17.01	-
Tier 5	-	11.36	34.42	-	13.93	-	15.84	-
Tier 6	-	11.15	32.92	-	13.32	-	15.15	-
Tier 7	-	11.63	36.46	-	14.75	-	16.78	-
Tier 8	-	11.28	33.89	-	13.72	-	15.60	-
Tier 9	13.05	11.45	-	34.31	-	13.90	-	15.81
Tier 10	14.23	11.90	-	37.42	-	15.16	-	17.24
Tier 11	12.13	11.10	-	31.90	-	12.92	-	14.69
Tier 12	13.49	11.54	-	35.48	-	14.37	-	16.34
Tier 13	11.51	10.73	-	30.27	-	12.26	-	13.94
Tier 14	12.38	11.06	-	32.56	-	13.19	-	15.00
MassMutual RetireEase SelectSM
Tier 1	-	-	34.75	-	14.90	-	13.29	-
Tier 2	-	-	37.38	-	16.03	-	14.30	-
MassMutual Transitions SelectSM
Tier 1	-	12.46	49.60	-	17.32	-	20.90	-
Tier 2	15.69	12.46	-	47.94	-	16.76	-	20.22
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	12.31	13.52	-	24.35	-	11.40	-	13.08
Tier 2	12.05	13.23	-	23.83	-	11.15	-	12.80
Tier 3	12.31	13.52	-	24.35	-	11.40	-	13.08
MassMutual Capital VantageSM
Tier 1	12.28	13.48	-	24.28	-	11.36	-	13.04
Tier 2	12.54	13.77	-	24.81	-	11.61	-	13.32
Tier 3	11.94	13.11	-	23.61	-	11.05	-	12.68
Tier 4	12.28	13.48	-	24.28	-	11.36	-	13.04
Tier 5	12.20	13.39	-	24.13	-	11.29	-	12.96
Tier 6	12.54	13.77	-	24.81	-	11.61	-	13.32

See Notes to Financial Statements.

F-21

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	5,185,602	7,702,255	10,514,066	4,523,829	18,608,606	128,383,169	3,518,713	2,288,160
Identified cost	$80,562,734	$115,522,252	$109,161,983	$47,357,912	$193,819,359	$1,348,996,876	$34,122,925	$21,209,307
Value	$85,666,142	$118,152,595	$132,266,946	$55,688,338	$214,743,315	$1,461,000,460	$34,025,950	$29,201,189
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	2,412	-	-	-	-	7	-	-
Total assets	85,668,554	118,152,595	132,266,946	55,688,338	214,743,315	1,461,000,467	34,025,950	29,201,189
LIABILITIES
Annuitant mortality fluctuation reserve	4,423	-	3,918	-	-	-	81	2,877
Payable to Massachusetts Mutual Life Insurance Company	-	11	512	15	76	-	19	409
Total liabilities	4,423	11	4,430	15	76	-	100	3,286
NET ASSETS	$85,664,131	$118,152,584	$132,262,516	$55,688,323	$214,743,239	$1,461,000,467	$34,025,850	$29,197,903
Net Assets:
Accumulation units - value	$84,028,428	$118,152,584	$128,130,917	$55,688,323	$214,743,239	$1,460,984,523	$34,023,162	$28,844,623
Contracts in payout (annuitization) period	1,635,703	-	4,131,599	-	-	15,944	2,688	353,280
Net assets	$85,664,131	$118,152,584	$132,262,516	$55,688,323	$214,743,239	$1,461,000,467	$34,025,850	$29,197,903
Outstanding units
Contract owners	1,246,633	3,879,781	3,020,014	2,249,934	9,831,320	74,645,263	3,188,272	623,139
UNIT VALUE
Panorama Premier	$115.43	$-	$55.03	$-	$21.43	$-	$10.85	$56.47
Panorama Passage®
Tier 1	85.40	-	58.22	-	21.16	-	10.74	50.78
Tier 2	82.89	-	56.50	-	20.69	-	10.54	49.29
Tier 3	90.29	-	61.55	-	21.91	-	11.05	53.69
Tier 4	86.01	-	58.63	-	21.13	-	10.72	51.14
MassMutual Artistry	69.29	-	62.51	-	22.09	-	11.13	49.31
MassMutual Transitions®
Custom Plan	78.60	-	50.63	-	22.81	-	11.43	48.02
Package Plan I	78.60	-	50.63	-	22.81	-	11.43	48.02
Package Plan II	73.39	-	47.27	-	21.73	-	10.98	44.84
Package Plan III	69.88	-	45.01	-	20.98	-	10.66	42.69

See Notes to Financial Statements.

F-22

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	46.29	-	39.36	-	20.98	-	10.66	37.58
Tier 2	43.47	-	36.65	-	19.85	-	10.18	34.99
Tier 3	41.80	-	35.06	-	19.17	-	9.88	33.47
Tier 4	43.47	-	36.60	-	19.85	-	10.18	34.94
Tier 5	40.83	-	34.08	-	18.77	-	9.71	32.53
Tier 6	39.26	-	32.59	-	18.13	-	9.43	31.11
Tier 7	42.81	-	36.10	-	19.57	-	10.06	34.46
Tier 8	40.21	-	33.56	-	18.51	-	9.60	32.04
Tier 9	-	40.34	-	33.99	-	18.42	9.83	-
Tier 10	-	43.62	-	37.07	-	19.75	10.42	-
Tier 11	-	37.89	-	31.60	-	17.42	9.38	-
Tier 12	-	41.35	-	35.14	-	18.73	9.94	-
Tier 13	-	35.95	-	29.98	-	16.53	8.90	-
Tier 14	-	38.28	-	32.25	-	17.48	9.32	-
MassMutual RetireEase SelectSM
Tier 1	39.85	-	27.28	-	-	-	-	28.31
Tier 2	42.87	-	29.34	-	-	-	-	30.45
MassMutual Transitions SelectSM
Tier 1	49.28	-	43.53	-	22.19	-	11.17	44.43
Tier 2	-	47.69	-	42.09	-	21.45	11.17	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	22.10	-	17.32	-	14.99	10.40	-
Tier 2	-	21.63	-	16.95	-	14.67	10.18	-
Tier 3	-	22.10	-	17.32	-	14.99	10.40	-
MassMutual Capital VantageSM
Tier 1	-	22.03	-	17.27	-	14.94	10.37	-
Tier 2	-	22.51	-	17.65	-	15.27	10.60	-
Tier 3	-	21.43	-	16.80	-	14.53	10.09	-
Tier 4	-	22.03	-	17.27	-	14.94	10.37	-
Tier 5	-	21.89	-	17.16	-	14.85	10.31	-
Tier 6	-	22.51	-	17.65	-	15.27	10.60	-

See Notes to Financial Statements.

F-23

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
ASSETS
Investments
Number of shares	2,431,065	5,747,660	2,378,229	1,742,859	6,754,464	2,063,715	93,615	1,466,195
Identified cost	$23,401,808	$78,486,380	$31,795,558	$25,168,618	$68,063,336	$23,236,769	$1,206,106	$16,485,175
Value	$30,289,226	$87,703,993	$32,664,655	$29,890,031	$99,425,716	$29,944,497	$1,081,248	$15,351,062
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	1	-	-
Total assets	30,289,226	87,703,993	32,664,655	29,890,031	99,425,716	29,944,498	1,081,248	15,351,062
LIABILITIES
Annuitant mortality fluctuation reserve	-	3,584	-	-	1,686	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	10	431	7	35	271	-	-	51
Total liabilities	10	4,015	7	35	1,957	-	-	51
NET ASSETS	$30,289,216	$87,699,978	$32,664,648	$29,889,996	$99,423,759	$29,944,498	$1,081,248	$15,351,011
Net Assets:
Accumulation units - value	$30,289,216	$84,579,540	$32,664,648	$29,889,996	$95,900,982	$29,944,498	$1,081,248	$15,351,011
Contracts in payout (annuitization) period	-	3,120,438	-	-	3,522,777	-	-	-
Net assets	$30,289,216	$87,699,978	$32,664,648	$29,889,996	$99,423,759	$29,944,498	$1,081,248	$15,351,011
Outstanding units
Contract owners	1,198,581	1,630,525	1,096,162	1,245,949	2,639,896	1,239,236	57,104	1,062,107
UNIT VALUE
Panorama Premier	$-	$64.77	$-	$-	$49.10	$-	$-	$-
Panorama Passage®
Tier 1	-	57.13	-	-	48.29	-	-	-
Tier 2	-	55.45	-	-	46.86	-	-	-
Tier 3	-	60.40	-	-	50.59	-	-	-
Tier 4	-	57.53	-	-	48.20	-	-	-
MassMutual Artistry	-	41.05	-	41.43	51.16	-	-	17.21
MassMutual Transitions®
Custom Plan	-	63.96	-	-	53.41	-	-	-
Package Plan I	-	63.96	-	-	53.41	-	-	-
Package Plan II	-	59.72	-	-	50.03	-	-	-
Package Plan III	-	56.87	-	-	47.75	-	-	-

See Notes to Financial Statements.

F-24

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	47.04	-	39.53	34.28	-	-	13.36
Tier 2	-	43.80	-	37.58	31.92	-	-	12.67
Tier 3	-	41.89	-	36.41	30.53	-	-	12.25
Tier 4	-	43.73	-	37.58	31.87	-	-	12.67
Tier 5	-	40.72	-	35.72	29.68	-	-	12.01
Tier 6	-	38.94	-	34.61	28.38	-	-	11.62
Tier 7	-	43.13	-	37.11	31.43	-	-	12.50
Tier 8	-	40.10	-	35.27	29.22	-	-	11.85
Tier 9	32.40	-	40.62	36.18	-	29.60	-	12.17
Tier 10	35.34	-	44.30	38.54	-	32.28	-	13.01
Tier 11	30.12	-	37.76	34.39	-	27.52	-	11.54
Tier 12	33.50	-	42.00	36.64	-	30.61	-	12.34
Tier 13	28.58	-	35.83	32.63	-	26.11	-	10.95
Tier 14	30.75	-	38.54	34.33	-	28.09	-	11.55
MassMutual RetireEase SelectSM
Tier 1	-	33.01	-	-	22.51	-	-	-
Tier 2	-	35.51	-	-	24.21	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	57.77	-	41.59	37.78	-	-	14.09
Tier 2	42.90	-	55.88	41.59	-	36.54	-	14.09
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	20.60	-	22.87	19.28	-	18.16	-	14.67
Tier 2	20.16	-	22.38	18.86	-	17.77	-	14.36
Tier 3	20.60	-	22.87	19.28	-	18.16	-	14.67
MassMutual Capital VantageSM
Tier 1	20.54	-	22.80	19.22	-	18.10	18.54	14.63
Tier 2	20.99	-	23.30	19.64	-	18.50	18.94	14.95
Tier 3	19.98	-	22.17	18.69	-	17.60	18.03	14.23
Tier 4	20.54	-	22.80	19.22	-	18.10	18.54	14.63
Tier 5	20.41	-	22.66	19.10	-	17.99	18.43	14.54
Tier 6	20.99	-	23.30	19.64	-	18.50	18.94	14.95

See Notes to Financial Statements.

F-25

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
ASSETS
Investments
Number of shares	4,592,743	90,777,238	1,092,372	993,020
Identified cost	$49,228,232	$90,775,986	$7,147,035	$11,048,832
Value	$47,397,107	$90,777,236	$8,564,202	$13,624,232
Dividends receivable	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-
Total assets	47,397,107	90,777,236	8,564,202	13,624,232
LIABILITIES
Annuitant mortality fluctuation reserve	-	5,204	84	93
Payable to Massachusetts Mutual Life Insurance Company	25	277	79	71
Total liabilities	25	5,481	163	164
NET ASSETS	$47,397,082	$90,771,755	$8,564,039	$13,624,068
Net Assets:
Accumulation units - value	$47,397,082	$89,974,447	$8,292,773	$13,015,521
Contracts in payout (annuitization) period	-	797,308	271,266	608,547
Net assets	$47,397,082	$90,771,755	$8,564,039	$13,624,068
Outstanding units
Contract owners	4,187,985	9,905,255	1,195,842	660,849
UNIT VALUE
Panorama Premier	$11.44	$8.70	$7.02	$20.41
Panorama Passage®
Tier 1	11.34	8.60	6.92	20.13
Tier 2	11.17	8.41	6.75	19.63
Tier 3	11.62	8.90	7.20	20.93
Tier 4	11.33	8.58	6.91	20.10
MassMutual Artistry	11.69	8.98	7.26	21.13
MassMutual Transitions®
Custom Plan	11.95	9.27	7.53	21.91
Package Plan I	11.95	9.27	7.53	21.91
Package Plan II	11.55	8.83	7.13	20.74
Package Plan III	11.28	8.52	6.85	19.94

See Notes to Financial Statements.

F-26

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	11.28	8.52	6.85	19.93
Tier 2	10.85	8.06	6.44	18.72
Tier 3	10.59	7.79	6.19	18.00
Tier 4	10.85	8.06	6.44	18.72
Tier 5	10.44	7.62	6.04	17.58
Tier 6	10.19	7.36	5.81	16.91
Tier 7	10.74	7.95	6.34	18.44
Tier 8	10.34	7.52	5.95	17.32
Tier 9	10.54	7.74	6.17	17.95
Tier 10	11.06	8.30	6.67	19.41
Tier 11	10.14	7.32	5.80	16.86
Tier 12	10.64	7.87	6.33	18.40
Tier 13	9.71	6.95	5.50	16.00
Tier 14	10.09	7.35	5.85	17.03
MassMutual RetireEase SelectSM
Tier 1	-	8.76	6.91	16.06
Tier 2	-	9.08	7.43	17.27
MassMutual Transitions SelectSM
Tier 1	11.72	9.01	7.29	21.22
Tier 2	11.72	9.01	7.29	21.22
MassMutual Equity EdgeSM
Tier 1	-	8.65	-	-
Tier 2	-	-	-	-
Tier 3	-	-	-	-
Tier 4	-	8.98	-	-
MassMutual Transitions SelectSM II
Tier 1	11.14	9.58	-	-
Tier 2	10.90	9.37	-	-
Tier 3	11.14	9.58	-	-
MassMutual Capital VantageSM
Tier 1	11.11	9.55	-	-
Tier 2	11.35	9.76	-	-
Tier 3	10.80	9.29	-	-
Tier 4	11.11	9.55	-	-
Tier 5	11.04	9.49	-	-
Tier 6	11.35	9.76	-	-

See Notes to Financial Statements.

F-27

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Delaware Ivy VIP Asset Strategy Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Sub-Account
	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$309,862	$208,960	$158,959	$68,352	$-	$-	$-	$-
Expenses
Mortality and expense risk fee and administrative charges	145,110	174,962	3,029,896	3,250,813	325,638	357,812	175,666	2,033,653
Net Investment income (loss)	164,752	33,998	(2,870,937)	(3,182,461)	(325,638)	(357,812)	(175,666)	(2,033,653)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	134,277	317,513	20,301,851	10,790,833	874,283	2,074,600	1,061,733	13,688,546
Realized gain distribution	1,277,624	1,351,183	30,306,876	32,427,089	2,282,264	2,675,267	731,438	8,520,619
Realized gain (loss)	1,411,901	1,668,696	50,608,727	43,217,922	3,156,547	4,749,867	1,793,171	22,209,165
Change in net unrealized appreciation/
depreciation of investments	(203,980)	(543,013)	9,985,934	18,649,556	(629,788)	(1,778,381)	928,206	11,306,453
Net gain (loss) on investments	1,207,921	1,125,683	60,594,661	61,867,478	2,526,759	2,971,486	2,721,377	33,515,618
Net increase (decrease) in net assets
resulting from operations	1,372,673	1,159,681	57,723,724	58,685,017	2,201,121	2,613,674	2,545,711	31,481,965
Capital transactions:
Transfers of net premiums	8,686,866	624,560	1,520,547	21,575,444	1,027,072	213,437	250,424	719,776
Transfers due to death benefits	-	(68,016)	(2,607,183)	(3,885,190)	(175,848)	(178,739)	(682,414)	(1,872,007)
Transfers due to annuity benefit payments	-	-	(881,962)	(476)	-	(89,787)	-	(374,000)
Transfers due to withdrawal of funds	(465,397)	(1,582,935)	(29,292,232)	(22,245,323)	(2,918,382)	(4,956,714)	(1,470,491)	(19,981,345)
Transfers due to loans, net of repayments	-	-	21,360	-	-	570	-	7,900
Transfers due to cost of insurance	-	2,879	(524,504)	(136,977)	(63,093)	(83,056)	(12,848)	(442,224)
Transfers due to contingent deferred sales charges	-	-	(1,304)	-	-	(320)	-	(543)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	294,074	42	-	5,760	-	85,105
Transfers between Sub-Accounts and to/from Fixed Account	28,307	(60,132)	(12,733,709)	(4,194,893)	141,430	(830,370)	(354,162)	(9,006,725)
Net increase (decrease) in net assets resulting from capital transactions	8,249,776	(1,083,644)	(44,204,913)	(8,887,373)	(1,988,822)	(5,919,219)	(2,269,491)	(30,864,063)
Total increase (decrease)	9,622,449	76,037	13,518,811	49,797,644	212,299	(3,305,545)	276,220	617,902
NET ASSETS, at beginning of the year	8,908,234	13,270,558	237,247,151	229,257,699	25,837,159	32,043,570	13,216,783	160,848,549
NET ASSETS, at end of the year	$18,530,683	$13,346,595	$250,765,962	$279,055,343	$26,049,458	$28,738,025	$13,493,003	$161,466,451

See Notes to Financial Statements.

F-28

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
Investment income
Dividends	$719	$103,998	$38,525	$-	$-	$103,763	$221,575	$-
Expenses
Mortality and expense risk fee and administrative charges	1,010	79,979	24,477	401,573	1,374,102	67,562	152,148	996,507
Net Investment income (loss)	(291)	24,019	14,048	(401,573)	(1,374,102)	36,201	69,427	(996,507)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	12,511	448,439	42,378	1,415,875	8,428,390	627,399	217,317	3,703,594
Realized gain distribution	2,897	355,569	68,557	3,794,314	11,155,527	18,782	44,518	3,997,510
Realized gain (loss)	15,408	804,008	110,935	5,210,189	19,583,917	646,181	261,835	7,701,104
Change in net unrealized appreciation/
depreciation of investments	(8,677)	(191,843)	(181,670)	160,663	(639,758)	279,016	1,437,946	3,315,264
Net gain (loss) on investments	6,731	612,165	(70,735)	5,370,852	18,944,159	925,197	1,699,781	11,016,368
Net increase (decrease) in net assets
resulting from operations	6,440	636,184	(56,687)	4,969,279	17,570,057	961,398	1,769,208	10,019,861
Capital transactions:
Transfers of net premiums	-	9,127	-	4,160,138	508,086	80,692	38,796	3,074,569
Transfers due to death benefits	(25,999)	(106,047)	(9,473)	(369,963)	(1,067,066)	(27,077)	(8,092)	(1,652,532)
Transfers due to annuity benefit payments	-	(8,614)	(53)	(250)	(294,933)	(18,753)	-	(553)
Transfers due to withdrawal of funds	(306)	(605,214)	(152,219)	(2,769,333)	(12,991,971)	(2,556,480)	(1,716,446)	(8,655,857)
Transfers due to loans, net of repayments	-	781	-	-	5,825	(1,113)	-	-
Transfers due to cost of insurance	47	(5,875)	-	(7,789)	(301,497)	(7,083)	(1,543)	(158,139)
Transfers due to contingent deferred sales charges	-	(61)	(32)	-	(182)	(4)	-	-
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	3,240	(14)	22	64,588	(2,819)	-	48
Transfers between Sub-Accounts
and to/from Fixed Account	-	2,810	(11,588)	11,271	(4,228,155)	188,696	323,660	(934,022)
Net increase (decrease) in net assets
resulting from capital transactions	(26,258)	(709,854)	(173,379)	1,024,096	(18,305,305)	(2,343,942)	(1,363,626)	(8,326,486)
Total increase (decrease)	(19,818)	(73,670)	(230,066)	5,993,375	(735,248)	(1,382,544)	405,582	1,693,375
NET ASSETS, at beginning of the year	76,534	7,060,991	2,002,482	28,338,933	106,383,035	6,302,426	10,939,473	75,781,828
NET ASSETS, at end of the year	$56,716	$6,987,321	$1,772,416	$34,332,308	$105,647,787	$4,919,882	$11,345,055	$77,475,203

See Notes to Financial Statements.

F-29

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
Investment income
Dividends	$-	$2,453,152	$6,763,923	$22,887	$343	$125,873	$243,484	$-
Expenses
Mortality and expense risk fee and administrative charges	2,177,529	721,847	1,822,852	131,104	152,120	300,046	392,327	113,726
Net Investment income (loss)	(2,177,529)	1,731,305	4,941,071	(108,217)	(151,777)	(174,173)	(148,843)	(113,726)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	12,389,722	(917,165)	(3,260,703)	265,620	500,644	503,919	1,119,791	709,620
Realized gain distribution	8,916,628	-	-	1,190,476	1,318,928	1,430,994	1,984,885	909,703
Realized gain (loss)	21,306,350	(917,165)	(3,260,703)	1,456,096	1,819,572	1,934,913	3,104,676	1,619,323
Change in net unrealized appreciation/
depreciation of investments	4,603,483	(3,633,402)	(8,537,122)	(163,899)	(458,441)	3,687,512	5,091,557	(302,449)
Net gain (loss) on investments	25,909,833	(4,550,567)	(11,797,825)	1,292,197	1,361,131	5,622,425	8,196,233	1,316,874
Net increase (decrease) in net assets
resulting from operations	23,732,304	(2,819,262)	(6,856,754)	1,183,980	1,209,354	5,448,252	8,047,390	1,203,148
Capital transactions:
Transfers of net premiums	1,275,249	1,818,399	863,961	118,497	286,070	1,783,619	272,774	188,808
Transfers due to death benefits	(1,503,508)	(352,114)	(2,129,583)	(316,896)	(77,502)	(152,291)	(578,277)	(61,939)
Transfers due to annuity benefit payments	(396,781)	-	(352,932)	(49,744)	-	-	(19,538)	(27,171)
Transfers due to withdrawal of funds	(19,177,459)	(5,800,036)	(18,870,935)	(962,418)	(1,891,299)	(2,292,732)	(2,324,248)	(1,020,398)
Transfers due to loans, net of repayments	7,420	-	8,629	3,220	-	-	3,737	2,302
Transfers due to cost of insurance	(362,261)	(255,737)	(469,216)	(11,652)	(10,047)	(1,882)	(27,195)	(11,108)
Transfers due to contingent deferred sales charges	(913)	-	(525)	(203)	-	-	(399)	(109)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	118,224	-	62,234	9,840	-	-	2,814	7,004
Transfers between Sub-Accounts
and to/from Fixed Account	(4,244,572)	3,620,027	17,043,298	96,348	(230,141)	245,451	(1,240,493)	96,884
Net increase (decrease) in net assets
resulting from capital transactions	(24,284,601)	(969,461)	(3,845,069)	(1,113,008)	(1,922,919)	(417,836)	(3,910,825)	(825,727)
Total increase (decrease)	(552,297)	(3,788,723)	(10,701,823)	70,972	(713,565)	5,030,416	4,136,565	377,421
NET ASSETS, at beginning of the year	176,607,524	61,117,704	154,124,943	11,325,826	12,414,240	21,292,780	33,044,884	9,461,356
NET ASSETS, at end of the year	$176,055,227	$57,328,981	$143,423,120	$11,396,798	$11,700,675	$26,323,196	$37,181,449	$9,838,777

See Notes to Financial Statements.

F-30

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Investment income
Dividends	$-	$437	$445,455	$1,005,385	$12,247,454	$-	$75,218	$1,004,474
Expenses
Mortality and expense risk fee and administrative charges	171,762	70,307	425,968	1,186,854	12,276,435	3,448,545	732,709	1,043,960
Net Investment income (loss)	(171,762)	(69,870)	19,487	(181,469)	(28,981)	(3,448,545)	(657,491)	(39,486)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,226,227	-	619,066	1,348,187	4,695,374	19,113,743	425,242	1,400,088
Realized gain distribution	1,302,543	-	1,448,643	3,967,133	22,337,749	14,669,469	867,646	2,334,175
Realized gain (loss)	2,528,770	-	2,067,709	5,315,320	27,033,123	33,783,212	1,292,888	3,734,263
Change in net unrealized appreciation/
depreciation of investments	(803,987)	-	2,941,011	8,423,907	73,551,647	18,637,725	(2,363,634)	2,953,628
Net gain (loss) on investments	1,724,783	-	5,008,720	13,739,227	100,584,770	52,420,937	(1,070,746)	6,687,891
Net increase (decrease) in net assets
resulting from operations	1,553,021	(69,870)	5,028,207	13,557,758	100,555,789	48,972,392	(1,728,237)	6,648,405
Capital transactions:
Transfers of net premiums	328,285	106,442	969,986	3,908,621	23,899,577	25,280,328	4,542,591	1,036,088
Transfers due to death benefits	(81,165)	(616,672)	(26,156)	(941,289)	(2,926,000)	(2,828,767)	(237,037)	(1,958,505)
Transfers due to annuity benefit payments	(254)	(8,569)	-	-	(38,022)	(26,488)	-	-
Transfers due to withdrawal of funds	(1,952,566)	(910,599)	(1,947,685)	(13,873,380)	(118,798,010)	(28,674,088)	(7,020,802)	(12,922,497)
Transfers due to loans, net of repayments	-	-	2,283	-	(636)	6,771	5,146	5,019
Transfers due to cost of insurance	(1,746)	27,552	(83,737)	(82,781)	(6,064,558)	(554,852)	(257,645)	(433,378)
Transfers due to contingent deferred sales charges	-	(311)	(6)	-	-	-	-	-
Transfers due to net charge (credit) to
annuitant mortality fluctuation	22	2,033	-	-	6,663	2,437	-	-
Transfers between Sub-Accounts
and to/from Fixed Account	(216,507)	435,453	(1,214,311)	(1,111,086)	(7,836,984)	(9,302,714)	3,468,530	3,565,165
Net increase (decrease) in net assets
resulting from capital transactions	(1,923,931)	(964,671)	(2,299,626)	(12,099,915)	(111,757,970)	(16,097,373)	500,783	(10,708,108)
Total increase (decrease)	(370,910)	(1,034,541)	2,728,581	1,457,843	(11,202,181)	32,875,019	(1,227,454)	(4,059,703)
NET ASSETS, at beginning of the year	13,181,326	6,847,355	33,588,339	93,600,335	930,308,860	249,753,195	58,820,176	83,010,888
NET ASSETS, at end of the year	$12,810,416	$5,812,814	$36,316,920	$95,058,178	$919,106,679	$282,628,214	$57,592,722	$78,951,185

See Notes to Financial Statements.

F-31

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$3,758,924	$1,430,475	$4,042,373	$-	$-	$808,868	$2,999,376	$462,823
Expenses
Mortality and expense risk fee and administrative charges	4,811,452	819,561	2,598,169	796,002	2,521,256	859,918	4,231,237	158,485
Net Investment income (loss)	(1,052,528)	610,914	1,444,204	(796,002)	(2,521,256)	(51,050)	(1,231,861)	304,338
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(72,731)	598,994	759,676	3,164,870	5,658,093	2,410,599	6,498,277	30,157
Realized gain distribution	10,941,755	17,153,254	53,390,619	6,623,734	20,907,454	1,994,351	9,357,745	-
Realized gain (loss)	10,869,025	17,752,248	54,150,295	9,788,604	26,565,547	4,404,950	15,856,022	30,157
Change in net unrealized appreciation/depreciation of investments	19,864,971	(9,734,786)	(30,227,569)	320,305	2,438,818	499,396	7,087,522	(511,723)
Net gain (loss) on investments	30,733,996	8,017,462	23,922,726	10,108,909	29,004,365	4,904,346	22,943,544	(481,567)
Net increase (decrease) in net assets resulting from operations	29,681,468	8,628,376	25,366,930	9,312,907	26,483,109	4,853,296	21,711,683	(177,229)
Capital transactions:
Transfers of net premiums	13,849,117	608,714	18,574,142	491,293	12,137,261	1,160,873	10,305,748	1,690,483
Transfers due to death benefits	(4,033,009)	(918,078)	(1,326,714)	(549,713)	(1,879,746)	(1,703,483)	(6,944,038)	(100,268)
Transfers due to annuity benefit payments	(9,367)	(190,801)	-	(120,047)	(710)	(16,630)	-	-
Transfers due to withdrawal of funds	(49,854,565)	(6,482,508)	(12,665,625)	(5,307,180)	(15,223,843)	(14,476,854)	(60,574,139)	(1,017,803)
Transfers due to loans, net of repayments	-	3,016	-	4,774	-	625	-	-
Transfers due to cost of insurance	(1,376,329)	(61,800)	(32,372)	(73,112)	(47,282)	(385,738)	(1,141,635)	-
Transfers due to contingent deferred sales charges	-	(977)	-	(527)	-	(10)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(14,136)	47,001	-	8,154	63	4,401	-	-
Transfers between Sub-Accounts and to/from Fixed Account	1,687,967	2,325,522	1,669,316	(1,736,918)	308,149	170,256	12,941,468	727,531
Net increase (decrease) in net assets resulting from capital transactions	(39,750,323)	(4,669,911)	6,218,747	(7,283,276)	(4,706,108)	(15,246,560)	(45,412,596)	1,299,943
Total increase (decrease)	(10,068,855)	3,958,465	31,585,677	2,029,631	21,777,001	(10,393,264)	(23,700,913)	1,122,714
NET ASSETS, at beginning of the year	373,173,046	65,024,452	185,705,276	64,905,396	181,685,317	76,130,207	338,139,060	12,453,262
NET ASSETS, at end of the year	$363,104,191	$68,982,917	$217,290,953	$66,935,027	$203,462,318	$65,736,943	$314,438,147	$13,575,976

See Notes to Financial Statements.

F-32

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$410,657	$1,534,583	$3,208,506	$1,806,424	$450,524	$532,341	$-	$10,111
Expenses
Mortality and expense risk fee and administrative charges	304,675	1,331,671	1,838,673	1,133,992	454,381	576,545	21,562	23,746
Net Investment income (loss)	105,982	202,912	1,369,833	672,432	(3,857)	(44,204)	(21,562)	(13,635)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	579,262	1,222,962	1,990,108	738,540	1,285,626	2,293,169	122,363	73,768
Realized gain distribution	-	-	2,824,134	1,754,889	1,531,279	2,074,186	674,626	697,599
Realized gain (loss)	579,262	1,222,962	4,814,242	2,493,429	2,816,905	4,367,355	796,989	771,367
Change in net unrealized appreciation/ depreciation of investments	5,346,417	24,022,723	25,448,084	15,387,765	5,475,804	6,414,821	(377,175)	(213,844)
Net gain (loss) on investments	5,925,679	25,245,685	30,262,326	17,881,194	8,292,709	10,782,176	419,814	557,523
Net increase (decrease) in net assets resulting from operations	6,031,661	25,448,597	31,632,159	18,553,626	8,288,852	10,737,972	398,252	543,888
Capital transactions: Transfers of net premiums	223,647	5,278,589	708,514	3,730,203	599,807	190,942	152,871	179,466
Transfers due to death benefits	(142,367)	(962,160)	(1,588,666)	(460,177)	(295,531)	(63,349)	-	-
Transfers due to annuity benefit payments	(62,025)	-	(401,795)	(613)	(366,346)	-	-	-
Transfers due to withdrawal of funds	(1,690,727)	(11,772,900)	(16,213,719)	(10,477,278)	(1,798,914)	(6,381,521)	(436,799)	(240,696)
Transfers due to loans, net of repayments	8,255	-	8,155	-	240	-	-	-
Transfers due to cost of insurance	(44,035)	(386,134)	(428,399)	(396,945)	(20,602)	(141,700)	-	-
Transfers due to contingent deferred sales charges	(161)	-	(217)	-	(290)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	15,360	-	81,409	54	39,113	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(330,346)	(6,985,738)	(10,238,565)	(5,036,140)	(1,384,494)	(2,527,373)	(682)	(15,402)
Net increase (decrease) in net assets resulting from capital transactions	(2,022,399)	(14,828,343)	(28,073,283)	(12,640,896)	(3,227,017)	(8,923,001)	(284,610)	(76,632)
Total increase (decrease)	4,009,262	10,620,254	3,558,876	5,912,730	5,061,835	1,814,971	113,642	467,256
NET ASSETS, at beginning of the year	21,590,756	94,339,624	141,959,006	82,700,285	32,974,512	44,360,172	2,048,092	2,017,490
NET ASSETS, at end of the year	$25,600,018	$104,959,878	$145,517,882	$88,613,015	$38,036,347	$46,175,143	$2,161,734	$2,484,746

See Notes to Financial Statements.

F-33

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Investment income
Dividends	$187,845	$2,997,181	$192,117	$70,315	$290,596	$45,757	$145,949	$43,347
Expenses
Mortality and expense risk fees and administrative charges	252,295	1,528,828	106,848	268,419	218,943	59,064	248,551	61,514
Net Investment income (loss)	(64,450)	1,468,353	85,269	(198,104)	71,653	(13,307)	(102,602)	(18,167)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	749,138	958,163	79,670	(238,451)	(232,498)	157,437	509,978	159,166
Realized gain distribution	1,192,081	-	-	1,847,265	-	447,142	1,746,563	409,342
Realized gain (loss)	1,941,219	958,163	79,670	1,608,814	(232,498)	604,579	2,256,541	568,508
Change in net unrealized appreciation/ depreciation of investments	1,947,983	10,683,050	758,075	3,452,686	4,401,510	186,641	607,703	153,697
Net gain (loss) on investments	3,889,202	11,641,213	837,745	5,061,500	4,169,012	791,220	2,864,244	722,205
Net increase (decrease) in net assets resulting from operations	3,824,752	13,109,566	923,014	4,863,396	4,240,665	777,913	2,761,642	704,038
Capital transactions:
Transfers of net premiums	1,493,885	542,161	276,922	1,433,615	1,753,103	19,393	1,342,015	56,132
Transfers due to death benefits	(60,568)	(1,025,794)	(41,896)	(62,209)	(154,556)	(105,607)	(280,512)	(143)
Transfers due to annuity benefit payments	-	(362,353)	-	(10,896)	-	(40,432)	-	(38)
Transfers due to withdrawal of funds	(1,739,751)	(14,939,925)	(1,238,679)	(1,770,320)	(1,744,500)	(511,023)	(2,085,797)	(225,056)
Transfers due to loans, net of repayments	-	6,680	-	-	98	-	-	(3,432)
Transfers due to cost of insurance	797	(404,014)	(16,975)	(1,275)	148	(15,889)	(46,757)	-
Transfers due to contingent deferred sales charges	-	(55)	-	-	-	-	-	(128)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	90,454	-	1,734	-	31,563	-	5
Transfers between Sub-Accounts and to/from Fixed Account	(383,985)	216,600	(155,889)	519,385	1,560,015	(192,345)	(312,531)	(41,212)
Net increase (decrease) in net assets resulting from capital transactions	(689,622)	(15,876,246)	(1,176,517)	110,034	1,414,308	(814,340)	(1,383,582)	(213,872)
Total increase (decrease)	3,135,130	(2,766,680)	(253,503)	4,973,430	5,654,973	(36,427)	1,378,060	490,166
NET ASSETS, at beginning of the year	18,957,860	118,344,969	8,319,183	19,006,450	14,865,608	5,164,484	18,084,268	4,487,312
NET ASSETS, at end of the year	$22,092,990	$115,578,289	$8,065,680	$23,979,880	$20,520,581	$5,128,057	$19,462,328	$4,977,478

See Notes to Financial Statements.

F-34

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$603,891	$374,703	$5,923,378	$10,034,525	$3,897,699	$405,986	$483,810	$1,373,720
Expenses
Mortality and expense risk fees and administrative charges	796,930	706,341	4,926,290	9,555,112	563,137	273,944	384,423	1,659,659
Net Investment income (loss)	(193,039)	(331,638)	997,088	479,413	3,334,562	132,042	99,387	(285,939)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,921,894	3,007,755	1,603,310	(7,870,560)	210,253	375,778	(161,136)	1,974,241
Realized gain distribution	3,954,939	3,181,071	16,097,577	33,183,755	-	-	-	9,570,346
Realized gain (loss)	13,876,833	6,188,826	17,700,887	25,313,196	210,253	375,778	(161,136)	11,544,587
Change in net unrealized appreciation/depreciation of investments	3,337,591	6,532,662	27,485,988	66,077,647	(711,353)	4,612,091	6,427,806	(4,936,414)
Net gain (loss) on investments	17,214,424	12,721,488	45,186,875	91,390,843	(501,100)	4,987,869	6,266,670	6,608,173
Net increase (decrease) in net assets resulting from operations	17,021,385	12,389,850	46,183,963	91,870,256	2,833,462	5,119,911	6,366,057	6,322,234
Capital transactions:
Transfers of net premiums	346,845	3,551,685	4,697,379	13,450,377	3,968,735	193,039	1,816,261	646,349
Transfers due to death benefits	(1,145,930)	(346,906)	(2,172,811)	(5,283,696)	(256,826)	(221,337)	(185,807)	(2,272,602)
Transfers due to annuity benefit payments	(53,285)	-	-	-	(590)	(96,981)	-	(355,333)
Transfers due to withdrawal of funds	(10,627,046)	(3,945,901)	(61,439,241)	(112,649,929)	(3,306,743)	(2,173,366)	(2,486,080)	(16,460,694)
Transfers due to loans, net of repayments	7,854	-	4,777	-	(136)	863	-	2,312
Transfers due to cost of insurance	(84,369)	(57,218)	(3,645,332)	(5,317,399)	2,667	(29,078)	(34,343)	(409,429)
Transfers due to contingent deferred sales charges	(409)	-	(241)	-	-	(394)	-	(32)
Transfers due to net charge (credit) to annuitant mortality fluctuation	20,767	-	(1,631)	-	268	21,446	-	44,755
Transfers between Sub-Accounts and to/from Fixed Account	(2,444,557)	(426,671)	(3,047,913)	(7,205,558)	2,189,952	(1,042,631)	(924,140)	8,426,676
Net increase (decrease) in net assets resulting from capital transactions	(13,980,130)	(1,225,011)	(65,605,013)	(117,006,205)	2,597,327	(3,348,439)	(1,814,109)	(10,377,998)
Total increase (decrease)	3,041,255	11,164,839	(19,421,050)	(25,135,949)	5,430,789	1,771,472	4,551,948	(4,055,764)
NET ASSETS, at beginning of the year	71,531,066	49,795,171	393,392,881	788,648,224	42,643,144	21,695,092	27,009,775	130,964,666
NET ASSETS, at end of the year	$74,572,321	$60,960,010	$373,971,831	$763,512,275	$48,073,933	$23,466,564	$31,561,723	$126,908,902

See Notes to Financial Statements.

F-35

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$417,862	$38,528	$9,570	$-	$3,440,400	$7,651,698	$883,751	$189,127
Expenses
Mortality and expense risk fees and administrative charges	622,686	93,301	191,192	318,608	1,361,249	3,281,432	1,182,373	343,429
Net Investment income (loss)	(204,824)	(54,773)	(181,622)	(318,608)	2,079,151	4,370,266	(298,622)	(154,302)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	748,442	(102,013)	791,173	936,557	907,434	1,767,838	1,534,527	287,461
Realized gain distribution	3,665,594	-	1,686,997	2,540,115	2,006,828	4,834,301	-	-
Realized gain (loss)	4,414,036	(102,013)	2,478,170	3,476,672	2,914,262	6,602,139	1,534,527	287,461
Change in net unrealized appreciation/depreciation of investments	(1,917,291)	858,469	493,408	570,922	(5,476,552)	(12,734,473)	7,550,127	2,360,831
Net gain (loss) on investments	2,496,745	756,456	2,971,578	4,047,594	(2,562,290)	(6,132,335)	9,084,654	2,648,292
Net increase (decrease) in net assets resulting from operations	2,291,921	701,683	2,789,956	3,728,986	(483,139)	(1,762,069)	8,786,032	2,493,990
Capital transactions:
Transfers of net premiums	4,289,546	963,607	190,289	2,858,921	830,579	10,819,185	495,995	757,064
Transfers due to death benefits	(396,969)	(30,887)	(204,860)	(283,118)	(2,641,438)	(745,563)	(894,172)	(37,396)
Transfers due to annuity benefit payments	(577)	-	(12,240)	-	(280,892)	(732)	(263,128)	-
Transfers due to withdrawal of funds	(6,406,881)	(563,245)	(2,073,884)	(1,515,022)	(13,897,947)	(38,838,769)	(12,506,428)	(4,158,907)
Transfers due to loans, net of repayments	-	-	1,810	-	5,061	-	(3,351)	-
Transfers due to cost of insurance	(105,268)	226	(19,100)	(4,803)	(276,982)	(1,181,274)	(324,718)	(110,782)
Transfers due to contingent deferred sales charges	-	-	(225)	-	(182)	(85)	(328)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	51	-	3,656	-	36,275	64	60,503	-
Transfers between Sub-Accounts and to/from Fixed Account	7,124,345	402,756	(497,678)	(1,115,449)	9,733,381	18,844,435	1,959,766	133,957
Net increase (decrease) in net assets resulting from capital transactions	4,504,247	772,457	(2,612,232)	(59,471)	(6,492,145)	(11,102,740)	(11,475,862)	(3,416,064)
Total increase (decrease)	6,796,167	1,474,140	177,724	3,669,515	(6,975,284)	(12,864,808)	(2,689,830)	(922,074)
NET ASSETS, at beginning of the year	46,199,752	6,833,772	17,478,633	22,228,571	114,405,900	266,777,188	93,221,623	26,903,885
NET ASSETS, at end of the year	$52,995,919	$8,307,912	$17,656,357	$25,898,086	$107,430,616	$253,912,380	$90,531,793	$25,981,811

See Notes to Financial Statements.

F-36

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$-	$-	$1,893,857	$687,354	$2,976,509	$16,954,350	$1,083,343	$129,289
Expenses
Mortality and expense risk fees and administrative charges	1,027,659	1,519,245	1,692,906	700,175	2,796,002	19,723,731	467,688	332,698
Net Investment income (loss)	(1,027,659)	(1,519,245)	200,951	(12,821)	180,507	(2,769,381)	615,655	(203,409)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,859,904	2,548,571	3,335,665	525,622	1,882,183	(12,101,229)	372,662	1,168,803
Realized gain distribution	17,320,451	25,312,531	3,036,272	1,289,057	7,953,728	55,864,741	-	1,751,544
Realized gain (loss)	20,180,355	27,861,102	6,371,937	1,814,679	9,835,911	43,763,513	372,662	2,920,347
Change in net unrealized appreciation/depreciation of investments	(9,076,125)	(13,253,726)	20,274,150	8,714,285	12,638,568	109,942,563	(782,759)	2,902,610
Net gain (loss) on investments	11,104,230	14,607,376	26,646,087	10,528,964	22,474,479	153,706,076	(410,097)	5,822,957
Net increase (decrease) in net assets resulting from operations	10,076,571	13,088,131	26,847,038	10,516,143	22,654,986	150,936,695	205,558	5,619,548
Capital transactions:
Transfers of net premiums	716,142	4,729,492	727,507	2,310,164	2,067,799	20,121,722	2,544,255	220,217
Transfers due to death benefits	(1,117,071)	(3,683,940)	(1,282,798)	(484,185)	(2,558,237)	(11,972,879)	(994,075)	(198,501)
Transfers due to annuity benefit payments	(165,432)	-	(356,137)	-	-	(1,204)	(1,056)	(32,493)
Transfers due to withdrawal of funds	(11,750,323)	(12,385,939)	(18,806,807)	(5,892,370)	(40,070,052)	(251,481,590)	(12,408,635)	(2,616,545)
Transfers due to loans, net of repayments	6,141	-	10,050	-	48,070	-	-	3,727
Transfers due to cost of insurance	(85,290)	(185,476)	(359,684)	(128,547)	(1,683,226)	(8,323,040)	1,176	(28,032)
Transfers due to contingent deferred sales charges	(1,696)	-	(1,641)	-	(6)	-	-	(425)
Transfers due to net charge (credit) to annuitant mortality fluctuation	69,386	-	80,256	-	-	39	456	5,350
Transfers between Sub-Accounts and to/from Fixed Account	(2,033,563)	(1,195,561)	(7,776,411)	(1,902,830)	(813,556)	(13,709,208)	405,291	(1,034,472)
Net increase (decrease) in net assets resulting from capital transactions	(14,361,706)	(12,721,424)	(27,765,665)	(6,097,768)	(43,009,208)	(265,366,160)	(10,452,588)	(3,681,174)
Total increase (decrease)	(4,285,135)	366,707	(918,627)	4,418,375	(20,354,222)	(114,429,465)	(10,247,030)	1,938,374
NET ASSETS, at beginning of the year	89,949,266	117,785,877	133,181,143	51,269,948	235,097,461	1,575,429,932	44,272,880	27,259,529
NET ASSETS, at end of the year	$85,664,131	$118,152,584	$132,262,516	$55,688,323	$214,743,239	$1,461,000,467	$34,025,850	$29,197,903

See Notes to Financial Statements.

F-37

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
Investment income
Dividends	$79,307	$-	$-	$53,636	$1,031,577	$239,776	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	368,139	1,152,960	409,807	358,422	1,298,025	344,801	10,851	201,067
Net Investment income (loss)	(288,832)	(1,152,960)	(409,807)	(304,786)	(266,448)	(105,025)	(10,851)	(201,067)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,362,781	4,426,498	561,431	264,461	3,092,227	575,022	69,795	655,317
Realized gain distribution	1,781,357	13,843,401	5,524,202	1,809,070	-	-	254,680	3,274,119
Realized gain (loss)	3,144,138	18,269,899	6,085,633	2,073,531	3,092,227	575,022	324,475	3,929,436
Change in net unrealized appreciation/depreciation of investments	2,415,161	(11,665,770)	(3,904,454)	4,088,928	27,606,118	6,953,903	(317,402)	(5,276,836)
Net gain (loss) on investments	5,559,299	6,604,129	2,181,179	6,162,459	30,698,345	7,528,925	7,073	(1,347,400)
Net increase (decrease) in net assets resulting from operations	5,270,467	5,451,169	1,771,372	5,857,673	30,431,897	7,423,900	(3,778)	(1,548,467)
Capital transactions:
Transfers of net premiums	2,717,382	357,005	2,493,687	1,983,657	490,349	2,555,565	100,912	1,139,754
Transfers due to death benefits	(106,481)	(769,385)	(201,864)	(324,447)	(1,027,532)	(415,034)	-	(37,527)
Transfers due to annuity benefit payments	-	(267,678)	-	-	(311,645)	-	-	-
Transfers due to withdrawal of funds	(2,915,071)	(11,470,180)	(3,228,999)	(2,345,583)	(12,673,605)	(2,405,968)	(160,408)	(1,489,271)
Transfers due to loans, net of repayments	-	3,369	-	1,557	3,442	-	-	1,100
Transfers due to cost of insurance	(13,656)	(281,054)	(41,221)	(16,155)	(305,779)	(54,941)	-	(21,671)
Transfers due to contingent deferred sales charges	-	(280)	-	-	(11)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	54,547	-	-	77,517	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(8,352)	3,630,364	706,910	(816,408)	(14,959,046)	548,526	194,062	1,091,922
Net increase (decrease) in net assets resulting from capital transactions	(326,178)	(8,743,292)	(271,488)	(1,517,379)	(28,706,310)	228,148	134,566	684,307
Total increase (decrease)	4,944,289	(3,292,123)	1,499,884	4,340,294	1,725,587	7,652,048	130,788	(864,160)
NET ASSETS, at beginning of the year	25,344,927	90,992,101	31,164,764	25,549,702	97,698,172	22,292,450	950,460	16,215,171
NET ASSETS, at end of the year	$30,289,216	$87,699,978	$32,664,648	$29,889,996	$99,423,759	$29,944,498	$1,081,248	$15,351,011

See Notes to Financial Statements.

F-38

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Investment income
Dividends	$770,079	$-	$343,920	$348,138
Expenses
Mortality and expense risk fees and administrative charges	586,111	1,279,568	105,660	165,605
Net Investment income (loss)	183,968	(1,279,568)	238,260	182,533
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	253,917	758	(88,335)	35,208
Realized gain distribution	2,039,232	-	-	-
Realized gain (loss)	2,293,149	758	(88,335)	35,208
Change in net unrealized appreciation/ depreciation of investments	(3,808,341)	(785)	2,091,823	3,455,045
Net gain (loss) on investments	(1,515,192)	(28)	2,003,488	3,490,253
Net increase (decrease) in net assets resulting from operations	(1,331,224)	(1,279,596)	2,241,748	3,672,786
Capital transactions:
Transfers of net premiums	6,317,977	7,011,007	112,710	86,276
Transfers due to death benefits	(265,862)	(1,376,137)	(74,676)	(51,232)
Transfers due to annuity benefit payments	-	(60,710)	(22,554)	(48,580)
Transfers due to withdrawal of funds	(4,995,372)	(73,227,663)	(1,286,345)	(1,632,298)
Transfers due to loans, net of repayments	1,961	14,509	(6,276)	2,440
Transfers due to cost of insurance	3,322	(46,133)	(34,544)	(46,793)
Transfers due to contingent deferred sales charges	-	(381)	(8)	(15)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	4,850	2,317	6,571
Transfers between Sub-Accounts and to/from Fixed Account	(314,408)	16,020,192	4,176	(936,847)
Net increase (decrease) in net assets resulting from capital transactions	747,618	(51,660,467)	(1,305,200)	(2,620,478)
Total increase (decrease)	(583,606)	(52,940,062)	936,548	1,052,308
NET ASSETS, at beginning of the year	47,980,688	143,711,817	7,627,491	12,571,760
NET ASSETS, at end of the year	$47,397,082	$90,771,755	$8,564,039	$13,624,068

See Notes to Financial Statements.

F-39

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$116,275	$557,850	$159,181	$-	$-	$1,391	$141,102	$-
Expenses
Mortality and expense risk fees and administrative charges	61,737	2,795,018	2,620,841	163,741	1,910,010	1,050	77,324	278,443
Net Investment income (loss)	54,538	(2,237,168)	(2,461,660)	(163,741)	(1,910,010)	341	63,778	(278,443)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	86,316	23,385,017	6,208,732	590,231	10,239,137	2,589	275,562	189,797
Realized gain distribution	14,098	1,234,403	1,080,496	1,814,781	21,660,438	1,758	156,789	1,863,813
Realized gain (loss)	100,414	24,619,420	7,289,228	2,405,012	31,899,575	4,347	432,351	2,053,610
Change in net unrealized appreciation/depreciation of investments	1,053,232	34,970,871	47,885,827	1,391,942	15,551,455	4,511	373,131	6,038,721
Net gain (loss) on investments	1,153,646	59,590,291	55,175,055	3,796,954	47,451,030	8,858	805,482	8,092,331
Net increase (decrease) in net assets resulting from operations	1,208,184	57,353,123	52,713,395	3,633,213	45,541,020	9,199	869,260	7,813,888
Capital transactions:
Transfers of net premiums	3,661,160	2,112,378	17,286,293	145,925	773,400	-	15,576	4,020,301
Transfers due to death benefits	-	(1,939,940)	(1,210,488)	(107,866)	(1,403,757)	-	(151,874)	(130,010)
Transfers due to annuity benefit payments	-	(806,297)	(105)	-	(312,139)	-	(7,790)	(55)
Transfers due to withdrawal of funds	(134,553)	(30,172,823)	(23,115,223)	(1,736,083)	(22,716,393)	(4,404)	(475,801)	(2,082,172)
Transfers due to loans, net of repayments	-	50,784	-	-	11,863	-	(624)	-
Transfers due to cost of insurance	-	(580,454)	(129,474)	(11,469)	(482,916)	28	(5,420)	(7,285)
Transfers due to contingent deferred sales charges	-	(1,112)	-	-	(434)	-	(74)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	18,018	(631)	-	109,706	-	2,126	(329)
Transfers between Sub-Accounts and to/from Fixed Account	597,613	(20,897,923)	(7,838,577)	(1,595,520)	(22,019,795)	-	(57,430)	702,304
Net increase (decrease) in net assets resulting from capital transactions	4,124,221	(52,217,369)	(15,008,205)	(3,305,013)	(46,040,465)	(4,376)	(681,311)	2,502,754
Total increase (decrease)	5,332,404	5,135,754	37,705,190	328,200	(499,445)	4,823	187,949	10,316,642
NET ASSETS, at beginning of the year	3,575,830	232,111,397	191,552,509	12,888,583	161,347,994	71,711	6,873,042	18,022,291
NET ASSETS, at end of the year	$8,908,234	$237,247,151	$229,257,699	$13,216,783	$160,848,549	$76,534	$7,060,991	$28,338,933

See Notes to Financial Statements.

F-40

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
Investment income
Dividends	$40,848	$293,032	$1,094,284	$3,381,199	$9,052,690	$15,468	$154,359	$284,201
Expenses
Mortality and expense risk fees and administrative charges	1,286,771	857,975	1,992,610	836,519	1,959,827	79,761	311,079	358,889
Net Investment income (loss)	(1,245,923)	(564,943)	(898,326)	2,544,680	7,092,863	(64,293)	(156,720)	(74,688)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,964,624	1,374,744	11,885,653	(3,029,059)	(5,865,207)	-	221,711	1,631,098
Realized gain distribution	8,515,542	2,430,032	5,701,535	-	-	-	324,338	419,761
Realized gain (loss)	15,480,166	3,804,776	17,587,188	(3,029,059)	(5,865,207)	-	546,049	2,050,859
Change in net unrealized appreciation/ depreciation of investments	19,030,198	13,084,911	22,322,127	614,565	747,269	-	3,963,612	3,693,695
Net gain (loss) on investments	34,510,364	16,889,687	39,909,315	(2,414,494)	(5,117,938)	-	4,509,661	5,744,554
Net increase (decrease) in net assets resulting from operations	33,264,441	16,324,744	39,010,989	130,187	1,974,925	(64,293)	4,352,941	5,669,866
Capital transactions:
Transfers of net premiums	602,760	1,915,116	1,199,778	1,738,065	1,489,551	246,305	982,892	409,575
Transfers due to death benefits	(799,434)	(363,201)	(1,433,584)	(459,037)	(2,452,333)	(68,087)	(113,158)	(182,506)
Transfers due to annuity benefit payments	(280,522)	(122)	(369,034)	-	(324,436)	(9,045)	-	(74,380)
Transfers due to withdrawal of funds	(16,806,972)	(7,474,702)	(23,545,009)	(12,016,537)	(28,502,153)	(1,592,382)	(4,525,875)	(4,297,561)
Transfers due to loans, net of repayments	31,110	-	15,300	-	11,001	-	-	388
Transfers due to cost of insurance	(331,878)	(151,739)	(398,304)	(233,021)	(573,605)	24,574	(52,797)	(100,680)
Transfers due to contingent deferred sales charges	(150)	-	(699)	-	(514)	(492)	-	(255)
Transfers due to net charge (credit) to annuitant mortality fluctuation	60,862	(747)	73,764	-	87,658	1,359	-	2,067
Transfers between Sub-Accounts and to/from Fixed Account	(15,833,872)	(4,320,176)	(13,996,641)	(2,970,774)	7,577,621	1,247,658	(1,773,433)	(2,151,906)
Net increase (decrease) in net assets resulting from capital transactions	(33,358,096)	(10,395,571)	(38,454,429)	(13,941,305)	(22,687,210)	(150,110)	(5,482,371)	(6,395,258)
Total increase (decrease)	(93,655)	5,929,173	556,560	(13,811,118)	(20,712,285)	(214,403)	(1,129,430)	(725,392)
NET ASSETS, at beginning of the year	106,476,690	69,852,655	176,050,964	74,928,822	174,837,228	7,061,758	26,966,589	32,768,962
NET ASSETS, at end of the year	$106,383,035	$75,781,828	$176,607,524	$61,117,704	$154,124,943	$6,847,355	$25,837,159	$32,043,570

See Notes to Financial Statements.

F-41

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$224,043	$452,252	$61,859	$186,110	$297,410	$33,121	$11,164	$-
Expenses
Mortality and expense risk fees and administrative charges	238,834	340,322	26,096	65,654	147,016	122,614	155,243	90,543
Net Investment income (loss)	(14,791)	111,930	35,763	120,456	150,394	(89,493)	(144,079)	(90,543)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(258,618)	1,137,243	(30,933)	36,289	(100,883)	1,389	(323,568)	1,076,830
Realized gain distribution	1,897,379	2,978,341	-	154,776	271,103	252,131	293,366	720,315
Realized gain (loss)	1,638,761	4,115,584	(30,933)	191,065	170,220	253,520	(30,202)	1,797,145
Change in net unrealized appreciation/ depreciation of investments	741,960	(569,431)	155,020	(421,581)	(856,870)	1,191,716	1,516,185	1,309,016
Net gain (loss) on investments	2,380,721	3,546,153	124,087	(230,516)	(686,650)	1,445,236	1,485,984	3,106,161
Net increase (decrease) in net assets resulting from operations	2,365,930	3,658,083	159,850	(110,060)	(536,256)	1,355,743	1,341,905	3,015,618
Capital transactions:
Transfers of net premiums	1,576,897	294,205	-	108,879	82,521	114,126	169,413	165,898
Transfers due to death benefits	(177,909)	(332,631)	(46,161)	(1,938)	(55,543)	(82,555)	(111,366)	(15,719)
Transfers due to annuity benefit payments	-	(16,052)	(22)	(18,539)	-	(83,799)	-	(66,617)
Transfers due to withdrawal of funds	(1,763,373)	(2,610,657)	(89,359)	(508,522)	(1,666,721)	(1,412,055)	(2,150,350)	(1,587,350)
Transfers due to loans, net of repayments	-	13,452	-	732	-	7,146	-	(2,141)
Transfers due to cost of insurance	(2,698)	(27,834)	-	(5,103)	(1,770)	(13,765)	(6,278)	(12,676)
Transfers due to contingent deferred sales charges	-	(327)	(32)	(4)	-	(171)	-	(93)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(9,112)	(57)	3,328	-	5,884	-	877
Transfers between Sub-Accounts and to/from Fixed Account	(288,157)	(518,338)	(9,904)	62,179	(1,064,662)	(109,307)	(220,404)	556,281
Net increase (decrease) in net assets resulting from capital transactions	(655,240)	(3,207,294)	(145,535)	(358,988)	(2,706,175)	(1,574,496)	(2,318,985)	(961,540)
Total increase (decrease)	1,710,690	450,789	14,315	(469,048)	(3,242,431)	(218,753)	(977,080)	2,054,078
NET ASSETS, at beginning of the year	19,582,090	32,594,095	1,988,167	6,771,474	14,181,904	11,544,579	13,391,320	7,407,278
NET ASSETS, at end of the year	$21,292,780	$33,044,884	$2,002,482	$6,302,426	$10,939,473	$11,325,826	$12,414,240	$9,461,356

See Notes to Financial Statements.

F-42

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco V.I. Technology Sub-Account	Ivy VIP Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Investment income
Dividends	$-	$243,495	$573,501	$1,179,859	$15,905,441	$1,513,959	$564,967	$2,454,424
Expenses
Mortality and expense risk fees and administrative charges	144,036	159,381	420,724	1,055,661	12,140,262	2,679,171	694,987	1,197,213
Net Investment income (loss)	(144,036)	84,114	152,777	124,198	3,765,179	(1,165,212)	(130,020)	1,257,211
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,500,816	5,940	(961,653)	(5,432,728)	(243,425)	9,032,971	(1,806,686)	(4,863,657)
Realized gain distribution	1,084,374	202,005	2,434,256	5,961,284	49,646,431	21,964,901	3,130,525	3,233,179
Realized gain (loss)	2,585,190	207,945	1,472,603	528,556	49,403,006	30,997,872	1,323,839	(1,630,478)
Change in net unrealized appreciation/ depreciation of investments	1,689,258	1,169,392	2,291,322	8,649,520	31,117,487	59,062,610	5,284,257	7,955,906
Net gain (loss) on investments	4,274,448	1,377,337	3,763,925	9,178,076	80,520,493	90,060,482	6,608,096	6,325,428
Net increase (decrease) in net assets resulting from operations	4,130,412	1,461,451	3,916,702	9,302,274	84,285,672	88,895,270	6,478,076	7,582,639
Capital transactions:
Transfers of net premiums	97,486	1,044,049	592,241	2,335,373	17,078,306	11,121,431	1,674,170	311,877
Transfers due to death benefits	(4,500)	(96,142)	(214,845)	(1,546,194)	(4,349,251)	(902,395)	(321,865)	(862,295)
Transfers due to annuity benefit payments	(58)	-	-	-	(35,238)	(12,319)	-	(216,246)
Transfers due to withdrawal of funds	(2,287,199)	(1,175,258)	(5,166,688)	(12,115,062)	(121,664,086)	(25,285,087)	(7,531,978)	(25,536,172)
Transfers due to loans, net of repayments	-	-	24,067	-	6,285	14,924	9,862	(32,446)
Transfers due to cost of insurance	(4,066)	2,131	(83,203)	(61,439)	(5,724,751)	(574,558)	(226,801)	(588,963)
Transfers due to contingent deferred sales charges	-	-	(5)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(347)	-	-	-	5,904	(24,153)	-	(25,817)
Transfers between Sub-Accounts and to/from Fixed Account	1,093,164	(369,033)	(2,988,698)	48,981	(28,794,470)	(15,225,807)	(2,771,294)	3,352,143
Net increase (decrease) in net assets resulting from capital transactions	(1,105,520)	(594,253)	(7,837,131)	(11,338,341)	(143,477,301)	(30,887,964)	(9,167,906)	(23,597,919)
Total increase (decrease)	3,024,892	867,198	(3,920,429)	(2,036,067)	(59,191,629)	58,007,306	(2,689,830)	(16,015,280)
NET ASSETS, at beginning of the year	10,156,434	12,403,360	37,508,768	95,636,402	989,500,489	191,745,889	61,510,006	99,026,168
NET ASSETS, at end of the year	$13,181,326	$13,270,558	$33,588,339	$93,600,335	$930,308,860	$249,753,195	$58,820,176	$83,010,888

See Notes to Financial Statements.

F-43

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$9,184,783	$-	$-	$-	$-	$1,961,221	$7,902,848	$38,159
Expenses
Mortality and expense risk fees and administrative charges	4,950,616	727,851	2,098,960	699,208	1,990,475	940,240	4,221,451	135,495
Net Investment income (loss)	4,234,167	(727,851)	(2,098,960)	(699,208)	(1,990,475)	1,020,981	3,681,397	(97,336)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(14,039,466)	1,582,968	(146,129)	2,613,420	2,263,299	(684,695)	(6,449,105)	2,351
Realized gain distribution	13,440,374	2,657,314	7,363,875	4,992,911	14,108,057	2,089,319	9,264,320	-
Realized gain (loss)	(599,092)	4,240,282	7,217,746	7,606,331	16,371,356	1,404,624	2,815,215	2,351
Change in net unrealized appreciation/ depreciation of investments	28,374,634	3,130,351	13,549,436	10,177,219	30,387,676	4,196,494	20,748,401	334,065
Net gain (loss) on investments	27,775,542	7,370,633	20,767,182	17,783,550	46,759,032	5,601,118	23,563,616	336,416
Net increase (decrease) in net assets resulting from operations	32,009,709	6,642,782	18,668,222	17,084,342	44,768,557	6,622,099	27,245,013	239,080
Capital transactions:
Transfers of net premiums	15,804,694	403,389	14,002,423	671,307	14,654,393	979,900	14,216,941	1,811,288
Transfers due to death benefits	(2,817,835)	(1,543,685)	(953,676)	(587,552)	(874,301)	(1,311,367)	(2,128,188)	(29,784)
Transfers due to annuity benefit payments	(748)	(246,627)	-	(449,042)	(162)	(16,714)	-	-
Transfers due to withdrawal of funds	(61,877,451)	(5,359,739)	(10,485,842)	(7,594,052)	(11,491,986)	(57,485,898)	(105,137,283)	(316,614)
Transfers due to loans, net of repayments	-	24,990	-	3,330	-	332	-	-
Transfers due to cost of insurance	(1,641,221)	(87,842)	(38,065)	(95,980)	(43,970)	(471,348)	(1,271,216)	-
Transfers due to contingent deferred sales charges	-	(872)	-	(433)	-	(9)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	56,595	-	22,166	(975)	3,248	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(17,214,650)	2,154,655	2,653,482	(515,122)	(2,659,936)	53,015,936	92,491,649	604,942
Net increase (decrease) in net assets resulting from capital transactions	(67,747,211)	(4,599,136)	5,178,322	(8,545,378)	(416,937)	(5,285,920)	(1,828,097)	2,069,832
Total increase (decrease)	(35,737,502)	2,043,646	23,846,544	8,538,964	44,351,620	1,336,179	25,416,916	2,308,912
NET ASSETS, at beginning of the year	408,910,548	62,980,806	161,858,732	56,366,432	137,333,697	74,794,028	312,722,144	10,144,350
NET ASSETS, at end of the year	$373,173,046	$65,024,452	$185,705,276	$64,905,396	$181,685,317	$76,130,207	$338,139,060	$12,453,262

See Notes to Financial Statements.

F-44

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$494,101	$1,837,083	$3,343,656	$1,643,101	$491,663	$613,730	$144	$23,469
Expenses
Mortality and expense risk fees and administrative charges	262,209	1,102,647	1,710,873	963,033	387,457	529,773	18,310	16,905
Net Investment income (loss)	231,892	734,436	1,632,783	680,068	104,206	83,957	(18,166)	6,564
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(514,579)	(3,604,074)	(9,567,610)	(5,909,073)	1,312,657	1,507,291	27,846	8,407
Realized gain distribution	2,399,290	10,037,569	9,568,072	5,294,534	7,120,435	10,485,053	192,206	29,940
Realized gain (loss)	1,884,711	6,433,495	462	(614,539)	8,433,092	11,992,344	220,052	38,347
Change in net unrealized appreciation/ depreciation of investments	(2,019,460)	(5,723,865)	(255,045)	9,508	(3,896,364)	(5,662,509)	113,790	295,370
Net gain (loss) on investments	(134,749)	709,630	(254,583)	(605,031)	4,536,728	6,329,835	333,842	333,717
Net increase (decrease) in net assets resulting from operations	97,143	1,444,066	1,378,200	75,037	4,640,934	6,413,792	315,676	340,281
Capital transactions:
Transfers of net premiums	186,159	4,433,683	879,502	3,300,651	331,117	303,099	29,552	35,783
Transfers due to death benefits	(290,537)	(1,483,499)	(1,368,322)	(423,466)	(556,049)	(275,080)	-	-
Transfers due to annuity benefit payments	(56,520)	-	(309,059)	(128)	(298,062)	-	-	-
Transfers due to withdrawal of funds	(3,419,457)	(11,175,499)	(21,592,335)	(9,193,600)	(3,571,071)	(7,448,636)	(129,055)	(32,053)
Transfers due to loans, net of repayments	15,985	-	4,818	-	(67)	-	-	-
Transfers due to cost of insurance	(49,348)	(342,472)	(453,193)	(316,054)	(18,568)	(144,557)	-	-
Transfers due to contingent deferred sales charges	(125)	-	(172)	-	(217)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	4,121	-	110,062	(788)	27,291	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	18,370	4,405,402	6,290,243	2,519,693	(625,871)	(461,216)	(61,767)	(67,826)
Net increase (decrease) in net assets resulting from capital transactions	(3,591,352)	(4,162,385)	(16,438,456)	(4,113,692)	(4,711,497)	(8,026,390)	(161,270)	(64,096)
Total increase (decrease)	(3,494,209)	(2,718,319)	(15,060,256)	(4,038,655)	(70,563)	(1,612,598)	154,406	276,185
NET ASSETS, at beginning of the year	25,084,965	97,057,943	157,019,262	86,738,940	33,045,075	45,972,770	1,893,686	1,741,305
NET ASSETS, at end of the year	$21,590,756	$94,339,624	$141,959,006	$82,700,285	$32,974,512	$44,360,172	$2,048,092	$2,017,490

See Notes to Financial Statements.

F-45

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Investment income
Dividends	$111,489	$3,494,647	$236,635	$-	$142,651	$54,689	$146,255	$41,614
Expenses
Mortality and expense risk fees and administrative charges	216,524	1,455,834	107,089	204,971	163,499	57,488	209,240	50,738
Net Investment income (loss)	(105,035)	2,038,813	129,546	(204,971)	(20,848)	(2,799)	(62,985)	(9,124)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,512,399)	(1,406,010)	(666,274)	(794,047)	(864,651)	118,423	(63,385)	78,945
Realized gain distribution	815,027	4,113,265	306,522	2,029,175	1,669,207	193,055	658,822	150,452
Realized gain (loss)	(697,372)	2,707,256	(359,752)	1,235,128	804,556	311,478	595,437	229,397
Change in net unrealized appreciation/ depreciation of investments	2,850,433	1,342,570	496,229	1,868,693	(603,186)	242,081	1,426,151	264,809
Net gain (loss) on investments	2,153,061	4,049,826	136,478	3,103,821	201,370	553,559	2,021,588	494,206
Net increase (decrease) in net assets resulting from operations	2,048,026	6,088,639	266,024	2,898,850	180,522	550,760	1,958,603	485,082
Capital transactions:
Transfers of net premiums	1,877,283	693,862	165,147	2,035,290	724,517	15,187	1,273,850	66,261
Transfers due to death benefits	(161,590)	(879,967)	(120,908)	-	(109,665)	(16,433)	(63,953)	(101,345)
Transfers due to annuity benefit payments	-	(288,436)	-	(5,886)	-	(31,877)	-	(30)
Transfers due to withdrawal of funds	(1,846,771)	(18,262,985)	(1,442,712)	(927,878)	(1,419,864)	(927,843)	(1,714,396)	(161,360)
Transfers due to loans, net of repayments	75	8,329	-	-	135	-	-	983
Transfers due to cost of insurance	1,299	(435,022)	(20,082)	472	522	(17,235)	(41,111)	-
Transfers due to contingent deferred sales charges	-	(49)	-	-	-	-	-	(107)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	101,377	-	(8,404)	-	(9,967)	-	4
Transfers between Sub-Accounts and to/from Fixed Account	(640,385)	3,210,920	(343,701)	210,731	439,339	(115,929)	(433,446)	(118,279)
Net increase (decrease) in net assets resulting from capital transactions	(770,089)	(15,851,971)	(1,762,257)	1,304,325	(365,016)	(1,104,097)	(979,056)	(313,873)
Total increase (decrease)	1,277,937	(9,763,332)	(1,496,233)	4,203,175	(184,494)	(553,337)	979,547	171,209
NET ASSETS, at beginning of the year	17,679,923	128,108,301	9,815,416	14,803,275	15,050,102	5,717,821	17,104,721	4,316,103
NET ASSETS, at end of the year	$18,957,860	$118,344,969	$8,319,183	$19,006,450	$14,865,608	$5,164,484	$18,084,268	$4,487,312

See Notes to Financial Statements.

F-46

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$610,571	$318,699	$9,829,049	$16,342,725	$9,851	$405,219	$452,593	$143,457
Expenses
Mortality and expense risk fees and administrative charges	716,750	557,818	5,934,671	10,709,684	506,821	236,039	317,632	1,644,202
Net Investment income (loss)	(106,179)	(239,119)	3,894,378	5,633,041	(496,970)	169,180	134,961	(1,500,745)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,754,506	2,328,425	(36,377,012)	(58,704,285)	(762,433)	(684,589)	(2,140,181)	1,175,792
Realized gain distribution	4,848,013	3,335,341	29,330,178	55,942,227	-	57,035	73,434	-
Realized gain (loss)	11,602,519	5,663,766	(7,046,834)	(2,762,058)	(762,433)	(627,554)	(2,066,747)	1,175,792
Change in net unrealized appreciation/ depreciation of investments	(3,133,875)	325,252	46,364,299	80,243,355	2,629,248	589,092	2,001,019	11,503,768
Net gain (loss) on investments	8,468,644	5,989,018	39,317,465	77,481,297	1,866,815	(38,462)	(65,728)	12,679,560
Net increase (decrease) in net assets resulting from operations	8,362,465	5,749,899	43,211,843	83,114,338	1,369,845	130,718	69,234	11,178,815
Capital transactions:
Transfers of net premiums	395,512	3,512,819	3,626,243	13,561,246	3,087,289	281,481	1,347,941	950,456
Transfers due to death benefits	(1,077,026)	(230,858)	(1,357,734)	(4,888,600)	(237,225)	(209,420)	(116,848)	(1,668,092)
Transfers due to annuity benefit payments	(45,640)	-	-	-	(546)	(76,672)	-	(415,663)
Transfers due to withdrawal of funds	(7,117,344)	(3,931,359)	(132,405,262)	(191,647,465)	(3,382,889)	(2,303,296)	(3,079,953)	(25,069,004)
Transfers due to loans, net of repayments	6,851	-	35,144	-	3,262	2,900	-	12,229
Transfers due to cost of insurance	(85,951)	(60,152)	(3,756,204)	(4,924,820)	2,353	(31,742)	(30,338)	(467,565)
Transfers due to contingent deferred sales charges	(329)	-	(191)	-	-	(324)	-	(30)
Transfers due to net charge (credit) to annuitant mortality fluctuation	14,956	-	-	-	239	9,401	-	90,271
Transfers between Sub-Accounts and to/from Fixed Account	(2,285,027)	(1,242,079)	(29,972,914)	(85,366,751)	(1,388,937)	(306,256)	(619,559)	9,231,835
Net increase (decrease) in net assets resulting from capital transactions	(10,193,998)	(1,951,629)	(163,830,918)	(273,266,390)	(1,916,454)	(2,633,928)	(2,498,757)	(17,335,563)
Total increase (decrease)	(1,831,533)	3,798,270	(120,619,075)	(190,152,052)	(546,609)	(2,503,210)	(2,429,523)	(6,156,748)
NET ASSETS, at beginning of the year	73,362,599	45,996,901	514,011,956	978,800,276	43,189,753	24,198,302	29,439,298	137,121,414
NET ASSETS, at end of the year	$71,531,066	$49,795,171	$393,392,881	$788,648,224	$42,643,144	$21,695,092	$27,009,775	$130,964,666

See Notes to Financial Statements.

F-47

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$51,184	$180,546	$54,131	$30,950	$106,933	$244,955	$1,261,730	$317,733
Expenses
Mortality and expense risk fees and administrative charges	578,271	68,737	174,665	240,571	1,389,568	3,244,733	1,162,620	361,420
Net Investment income (loss)	(527,087)	111,809	(120,534)	(209,621)	(1,282,635)	(2,999,778)	99,110	(43,687)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	550,477	(505,042)	109,185	333,827	962,544	973,433	(1,335,757)	(680,056)
Realized gain distribution	-	171,435	734,836	877,134	-	-	-	-
Realized gain (loss)	550,477	(333,607)	844,021	1,210,961	962,544	973,433	(1,335,757)	(680,056)
Change in net unrealized appreciation/ depreciation of investments	3,915,603	550,600	3,652,163	4,012,144	6,875,643	16,502,588	4,951,983	1,938,274
Net gain (loss) on investments	4,466,080	216,993	4,496,184	5,223,105	7,838,187	17,476,021	3,616,226	1,258,218
Net increase (decrease) in net assets resulting from operations	3,938,993	328,802	4,375,650	5,013,484	6,555,552	14,476,243	3,715,336	1,214,531
Capital transactions:
Transfers of net premiums	2,142,964	557,891	326,097	2,399,865	1,014,488	7,967,302	688,268	771,652
Transfers due to death benefits	(292,511)	(54,801)	(432,479)	(92,455)	(1,871,119)	(1,709,009)	(732,987)	(177,289)
Transfers due to annuity benefit payments	(143)	-	(123,025)	-	(357,053)	(186)	(216,033)	-
Transfers due to withdrawal of funds	(8,728,239)	(570,897)	(1,954,907)	(1,545,218)	(27,928,878)	(37,410,465)	(15,225,348)	(5,058,370)
Transfers due to loans, net of repayments	-	-	3,714	-	6,345	-	13,349	-
Transfers due to cost of insurance	(101,411)	191	(20,362)	(5,766)	(340,095)	(1,253,471)	(361,647)	(125,537)
Transfers due to contingent deferred sales charges	-	-	(186)	-	(176)	(71)	(287)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(847)	-	2,444	-	155,870	(1,107)	69,646	-
Transfers between Sub-Accounts and to/from Fixed Account	6,003,620	(70,846)	(525,880)	67,869	19,362,493	24,004,932	4,061,114	(311,960)
Net increase (decrease) in net assets resulting from capital transactions	(976,568)	(138,462)	(2,724,584)	824,295	(9,958,126)	(8,402,075)	(11,703,925)	(4,901,504)
Total increase (decrease)	2,962,425	190,340	1,651,066	5,837,779	(3,402,574)	6,074,168	(7,988,589)	(3,686,973)
NET ASSETS, at beginning of the year	43,237,327	6,643,432	15,827,567	16,390,792	117,808,474	260,703,020	101,210,212	30,590,858
NET ASSETS, at end of the year	$46,199,752	$6,833,772	$17,478,633	$22,228,571	$114,405,900	$266,777,188	$93,221,623	$26,903,885

See Notes to Financial Statements.

F-48

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$62,150	$-	$2,299,399	$737,517	$6,979,627	$35,189,855	$81	$124,436
Expenses
Mortality and expense risk fees and administrative charges	919,811	1,344,574	1,581,886	598,749	3,453,280	20,419,613	422,721	263,146
Net Investment income (loss)	(857,661)	(1,344,574)	717,513	138,768	3,526,347	14,770,242	(422,640)	(138,710)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,184,077	(1,056,477)	(7,551,226)	(2,202,680)	(11,778,568)	(44,321,025)	(244,636)	(591,926)
Realized gain distribution	7,619,607	10,615,548	-	-	12,971,783	73,504,537	-	223,302
Realized gain (loss)	8,803,684	9,559,071	(7,551,226)	(2,202,680)	1,193,215	29,183,512	(244,636)	(368,624)
Change in net unrealized appreciation/ depreciation of investments	10,021,075	15,274,250	8,214,495	2,194,081	15,322,789	79,597,270	785,424	4,876,989
Net gain (loss) on investments	18,824,759	24,833,321	663,270	(8,599)	16,516,004	108,780,782	540,789	4,508,365
Net increase (decrease) in net assets resulting from operations	17,967,098	23,488,747	1,380,783	130,169	20,042,351	123,551,024	118,149	4,369,655
Capital transactions:
Transfers of net premiums	852,411	4,847,398	857,283	2,322,306	1,990,550	24,098,436	3,053,614	308,128
Transfers due to death benefits	(545,468)	(1,019,057)	(1,004,043)	(151,110)	(1,694,201)	(9,383,841)	(153,270)	(130,285)
Transfers due to annuity benefit payments	(192,136)	-	(337,244)	-	-	(187)	(5,443)	(26,420)
Transfers due to withdrawal of funds	(7,650,653)	(11,067,418)	(18,523,734)	(4,806,389)	(83,715,445)	(252,298,517)	(13,319,863)	(2,906,233)
Transfers due to loans, net of repayments	15,210	-	16,287	-	52,596	-	-	2,385
Transfers due to cost of insurance	(94,939)	(179,554)	(387,037)	(108,613)	(2,054,550)	(9,219,729)	(3,711)	(29,251)
Transfers due to contingent deferred sales charges	(1,371)	-	(1,305)	-	(5)	-	-	(305)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(18,134)	-	100,322	-	-	(315)	3,628	(156)
Transfers between Sub-Accounts and to/from Fixed Account	(3,975,630)	(7,083,799)	6,099,542	660,587	(10,316,624)	(53,427,740)	22,406,133	(1,038,646)
Net increase (decrease) in net assets resulting from capital transactions	(11,610,710)	(14,502,430)	(13,179,929)	(2,083,219)	(95,737,679)	(300,231,893)	11,981,089	(3,820,783)
Total increase (decrease)	6,356,388	8,986,317	(11,799,146)	(1,953,050)	(75,695,328)	(176,680,869)	12,099,237	548,872
NET ASSETS, at beginning of the year	83,592,878	108,799,560	144,980,289	53,222,998	310,792,789	1,752,110,801	32,173,643	26,710,657
NET ASSETS, at end of the year	$89,949,266	$117,785,877	$133,181,143	$51,269,948	$235,097,461	$1,575,429,932	$44,272,880	$27,259,529

See Notes to Financial Statements.

F-49

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$62,292	$-	$-	$13,885	$1,015,721	$166,203	$196	$29,231
Expenses
Mortality and expense risk fees and administrative charges	264,734	1,117,083	317,174	276,647	1,179,713	252,169	7,682	177,425
Net Investment income (loss)	(202,442)	(1,117,083)	(317,174)	(262,762)	(163,992)	(85,966)	(7,486)	(148,194)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(644,904)	2,784,341	(367,806)	(1,360,940)	(7,720,193)	(2,178,860)	27,338	763,451
Realized gain distribution	206,796	10,878,120	3,402,966	1,174,511	4,199,225	913,591	107,618	409,015
Realized gain (loss)	(438,108)	13,662,461	3,035,160	(186,429)	(3,520,968)	(1,265,269)	134,956	1,172,466
Change in net unrealized appreciation/ depreciation of investments	4,801,749	15,663,756	5,352,138	2,424,334	10,922,813	2,198,420	75,779	1,182,854
Net gain (loss) on investments	4,363,641	29,326,217	8,387,298	2,237,905	7,401,845	933,151	210,735	2,355,320
Net increase (decrease) in net assets resulting from operations	4,161,199	28,209,134	8,070,124	1,975,143	7,237,853	847,185	203,249	2,207,126
Capital transactions:
Transfers of net premiums	1,929,835	507,134	1,567,145	1,738,580	788,978	1,122,164	3,927	690,398
Transfers due to death benefits	(349,997)	(632,837)	(154,321)	(60,565)	(687,844)	(116,339)	-	(75,198)
Transfers due to annuity benefit payments	-	(213,260)	-	-	(232,787)	-	-	-
Transfers due to withdrawal of funds	(1,835,869)	(13,666,331)	(2,279,492)	(2,309,393)	(14,946,928)	(2,680,002)	(26,235)	(1,598,239)
Transfers due to loans, net of repayments	-	6,626	-	5,753	12,702	-	-	22
Transfers due to cost of insurance	(8,640)	(318,807)	(28,288)	(11,842)	(324,426)	(37,265)	-	(14,999)
Transfers due to contingent deferred sales charges	-	(226)	-	-	(7)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	70,841	-	-	69,834	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,246,230)	(17,715,045)	(2,036,515)	(453,096)	77,983	(130,043)	(66,226)	(732,958)
Net increase (decrease) in net assets resulting from capital transactions	(1,510,901)	(31,961,905)	(2,931,471)	(1,090,563)	(15,242,495)	(1,841,485)	(88,534)	(1,730,974)
Total increase (decrease)	2,650,298	(3,752,771)	5,138,653	884,580	(8,004,642)	(994,300)	114,715	476,152
NET ASSETS, at beginning of the year	22,694,629	94,744,872	26,026,111	24,665,122	105,702,814	23,286,750	835,745	15,739,019
NET ASSETS, at end of the year	$25,344,927	$90,992,101	$31,164,764	$25,549,702	$97,698,172	$22,292,450	$950,460	$16,215,171

See Notes to Financial Statements.

F-50

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Investment income
Dividends	$1,229,618	$175,914	$477,603	$742,132
Expenses
Mortality and expense risk fees and administrative charges	492,403	1,272,620	95,620	162,251
Net Investment income (loss)	737,215	(1,096,706)	381,983	579,881
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	610,725	3,442	(1,373,916)	(692,959)
Realized gain distribution	181,822	-	-	1,090,688
Realized gain (loss)	792,547	3,442	(1,373,916)	397,729
Change in net unrealized appreciation/ depreciation of investments	1,136,855	(3,415)	909,027	(2,096,688)
Net gain (loss) on investments	1,929,402	27	(464,889)	(1,698,959)
Net increase (decrease) in net assets resulting from operations	2,666,617	(1,096,679)	(82,906)	(1,119,078)
Capital transactions:
Transfers of net premiums	5,611,075	11,978,609	93,165	192,625
Transfers due to death benefits	(280,764)	(509,353)	(32,677)	(81,225)
Transfers due to annuity benefit payments	-	(55,060)	(18,360)	(42,689)
Transfers due to withdrawal of funds	(4,903,961)	(180,003,121)	(1,284,088)	(2,150,747)
Transfers due to loans, net of repayments	2,735	23,654	1,491	(867)
Transfers due to cost of insurance	6,441	(53,103)	(30,854)	(38,175)
Transfers due to contingent deferred sales charges	-	(356)	(6)	(12)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	14,482	3,609	10,573
Transfers between Sub-Accounts and to/from Fixed Account	12,904,738	237,878,522	(55,757)	49,599
Net increase (decrease) in net assets resulting from capital transactions	13,340,264	69,274,274	(1,323,477)	(2,060,918)
Total increase (decrease)	16,006,881	68,177,595	(1,406,383)	(3,179,996)
NET ASSETS, at beginning of the year	31,973,807	75,534,222	9,033,874	15,751,756
NET ASSETS, at end of the year	$47,980,688	$143,711,817	$7,627,491	$12,571,760

See Notes to Financial Statements.

F-51

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains ten segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage®. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage® have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

F-52

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2021, the Separate Account consists of ninety-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the ten segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)	BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III)[7]
Delaware Ivy VIP Asset Strategy Sub-Account	Delaware Ivy VIP Asset Strategy Portfolio[1]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. International Growth Fund (Series II)[3]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. International Growth Fund (Series I)[3]
Invesco V.I. Capital Appreciation Sub-Account (Series II)[8]	Invesco V.I. Capital Appreciation Fund (Series II)[3,8]
Invesco V.I. Capital Appreciation Sub-Account (Series I)[8]	Invesco V.I. Capital Appreciation Fund (Series I)[3,8]
Invesco V.I. Conservative Balanced Sub-Account (Series II)[9]	Invesco V.I. Conservative Balanced Fund (Series II)[3,9]
Invesco V.I. Conservative Balanced Sub-Account (Series I)[9]	Invesco V.I. Conservative Balanced Fund (Series I)[3,9]
Invesco V.I. Core Bond Sub-Account[10]	Invesco V.I. Core Bond Fund[3,10]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)[11]	Invesco V.I. Discovery Mid Cap Growth Fund (Series II)[3,11]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)[11]	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)[3,11]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)
Invesco V.I. Global Sub-Account (Series II)[12]	Invesco V.I. Global Fund (Series II)[3,12]
Invesco V.I. Global Sub-Account (Series I)[12]	Invesco V.I. Global Fund (Series I)[3,12]
Invesco V.I. Global Strategic Income Sub-Account (Series I)[13]	Invesco V.I. Global Strategic Income Fund (Series I)[3,13]
Invesco V.I. Global Strategic Income Sub-Account (Series II)[13]	Invesco V.I. Global Strategic Income Fund (Series II)[3,13]
Invesco V.I. Health Care Sub-Account (Series I)	Invesco V.I. Health Care Fund (Series I)
Invesco V.I. Health Care Sub-Account (Series II)	Invesco V.I. Health Care Fund (Series II)
Invesco V.I. Main Street Sub-Account (Series II)[14]	Invesco V.I. Main Street Fund® (Series II)[3,14]
Invesco V.I. Main Street Sub-Account (Series I)[14]	Invesco V.I. Main Street Fund® (Series I)[3,14]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)
Invesco V.I. U.S. Government Money Sub-Account[15]	Invesco V.I. U.S. Government Money Portfolio[3,15]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[4]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[4]
MML American Funds International Sub-Account	MML American Funds International Fund[4]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class) [4]
MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class) [4]
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]
MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]
MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
F-53

Notes To Financial Statements (Continued)

MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I)[4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Momentum Sub-Account (Service Class I)	MML Equity Momentum Fund (Service Class I)[4]
MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I)[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund (Initial Class)[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Growth & Income Sub-Account (Initial Class)	MML Growth & Income Fund (Initial Class)[4]
MML Growth & Income Sub-Account (Service Class)	MML Growth & Income Fund (Service Class)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Fund (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]
MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class)[4]
F-54

Notes To Financial Statements (Continued)

MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I)[4]
MML Strategic Emerging Markets Sub-Account (Service Class I)	MML Strategic Emerging Markets Fund (Service Class I)[4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio[2]

In addition to the ninety-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2] Voya Investments, LLC is the investment adviser to this Portfolio.
[3] Invesco Advisers, Inc. is the investment adviser to this Fund.
[4] MML Investment Advisers, LLC is the investment adviser to this Fund.
[5] Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[6] Ivy Investment Management Company is the investment adviser to this Portfolio.
[7] BlackRock Advisors, LLC is the investment adviser for this Fund.
[8] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Sub-Account/Fund.
[9] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Sub-Account/Fund.
[10] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Total Return Bond Sub-Account/Fund.
[11] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account/Fund.
[12] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Sub-Account/Fund.
[13] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Sub-Account/Fund.
[14] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Sub-Account/Fund®.
[15] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Sub-Account/Fund.
F-55

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

F-56

Notes To Financial Statements (Continued)

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to a reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $1,453,935 and $1,210,647 for the years ended December 31, 2021 and 2020, respectively. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021. There have been no transfers between levels for the year ended December 31, 2021.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

F-57

Notes To Financial Statements (Continued)

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and Separate Account.

F-58

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2021 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Delaware Ivy VIP Asset Strategy Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Sub-Account
	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
Cost of purchases	$10,271,456	$2,337,178	$35,814,155	$54,790,090	$3,834,229	$3,349,344	$1,111,258	$13,197,683
Proceeds from sales	(579,305)	(2,035,650)	(52,581,503)	(34,432,830)	(3,866,414)	(6,951,153)	(2,824,975)	(37,574,421)

	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
Cost of purchases	$3,660	$562,974	$127,033	$9,517,987	$15,068,854	$693,835	$802,653	$7,790,725
Proceeds from sales	(27,310)	(893,264)	(217,803)	(5,101,156)	(23,592,430)	(2,982,808)	(2,052,332)	(13,116,231)

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
Cost of purchases	$14,565,193	$9,423,614	$25,720,456	$1,692,100	$1,888,644	$3,999,973	$2,906,100	$1,593,935
Proceeds from sales	(32,110,098)	(8,661,781)	(24,624,758)	(1,722,900)	(2,644,411)	(3,160,976)	(4,980,873)	(1,623,543)

	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Cost of purchases	$2,544,777	$862,040	$3,894,860	$11,258,621	$56,654,367	$41,897,495	$9,422,167	$9,194,151
Proceeds from sales	(3,337,928)	(1,896,820)	(4,726,353)	(19,572,868)	(146,103,637)	(46,773,974)	(8,711,241)	(17,607,591)
F-59

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Cost of purchases	$31,995,982	$22,362,686	$77,713,326	$8,665,815	$33,821,649	$12,519,020	$46,095,745	$2,844,616
Proceeds from sales	(61,857,135)	(9,268,259)	(16,659,759)	(10,121,084)	(20,141,575)	(25,822,287)	(83,382,472)	(1,240,336)

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Cost of purchases	$1,879,089	$7,493,309	$10,452,792	$8,069,967	$3,684,272	$3,561,811	$933,323	$947,373
Proceeds from sales	(3,795,463)	(22,118,736)	(34,331,845)	(18,283,528)	(5,383,915)	(10,454,822)	(564,869)	(340,040)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Cost of purchases	$3,460,285	$8,670,638	$561,335	$4,868,570	$4,611,152	$554,744	$3,484,083	$553,497
Proceeds from sales	(3,022,289)	(23,078,478)	(1,652,596)	(3,109,374)	(3,125,224)	(935,262)	(3,223,704)	(376,195)

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$5,116,796	$9,240,565	$30,338,548	$56,662,800	$10,130,531	$711,332	$2,513,538	$22,498,543
Proceeds from sales	(15,334,154)	(7,616,142)	(78,848,862)	(140,005,620)	(4,198,652)	(3,927,718)	(4,228,254)	(23,591,523)

F-60

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$16,193,051	$1,861,211	$1,999,945	$5,674,982	$16,817,263	$42,903,661	$5,777,813	$1,300,534
Proceeds from sales	(8,228,037)	(1,143,541)	(3,106,761)	(3,512,946)	(19,223,089)	(44,801,843)	(17,552,228)	(4,870,897)

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Cost of purchases	$18,693,511	$29,777,246	$8,432,487	$4,435,611	$16,038,358	$89,954,019	$7,558,324	$2,783,335
Proceeds from sales	(16,762,496)	(18,705,381)	(32,960,556)	(9,257,145)	(50,913,319)	(302,224,803)	(17,395,874)	(4,916,076)

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
Cost of purchases	$6,186,809	$21,373,989	$9,724,813	$5,479,756	$2,943,580	$6,836,384	$592,440	$6,054,097
Proceeds from sales	(5,020,458)	(17,426,900)	(4,881,908)	(5,492,852)	(31,915,931)	(6,713,262)	(214,045)	(2,296,766)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Cost of purchases	$12,021,445	$39,643,123	$1,526,209	$813,627
Proceeds from sales	(9,050,631)	(92,579,635)	(2,593,173)	(3,251,542)

F-61

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2021 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Delaware Ivy VIP Asset Strategy Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Sub-Account
2021	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
Units purchased	561,827	56,446	40,054	1,006,369	68,370	8,150	6,030	20,774
Units withdrawn	(30,177)	(100,389)	(617,066)	(785,529)	(128,560)	(155,272)	(52,989)	(550,173)
Units transferred between Sub-Accounts and to/from the Fixed Account	-	(19,188)	(229,919)	(66,422)	13,395	(24,634)	(8,032)	(207,130)
Net increase (decrease)	531,650	(63,131)	(806,931)	154,418	(46,795)	(171,757)	(54,992)	(736,528)

	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
2021 (Continued)	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
Units purchased	-	689	15	194,012	16,086	5,862	3,071	166,178
Units withdrawn	(1,735)	(37,377)	(9,830)	(144,921)	(313,520)	(174,059)	(136,527)	(326,852)
Units transferred between Sub-Accounts and to/from the Fixed Account	-	233	(721)	9,938	(82,903)	15,656	29,188	(27,396)
Net increase (decrease)	(1,735)	(36,454)	(10,535)	59,028	(380,336)	(152,542)	(104,268)	(188,070)

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account
2021 (Continued)	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
Units purchased	32,976	249,101	52,296	3,784	7,907	124,736	8,436	10,309
Units withdrawn	(475,169)	(456,253)	(1,243,841)	(34,417)	(53,563)	(88,508)	(80,111)	(36,210)
Units transferred between Sub-Accounts and to/from the Fixed Account	(91,100)	189,459	1,015,492	3,605	(7,065)	(8,114)	(36,292)	5,421
Net increase (decrease)	(533,293)	(17,692)	(176,053)	(27,029)	(52,722)	28,114	(107,966)	(20,480)

	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
2021 (Continued)	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Units purchased	5,603	10,597	37,967	336,752	1,386,502	885,198	339,388	55,589
Units withdrawn	(37,477)	(147,854)	(80,931)	(737,278)	(6,164,472)	(877,015)	(448,027)	(784,240)
Units transferred between Sub-Accounts and to/from the Fixed Account	(5,690)	45,351	(48,808)	(73,053)	(355,559)	(139,562)	187,475	178,620
Net increase (decrease)	(37,564)	(91,906)	(91,773)	(473,578)	(5,133,529)	(131,379)	78,836	(550,031)

F-62

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
2021 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Units purchased	1,080,042	22,409	1,162,857	7,552	479,743	62,300	1,036,389	213,188
Units withdrawn	(3,073,258)	(242,149)	(618,336)	(94,688)	(411,878)	(891,839)	(4,184,161)	(103,903)
Units transferred between Sub-Accounts and to/from the Fixed Account	(22,222)	73,011	30,325	(27,398)	(15,244)	6,955	612,197	7,619
Net increase (decrease)	(2,015,438)	(146,729)	574,846	(114,535)	52,620	(822,584)	(2,535,575)	116,904

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Units purchased	9,135	332,566	27,065	239,615	17,134	4,799	13,249	11,554
Units withdrawn	(67,875)	(586,355)	(623,850)	(479,996)	(70,935)	(163,640)	(26,599)	(14,589)
Units transferred between Sub-Accounts and to/from the Fixed Account	(10,129)	(209,333)	(350,842)	(157,395)	(38,816)	(59,125)	(131)	16
Net increase (decrease)	(68,870)	(463,121)	(947,626)	(397,775)	(92,617)	(217,966)	(13,481)	(3,019)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
2021 (Continued)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Units purchased	81,249	40,740	24,795	105,639	215,380	2,410	76,530	3,641
Units withdrawn	(102,137)	(948,535)	(80,396)	(106,946)	(142,709)	(25,399)	(95,885)	(12,187)
Units transferred between Sub-Accounts and to/from the Fixed Account	5,057	3,246	(8,711)	10,382	23,586	(7,070)	(16,082)	(2,541)
Net increase (decrease)	(15,831)	(904,548)	(64,312)	9,075	96,256	(30,059)	(35,437)	(11,087)

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Units purchased	9,322	247,797	206,630	814,470	376,523	8,804	110,249	47,080
Units withdrawn	(280,422)	(211,727)	(2,990,900)	(5,774,169)	(178,477)	(88,149)	(167,685)	(1,269,463)
Units transferred between Sub-Accounts and to/from the Fixed Account	(60,700)	(36,627)	(133,999)	(365,107)	27,784	(36,654)	(13,382)	552,579
Net increase (decrease)	(331,800)	(557)	(2,918,268)	(5,324,807)	225,830	(115,999)	(70,818)	(669,805)

F-63

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
2021 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	632,372	105,126	5,731	117,797	50,357	1,290,457	31,477	70,501
Units withdrawn	(510,963)	(77,000)	(57,884)	(113,578)	(984,984)	(2,568,713)	(735,198)	(243,788)
Units transferred between Sub-Accounts and to/from the Fixed Account	269,387	30,415	(11,474)	8,230	570,732	854,880	103,020	(5,816)
Net increase (decrease)	390,796	58,541	(63,627)	12,450	(363,895)	(423,376)	(600,702)	(179,103)

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	14,177	206,794	19,923	137,773	100,005	1,394,607	519,516	5,252
Units withdrawn	(191,477)	(471,774)	(507,609)	(255,289)	(2,131,446)	(13,964,763)	(1,478,323)	(64,992)
Units transferred between Sub-Accounts and to/from the Fixed Account	(30,800)	(23,449)	(199,782)	(38,631)	(34,763)	(667,018)	(3,485)	(23,994)
Net increase (decrease)	(208,100)	(288,429)	(687,467)	(156,147)	(2,066,204)	(13,237,175)	(962,291)	(83,734)

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
2021 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
Units purchased	184,098	8,565	136,766	171,296	17,121	315,664	16,537	103,922
Units withdrawn	(158,401)	(234,423)	(119,433)	(208,107)	(421,463)	(189,163)	(1,950)	(114,917)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,981	65,795	6,464	2,707	(454,284)	(26,828)	(7,874)	55,287
Net increase (decrease)	28,679	(160,064)	23,796	(34,104)	(858,626)	99,673	6,713	44,293

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
2021 (Continued)
Units purchased	717,399	1,574,683	18,448	5,399
Units withdrawn	(545,448)	(9,298,623)	(221,953)	(100,469)
Units transferred between Sub-Accounts and to/from the Fixed Account	(90,218)	1,953,316	(2,062)	(51,369)
Net increase (decrease)	81,733	(5,770,624)	(205,567)	(146,439)
F-64

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account
2020	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Units purchased	357,566	55,306	1,090,897	5,260	31,433	-	1,066	317,419
Units withdrawn	(28,337)	(803,152)	(934,347)	(64,156)	(783,313)	(302)	(37,459)	(139,686)
Units transferred between Sub-Accounts and to/from the Fixed Account	-	(577,336)	(165,683)	(55,689)	(761,706)	-	(3,653)	15,124
Net increase (decrease)	329,229	(1,325,182)	(9,133)	(114,585)	(1,513,586)	(302)	(40,046)	192,857

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Global Strategic Income Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account
2020 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
Units purchased	27,305	166,719	42,433	225,515	87,367	23,626	90,434	16,970
Units withdrawn	(547,575)	(351,563)	(738,346)	(911,056)	(1,871,852)	(156,928)	(219,208)	(176,567)
Units transferred between Sub-Accounts and to/from the Fixed Account	(470,118)	(110,061)	(402,608)	(195,511)	442,795	116,952	(57,919)	(78,135)
Net increase (decrease)	(990,388)	(294,905)	(1,098,520)	(881,051)	(1,341,690)	(16,351)	(186,693)	(237,732)

	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Technology Sub-Account
2020 (Continued)	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Units purchased	159,047	11,478	22	9,806	7,846	4,488	5,539	10,121
Units withdrawn	(112,216)	(102,290)	(8,349)	(47,085)	(167,712)	(48,001)	(71,745)	(59,668)
Units transferred between Sub-Accounts and to/from the Fixed Account	(28,545)	(20,597)	(609)	3,639	(98,678)	(2,612)	(7,407)	22,117
Net increase (decrease)	18,285	(111,410)	(8,936)	(33,641)	(258,544)	(46,125)	(73,613)	(27,431)

	Invesco V.I. Technology Sub-Account	Ivy VIP Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
2020 (Continued)	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Units purchased	2,662	101,162	31,461	346,717	1,250,095	639,896	176,521	19,421
Units withdrawn	(56,979)	(116,431)	(259,568)	(879,812)	(7,609,223)	(978,949)	(594,858)	(1,573,259)
Units transferred between Sub-Accounts and to/from the Fixed Account	28,252	(24,072)	(141,820)	(18,320)	(1,463,806)	(393,049)	(154,323)	186,997
Net increase (decrease)	(26,064)	(39,341)	(369,927)	(551,415)	(7,822,933)	(732,103)	(572,661)	(1,366,841)
F-65

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
2020 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Units purchased	1,328,458	19,811	1,159,518	13,774	937,124	59,582	1,962,641	318,673
Units withdrawn	(4,412,817)	(276,375)	(767,709)	(174,491)	(625,471)	(3,459,470)	(7,230,536)	(125,575)
Units transferred between Sub-Accounts and to/from the Fixed Account	(868,962)	84,240	83,360	(15,098)	(12,811)	3,128,829	5,423,744	(8,871)
Net increase (decrease)	(3,953,321)	(172,324)	475,170	(175,814)	298,842	(271,059)	155,848	184,227

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
2020 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Units purchased	10,828	471,429	44,557	396,316	14,492	10,248	5,566	3,610
Units withdrawn	(180,938)	(741,244)	(1,026,116)	(601,450)	(154,310)	(262,150)	(16,405)	(7,351)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,061)	198,347	418,955	130,021	(28,661)	(7,303)	(19)	(1,387)
Net increase (decrease)	(171,171)	(71,469)	(562,604)	(75,113)	(168,479)	(259,204)	(10,858)	(5,128)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
2020 (Continued)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Units purchased	168,194	62,827	32,387	171,772	138,482	981	131,122	5,605
Units withdrawn	(156,801)	(1,376,138)	(120,427)	(101,441)	(120,105)	(47,205)	(130,138)	(15,927)
Units transferred between Sub-Accounts and to/from the Fixed Account	(17,246)	387,929	(27,643)	12,960	(14,988)	(5,552)	(21,480)	(7,919)
Net increase (decrease)	(5,853)	(925,382)	(115,684)	83,290	3,389	(51,777)	(20,495)	(18,240)

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
2020 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Units purchased	13,778	288,681	199,594	1,181,761	317,975	16,031	165,766	72,571
Units withdrawn	(264,264)	(315,398)	(7,065,734)	(10,960,916)	(309,574)	(126,066)	(245,593)	(1,880,486)
Units transferred between Sub-Accounts and to/from the Fixed Account	(76,263)	(24,039)	(1,534,624)	(4,544,010)	(96,220)	(10,949)	(34,446)	536,155
Net increase (decrease)	(326,749)	(50,756)	(8,400,764)	(14,323,164)	(87,819)	(120,985)	(114,273)	(1,271,760)

F-66

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
2020 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	453,757	111,913	12,223	203,665	69,774	1,293,093	45,976	111,234
Units withdrawn	(712,543)	(113,763)	(77,268)	(130,043)	(1,819,283)	(2,747,441)	(951,940)	(367,263)
Units transferred between Sub-Accounts and to/from the Fixed Account	238,623	(7,684)	(20,530)	(4,265)	1,143,895	1,089,448	182,258	(26,689)
Net increase (decrease)	(20,163)	(9,534)	(85,575)	69,357	(605,615)	(364,900)	(723,706)	(282,718)

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
2020 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	19,263	367,727	30,405	270,336	114,317	1,967,183	657,905	11,156
Units withdrawn	(185,942)	(537,727)	(638,867)	(256,768)	(4,799,088)	(16,042,323)	(1,517,915)	(105,075)
Units transferred between Sub-Accounts and to/from the Fixed Account	(88,805)	(159,582)	271,794	12,234	(597,413)	(3,220,297)	1,985,352	(30,756)
Net increase (decrease)	(255,484)	(329,582)	(336,669)	25,802	(5,282,184)	(17,295,437)	1,125,341	(124,674)

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
2020 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
Units purchased	172,720	16,856	129,646	229,882	37,584	213,542	2,202	72,528
Units withdrawn	(171,514)	(368,620)	(138,535)	(190,068)	(690,431)	(219,818)	(7,058)	(174,796)
Units transferred between Sub-Accounts and to/from the Fixed Account	(15,492)	(345,811)	(46,066)	(14,577)	252,454	(10,173)	(1,443)	(30,537)
Net increase (decrease)	(14,285)	(697,575)	(54,954)	25,237	(400,392)	(16,448)	(6,299)	(132,805)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
2020 (Continued)
Units purchased	999,043	4,010,672	20,500	15,562
Units withdrawn	(655,687)	(21,919,889)	(280,439)	(160,648)
Units transferred between Sub-Accounts and to/from the Fixed Account	826,869	25,510,380	(78)	3,913
Net increase (decrease)	1,170,225	7,601,162	(260,016)	(141,173)
F-67

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2021 follows:

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)
2021	1,135,192	$15.55	to	$16.33	$18,530,683	2.15%	1.00%	to	1.80%	9.71%	to	10.59%
2020	603,542	14.17	to	14.77	8,908,234	1.89	1.00	to	1.80	12.31	to	13.21
2019	274,313	12.62	to	13.05	3,575,830	4.15	1.00	to	1.80	19.06	to	20.02
2018	96,720	10.60	to	10.87	1,051,057	0.87	1.00	to	1.80	(6.88)	to	(6.13)
2017	76,335	11.38	to	11.58	884,020	2.54	1.00	to	1.80	12.69	to	13.59
BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)
2021	-	-	to	-	-	-	-	to	-	-	to	-
2020	-	-	to	-	-	-	-	to	-	-	to	-
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018	-	-	to	-	-	-	-	to	-	-	to	-
2017	92,123	11.18	to	11.37	1,047,836	2.98	1.00	to	1.80	10.45	to	11.33
BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)
2021	-	-	to	-	-	-	-	to	-	-	to	-
2020	-	-	to	-	-	-	-	to	-	-	to	-
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018	-	-	to	-	-	-	-	to	-	-	to	-
2017	162,634	10.11	to	10.29	1,672,552	2.52	1.00	to	1.80	1.76	to	2.57
BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)
2021	-	-	to	-	-	-	-	to	-	-	to	-
2020	-	-	to	-	-	-	-	to	-	-	to	-
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018	-	-	to	-	-	-	-	to	-	-	to	-
2017	70,900	12.25	to	12.47	882,818	1.88	1.00	to	1.80	19.41	to	20.36
Delaware Ivy VIP Asset Strategy Sub-Account[4]
2021	841,382	14.34	to	15.13	13,346,595	1.55	1.00	to	3.10	7.07	to	9.34
2020	904,514	13.39	to	13.84	13,270,558	2.02	1.00	to	3.10	10.40	to	12.74
2019	943,855	12.13	to	12.27	12,403,360	2.13	1.00	to	3.10	18.06	to	20.57
2018	1,008,997	10.18	to	10.27	11,123,858	1.88	1.00	to	3.10	(8.34)	to	(6.39)
2017	982,489	10.88	to	11.21	11,774,897	1.59	1.00	to	3.10	14.67	to	17.10
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2021	4,187,353	44.15	to	69.04	250,765,962	0.06	0.95	to	2.60	24.56	to	26.63
2020	4,994,284	35.45	to	54.52	237,247,151	0.24	0.95	to	2.60	27.22	to	29.33
2019	6,319,467	27.86	to	42.16	232,111,397	0.45	0.95	to	2.60	28.20	to	30.33
2018	7,486,410	21.73	to	32.34	212,143,084	0.68	0.95	to	2.60	(8.79)	to	(7.27)
2017	8,813,211	23.83	to	34.88	270,257,413	0.98	0.95	to	2.60	18.76	to	20.73
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2021	8,481,331	24.94	to	40.62	279,055,343	0.03	1.00	to	3.10	23.62	to	26.24
2020	8,326,913	19.76	to	32.86	229,257,699	0.08	1.00	to	3.10	26.26	to	28.94
2019	8,336,046	15.32	to	26.03	191,552,509	0.22	1.00	to	3.10	27.27	to	29.97
2018	7,820,910	11.79	to	20.45	150,211,346	0.45	1.00	to	3.10	(9.51)	to	(7.57)
2017	6,722,621	12.76	to	22.60	154,879,781	0.80	1.00	to	3.10	17.89	to	20.38
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)
2021	1,142,992	15.59	to	23.33	26,049,458	-	1.00	to	3.10	6.76	to	9.02
2020	1,189,787	14.30	to	21.85	25,837,159	0.62	1.00	to	3.10	17.35	to	19.84
2019	1,376,480	11.94	to	18.62	26,966,589	0.71	1.00	to	3.10	24.05	to	26.68
2018	1,433,614	9.42	to	15.01	23,629,838	0.60	1.00	to	3.10	(22.02)	to	(20.36)
2017	1,259,629	11.83	to	19.25	28,549,998	1.14	1.00	to	3.10	22.60	to	25.19
F-68

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)
2021	857,957	$25.37	to	$37.42	$28,738,025	-%	0.95%	to	2.60%	7.39%	to	9.18%
2020	1,029,713	23.62	to	34.27	32,043,570	0.93	0.95	to	2.60	18.38	to	20.35
2019	1,267,445	19.95	to	28.48	32,768,962	1.05	0.95	to	2.60	25.30	to	27.39
2018	1,469,329	15.92	to	22.36	30,045,032	0.86	0.95	to	2.60	(21.50)	to	(20.18)
2017	1,586,186	20.29	to	28.01	40,886,987	1.43	0.95	to	2.60	23.06	to	25.10
Invesco V.I. Capital Appreciation Sub-Account (Series II)[4]
2021	311,599	31.06	to	45.94	13,493,003	-	1.15	to	3.10	18.55	to	20.88
2020	366,591	26.20	to	38.01	13,216,783	-	1.15	to	3.10	32.08	to	34.68
2019	481,175	19.83	to	28.22	12,888,583	-	1.15	to	3.10	31.70	to	34.29
2018	553,449	15.06	to	21.01	11,026,041	-	1.15	to	3.10	(8.84)	to	(7.04)
2017	636,528	16.52	to	22.60	13,651,148	0.01	1.15	to	3.10	22.66	to	25.06
Invesco V.I. Capital Appreciation Sub-Account (Series I)[4]
2021	3,595,992	33.75	to	48.81	161,466,451	-	0.95	to	2.60	19.42	to	21.41
2020	4,332,520	28.26	to	40.20	160,848,549	-	0.95	to	2.60	33.08	to	35.30
2019	5,846,107	21.24	to	29.72	161,347,994	0.06	0.95	to	2.60	32.70	to	34.91
2018	7,333,024	16.00	to	22.03	150,727,803	0.33	0.95	to	2.60	(8.16)	to	(6.63)
2017	8,824,152	17.42	to	23.59	195,124,067	0.24	0.95	to	2.60	23.59	to	25.64
Invesco V.I. Conservative Balanced Sub-Account (Series II)[4]
2021	3,042	13.69	to	18.64	56,716	0.99	1.15	to	2.80	7.41	to	9.04
2020	4,777	12.75	to	17.10	76,534	1.88	1.15	to	2.65	11.59	to	13.28
2019	5,079	11.42	to	15.09	71,711	2.00	1.15	to	2.65	14.15	to	15.88
2018	5,419	10.01	to	13.03	66,010	1.73	1.15	to	2.65	(8.02)	to	(6.62)
2017	5,979	10.88	to	13.95	78,036	1.69	1.15	to	2.65	6.11	to	7.71
Invesco V.I. Conservative Balanced Sub-Account (Series I)[4]
2021	340,713	14.13	to	22.07	6,987,321	1.47	0.95	to	2.60	7.79	to	9.59
2020	377,168	13.10	to	20.14	7,060,991	2.07	0.95	to	2.60	11.91	to	13.77
2019	417,214	11.71	to	17.70	6,873,042	2.24	0.95	to	2.60	14.50	to	16.40
2018	473,310	10.23	to	15.21	6,725,065	1.97	0.95	to	2.60	(7.77)	to	(6.22)
2017	534,403	11.09	to	16.22	8,114,383	1.96	0.95	to	2.60	6.46	to	8.22
Invesco V.I. Core Bond Sub-Account[4]
2021	110,047	-	to	16.11	1,772,416	2.05	-	to	1.40	-	to	(3.02)
2020	120,583	-	to	16.61	2,002,482	3.09	-	to	1.40	-	to	8.18
2019	129,518	-	to	15.35	1,988,167	3.32	-	to	1.40	-	to	8.00
2018	145,829	-	to	14.21	2,072,652	3.33	-	to	1.40	-	to	(2.41)
2017	165,749	-	to	14.56	2,413,840	2.43	-	to	1.40	-	to	3.14
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)[4]
2021	1,126,999	26.78	to	35.99	34,332,308	-	1.00	to	3.10	15.17	to	17.61
2020	1,067,971	22.77	to	31.25	28,338,933	-	1.00	to	3.10	35.96	to	38.85
2019	875,114	16.40	to	22.99	18,022,291	-	1.00	to	3.10	34.77	to	37.63
2018	672,955	11.92	to	17.06	11,178,908	-	1.00	to	3.10	(9.18)	to	(7.24)
2017	531,806	12.85	to	18.78	10,967,039	-	1.00	to	3.10	24.55	to	27.18
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)[4]
2021	2,211,697	39.15	to	55.35	105,647,787	-	0.95	to	2.60	16.04	to	17.97
2020	2,592,033	33.74	to	46.92	106,383,035	0.04	0.95	to	2.60	37.08	to	39.36
2019	3,582,421	24.61	to	33.67	106,476,690	-	0.95	to	2.60	35.79	to	38.05
2018	4,535,962	18.13	to	24.39	99,470,922	-	0.95	to	2.60	(8.51)	to	(6.98)
2017	5,478,879	19.81	to	26.22	130,393,799	0.03	0.95	to	2.60	25.50	to	27.58
F-69

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
Invesco V.I. Diversified Dividend Sub-Account (Series I)
2021	331,261	$10.48	to	$16.24	$4,919,882	1.76%	0.95%	to	2.60%	15.84%	to	17.77%
2020	483,803	9.04	to	13.79	6,302,426	3.18	0.95	to	2.60	(2.43)	to	(0.81)
2019	517,444	9.27	to	13.91	6,771,474	2.90	0.95	to	2.60	21.88	to	23.91
2018	590,254	7.60	to	11.22	6,260,165	2.36	0.95	to	2.60	(9.96)	to	(8.45)
2017	676,418	8.45	to	12.26	7,720,912	1.65	0.95	to	2.60	5.80	to	7.55
Invesco V.I. Diversified Dividend Sub-Account (Series II)
2021	841,059	9.66	to	14.40	11,345,055	1.94	1.15	to	3.10	14.98	to	17.24
2020	945,327	8.40	to	12.29	10,939,473	2.70	1.15	to	3.10	(3.18)	to	(1.28)
2019	1,203,871	8.68	to	12.44	14,181,904	2.53	1.15	to	3.10	20.97	to	23.35
2018	1,568,171	7.17	to	10.09	14,983,575	2.15	1.15	to	3.10	(10.64)	to	(8.87)
2017	1,643,070	8.03	to	11.07	17,155,729	1.50	1.15	to	3.10	5.05	to	7.11
Invesco V.I. Global Sub-Account (Series II)[4]
2021	2,571,246	20.81	to	31.19	77,475,203	-	1.00	to	3.10	11.66	to	14.02
2020	2,759,316	18.25	to	27.94	75,781,828	0.44	1.00	to	3.10	23.45	to	26.07
2019	3,054,222	14.48	to	22.63	69,852,655	0.64	1.00	to	3.10	27.44	to	30.15
2018	3,122,101	11.13	to	17.76	58,317,027	0.76	1.00	to	3.10	(16.05)	to	(14.26)
2017	2,668,038	12.98	to	21.15	65,203,626	0.72	1.00	to	3.10	32.17	to	34.97
Invesco V.I. Global Sub-Account (Series I)[4]
2021	3,694,110	33.90	to	53.48	176,055,227	-	0.95	to	2.60	12.53	to	14.40
2020	4,227,403	30.13	to	46.75	176,607,524	0.67	0.95	to	2.60	24.36	to	26.43
2019	5,325,923	24.23	to	36.97	176,050,964	0.89	0.95	to	2.60	28.41	to	30.54
2018	6,335,935	18.87	to	28.32	161,039,139	0.99	0.95	to	2.60	(15.42)	to	(14.01)
2017	7,226,325	22.31	to	32.94	214,656,278	0.94	0.95	to	2.60	33.17	to	35.38
Invesco V.I. Global Strategic Income Sub-Account (Series II)[4]
2021	4,059,143	10.83	to	12.11	57,328,981	4.29	1.00	to	3.10	(6.51)	to	(4.52)
2020	4,076,835	11.34	to	12.95	61,117,704	5.16	1.00	to	3.10	(0.15)	to	1.97
2019	4,957,887	11.12	to	12.97	74,928,822	3.39	1.00	to	3.10	7.23	to	9.51
2018	4,974,238	10.16	to	12.10	70,206,556	4.56	1.00	to	3.10	(7.47)	to	(5.49)
2017	4,881,261	10.75	to	13.07	75,321,693	1.95	1.00	to	3.10	2.81	to	4.99
Invesco V.I. Global Strategic Income Sub-Account (Series I)[4]
2021	8,302,751	13.17	to	21.66	143,423,120	4.69	0.95	to	2.60	(5.89)	to	(4.33)
2020	8,478,804	13.99	to	22.64	154,124,943	5.81	0.95	to	2.60	0.75	to	2.42
2019	9,820,494	13.89	to	22.10	174,837,228	3.80	0.95	to	2.60	7.96	to	9.76
2018	10,593,916	12.86	to	20.14	173,249,673	4.84	0.95	to	2.60	(6.86)	to	(5.31)
2017	12,240,624	13.81	to	21.27	211,836,285	2.29	0.95	to	2.60	3.55	to	5.27
Invesco V.I. Health Care Sub-Account (Series I)
2021	282,080	29.83	to	44.97	11,396,798	0.20	0.95	to	2.60	9.42	to	11.24
2020	309,109	27.26	to	40.42	11,325,826	0.31	0.95	to	2.60	11.52	to	13.38
2019	355,234	24.45	to	35.65	11,544,579	0.04	0.95	to	2.60	29.10	to	31.25
2018	389,202	18.94	to	27.16	9,685,524	-	0.95	to	2.60	(1.70)	to	(0.05)
2017	449,464	19.26	to	27.18	11,252,795	0.36	0.95	to	2.60	12.86	to	14.73
Invesco V.I. Health Care Sub-Account (Series II)
2021	298,106	27.46	to	41.27	11,700,675	-	1.15	to	3.10	8.62	to	10.76
2020	350,828	25.28	to	37.26	12,414,240	0.09	1.15	to	3.10	10.71	to	12.89
2019	424,441	22.83	to	33.00	13,391,320	-	1.15	to	3.10	28.15	to	30.67
2018	487,410	17.82	to	25.26	11,728,521	-	1.15	to	3.10	(2.47)	to	(0.54)
2017	579,001	18.27	to	25.40	13,988,456	0.08	1.15	to	3.10	12.03	to	14.23

F-70

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
Invesco V.I. Main Street Sub-Account (Series II)[4]
2021	1,068,989	$21.24	to	$28.63	$26,323,196	0.52%	1.00%	to	3.10%	23.35%	to	25.97%
2020	1,040,875	16.86	to	23.21	21,292,780	1.17	1.00	to	3.10	10.22	to	12.56
2019	1,022,590	14.98	to	21.06	19,582,090	0.81	1.00	to	3.10	27.72	to	30.43
2018	954,458	11.49	to	16.49	14,676,353	0.90	1.00	to	3.10	(10.92)	to	(9.02)
2017	811,263	12.62	to	18.51	14,827,618	1.01	1.00	to	3.10	13.09	to	15.48
Invesco V.I. Main Street Sub-Account (Series I)[4]
2021	939,912	31.10	to	45.00	37,181,449	0.70	0.95	to	2.60	24.30	to	26.36
2020	1,047,878	25.02	to	35.61	33,044,884	1.49	0.95	to	2.60	11.02	to	12.87
2019	1,159,288	22.54	to	31.55	32,594,095	1.06	0.95	to	2.60	28.69	to	30.83
2018	1,342,344	17.52	to	24.12	28,990,577	1.17	0.95	to	2.60	(10.26)	to	(8.76)
2017	1,485,284	19.52	to	26.43	35,355,748	1.25	0.95	to	2.60	13.92	to	15.81
Invesco V.I. Technology Sub-Account (Series I)
2021	361,364	38.66	to	52.04	9,838,777	-	0.95	to	2.60	11.47	to	13.33
2020	381,843	34.68	to	45.92	9,461,356	-	0.95	to	2.60	42.37	to	44.74
2019	409,274	24.36	to	31.73	7,407,278	-	0.95	to	2.60	32.39	to	34.59
2018	440,280	18.40	to	23.57	6,043,444	-	0.95	to	2.60	(3.02)	to	(1.40)
2017	485,107	18.97	to	23.91	7,039,384	-	0.95	to	2.60	31.68	to	33.86
Invesco V.I. Technology Sub-Account (Series II)
2021	236,464	35.55	to	60.54	12,810,416	-	1.15	to	3.10	10.60	to	12.77
2020	274,028	32.15	to	53.68	13,181,326	-	1.15	to	3.10	41.35	to	44.13
2019	300,092	22.74	to	37.25	10,156,434	-	1.15	to	3.10	31.42	to	34.01
2018	377,907	17.30	to	27.79	9,565,714	-	1.15	to	3.10	(3.76)	to	(1.85)
2017	364,551	17.98	to	28.32	9,417,375	-	1.15	to	3.10	30.64	to	33.20
Invesco V.I. U.S. Government Money Sub-Account[4]
2021	565,741	7.65	to	10.31	5,812,814	0.01	0.95	to	2.60	(2.56)	to	(0.94)
2020	657,647	7.85	to	10.41	6,847,355	0.22	0.95	to	2.60	(2.35)	to	(0.73)
2019	673,998	8.04	to	10.49	7,061,758	1.70	0.95	to	2.60	(0.90)	to	0.75
2018	749,807	8.11	to	10.41	7,836,332	1.34	0.95	to	2.60	(1.26)	to	0.39
2017	758,493	8.21	to	10.37	7,890,182	0.38	0.95	to	2.60	(2.18)	to	(0.56)
MML Aggressive Allocation Sub-Account (Initial Class)
2021	1,359,322	21.95	to	27.63	36,316,920	1.25	0.95	to	2.60	13.65	to	15.54
2020	1,451,095	19.32	to	23.92	33,588,339	1.67	0.95	to	2.60	10.44	to	12.27
2019	1,821,022	17.49	to	21.30	37,508,768	1.99	0.95	to	2.60	20.75	to	22.76
2018	1,849,440	14.49	to	17.35	31,085,089	1.34	0.95	to	2.60	(10.49)	to	(8.99)
2017	2,054,640	16.18	to	19.07	38,015,322	1.11	0.95	to	2.60	15.73	to	17.65
MML Aggressive Allocation Sub-Account (Service Class)
2021	4,300,766	17.61	to	20.02	95,058,178	1.03	1.00	to	3.10	12.85	to	15.25
2020	4,774,344	15.28	to	17.74	93,600,335	1.38	1.00	to	3.10	9.63	to	11.95
2019	5,325,759	13.65	to	16.18	95,636,402	1.71	1.00	to	3.10	19.87	to	22.42
2018	5,559,658	11.15	to	13.50	83,188,210	1.17	1.00	to	3.10	(11.26)	to	(9.36)
2017	5,308,383	12.30	to	15.21	90,242,471	0.96	1.00	to	3.10	14.83	to	17.26
MML American Funds Core Allocation Sub-Account
2021	44,078,410	16.30	to	17.84	919,106,679	1.31	1.00	to	3.10	9.41	to	11.73
2020	49,211,939	14.59	to	16.31	930,308,860	1.73	1.00	to	3.10	7.99	to	10.28
2019	57,034,873	13.23	to	15.10	989,500,489	2.39	1.00	to	3.10	14.51	to	16.94
2018	63,029,364	11.31	to	13.19	944,978,070	1.71	1.00	to	3.10	(7.76)	to	(5.79)
2017	67,444,935	12.01	to	14.30	1,083,277,030	1.41	1.00	to	3.10	11.44	to	13.80
MML American Funds Growth Sub-Account
2021	7,241,440	31.13	to	40.62	282,628,214	-	1.00	to	3.10	17.84	to	20.34
2020	7,372,819	25.87	to	34.47	249,753,195	0.72	1.00	to	3.10	46.80	to	49.91
2019	8,104,921	17.26	to	23.48	191,745,889	0.32	1.00	to	3.10	26.25	to	28.93
2018	8,213,057	13.39	to	18.60	158,458,588	0.28	1.00	to	3.10	(3.70)	to	(1.65)
2017	8,081,415	13.61	to	19.32	167,744,731	0.30	1.00	to	3.10	23.90	to	26.52

F-71

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML American Funds International Sub-Account
2021	3,575,717	$13.26	to	$14.27	$57,592,722	0.13%	1.00%	to	3.10%	(4.95)%	to	(2.93)%
2020	3,496,882	13.95	to	14.70	58,820,176	1.03	1.00	to	3.10	9.98	to	12.31
2019	4,069,542	12.69	to	13.09	61,510,006	2.74	1.00	to	3.10	18.58	to	21.09
2018	4,343,149	10.70	to	10.81	54,602,962	0.82	1.00	to	3.10	(16.18)	to	(14.39)
2017	4,359,057	12.62	to	12.76	64,715,051	0.82	1.00	to	3.10	27.64	to	30.35
MML Balanced Allocation Sub-Account (Initial Class)
2021	3,892,604	16.93	to	21.31	78,951,185	1.25	0.95	to	2.60	7.16	to	8.94
2020	4,442,634	15.80	to	19.56	83,010,888	2.67	0.95	to	2.60	8.09	to	9.89
2019	5,809,475	14.62	to	17.80	99,026,168	2.57	0.95	to	2.60	13.75	to	15.65
2018	6,173,598	12.85	to	15.40	91,530,192	2.29	0.95	to	2.60	(6.93)	to	(5.38)
2017	7,150,965	13.81	to	16.27	112,285,437	1.92	0.95	to	2.60	8.63	to	10.43
MML Balanced Allocation Sub-Account (Service Class)
2021	20,676,935	14.66	to	15.47	363,104,191	1.01	1.00	to	3.10	6.35	to	8.61
2020	22,692,373	13.50	to	14.54	373,173,046	2.42	1.00	to	3.10	7.27	to	9.54
2019	26,645,694	12.32	to	13.56	408,910,548	2.31	1.00	to	3.10	13.05	to	15.45
2018	28,846,215	10.67	to	11.99	391,117,726	2.07	1.00	to	3.10	(7.69)	to	(5.72)
2017	31,226,600	11.32	to	12.99	459,709,617	1.71	1.00	to	3.10	7.82	to	10.11
MML Blend Sub-Account (Initial Class)
2021	2,100,227	25.64	to	37.75	68,982,917	2.11	0.95	to	2.60	12.07	to	13.94
2020	2,246,956	22.88	to	33.14	65,024,452	-	0.95	to	2.60	9.97	to	11.80
2019	2,419,280	20.81	to	29.64	62,980,806	2.43	0.95	to	2.60	18.27	to	20.23
2018	2,604,579	17.59	to	24.65	56,577,666	2.11	0.95	to	2.60	(6.81)	to	(5.25)
2017	2,870,494	18.88	to	26.02	66,201,478	2.11	0.95	to	2.60	12.31	to	14.17
MML Blend Sub-Account (Service Class)
2021	11,045,227	17.42	to	23.60	217,290,953	1.97	1.00	to	3.10	11.24	to	13.60
2020	10,470,381	15.33	to	21.21	185,705,276	-	1.00	to	3.10	9.14	to	11.45
2019	9,995,211	13.76	to	19.44	161,858,732	2.20	1.00	to	3.10	17.38	to	19.87
2018	8,331,460	11.47	to	16.56	118,605,705	2.01	1.00	to	3.10	(7.51)	to	(5.53)
2017	5,096,057	12.15	to	17.90	88,119,240	1.97	1.00	to	3.10	11.47	to	13.83
MML Blue Chip Growth Sub-Account (Initial Class)
2021	999,401	47.54	to	70.33	66,935,027	-	0.95	to	2.60	13.35	to	15.24
2020	1,113,935	41.94	to	61.03	64,905,396	-	0.95	to	2.60	30.96	to	33.13
2019	1,289,749	32.02	to	45.84	56,366,432	-	0.95	to	2.60	26.51	to	28.62
2018	1,408,101	25.31	to	35.64	48,210,759	-	0.95	to	2.60	(0.75)	to	0.91
2017	1,675,677	25.51	to	35.32	57,023,079	0.01	0.95	to	2.60	32.74	to	34.94
MML Blue Chip Growth Sub-Account (Service Class)
2021	6,267,018	26.60	to	43.75	203,462,318	-	1.00	to	3.10	12.54	to	14.92
2020	6,214,398	23.15	to	38.87	181,685,317	-	1.00	to	3.10	29.91	to	32.66
2019	5,915,556	17.45	to	29.92	137,333,697	-	1.00	to	3.10	25.60	to	28.27
2018	5,069,585	13.60	to	23.82	99,468,289	-	1.00	to	3.10	(1.44)	to	0.66
2017	3,342,409	13.51	to	24.17	77,072,040	-	1.00	to	3.10	31.76	to	34.55
MML Conservative Allocation Sub-Account (Initial Class)
2021	3,386,413	16.09	to	20.25	65,736,943	1.18	0.95	to	2.60	5.81	to	7.57
2020	4,208,998	15.20	to	18.82	76,130,207	2.60	0.95	to	2.60	7.11	to	8.89
2019	4,480,056	14.19	to	17.29	74,794,028	2.68	0.95	to	2.60	12.24	to	14.11
2018	4,916,102	12.65	to	15.15	72,187,610	2.52	0.95	to	2.60	(5.99)	to	(4.41)
2017	5,515,710	13.45	to	15.85	84,980,369	2.17	0.95	to	2.60	6.81	to	8.59
MML Conservative Allocation Sub-Account (Service Class)
2021	18,550,323	14.01	to	14.66	314,438,147	0.93	1.00	to	3.10	5.02	to	7.25
2020	21,085,898	13.06	to	13.96	338,139,060	2.48	1.00	to	3.10	6.32	to	8.58
2019	20,930,050	12.03	to	13.13	312,722,144	2.47	1.00	to	3.10	11.42	to	13.79
2018	22,812,097	10.57	to	11.79	306,155,920	2.26	1.00	to	3.10	(6.65)	to	(4.66)
2017	25,771,201	11.09	to	12.63	368,723,696	1.97	1.00	to	3.10	6.01	to	8.25

F-72

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Dynamic Bond Sub-Account (Service Class I)
2021	1,219,346	$10.74	to	$11.28	$13,575,976	3.53%	1.00%	to	1.80%	(1.96)%	to	(1.18)%
2020	1,102,442	10.96	to	11.42	12,453,262	0.34	1.00	to	1.80	1.67	to	2.48
2019	918,215	10.78	to	11.14	10,144,350	3.42	1.00	to	1.80	6.59	to	7.45
2018	607,871	10.11	to	10.37	6,269,866	3.31	1.00	to	1.80	(2.11)	to	(1.32)
2017	421,103	10.33	to	10.51	4,411,076	3.26	1.00	to	1.80	2.26	to	3.08
MML Equity Sub-Account (Initial Class)
2021	857,014	24.55	to	36.23	25,600,018	1.66	0.95	to	2.60	26.92	to	29.03
2020	925,884	19.34	to	28.08	21,590,756	2.35	0.95	to	2.60	0.38	to	2.05
2019	1,097,055	19.27	to	27.51	25,084,965	2.04	0.95	to	2.60	22.69	to	24.73
2018	1,190,624	15.71	to	22.06	21,958,025	1.77	0.95	to	2.60	(12.32)	to	(10.85)
2017	1,330,305	17.91	to	24.74	27,833,264	1.82	0.95	to	2.60	12.83	to	14.70
MML Equity Sub-Account (Service Class)
2021	4,388,637	17.99	to	22.60	104,959,878	1.47	1.00	to	3.10	25.97	to	28.64
2020	4,851,758	13.98	to	17.94	94,339,624	2.14	1.00	to	3.10	(0.37)	to	1.75
2019	4,923,227	13.74	to	18.01	97,057,943	1.82	1.00	to	3.10	21.78	to	24.36
2018	5,016,720	11.05	to	14.79	82,975,610	1.58	1.00	to	3.10	(12.97)	to	(11.12)
2017	4,961,769	12.43	to	16.99	94,815,216	1.67	1.00	to	3.10	11.99	to	14.36
MML Equity Income Sub-Account (Initial Class)
2021	4,476,832	24.67	to	36.34	145,517,882	2.19	0.95	to	2.60	22.36	to	24.39
2020	5,424,458	20.16	to	29.21	141,959,006	2.46	0.95	to	2.60	(1.26)	to	0.38
2019	5,987,062	20.42	to	29.10	157,019,262	2.28	0.95	to	2.60	23.21	to	25.26
2018	7,063,608	16.57	to	23.23	148,592,012	1.88	0.95	to	2.60	(11.70)	to	(10.23)
2017	8,186,156	18.77	to	25.88	192,596,091	2.14	0.95	to	2.60	13.36	to	15.24
MML Equity Income Sub-Account (Service Class)
2021	3,576,293	18.24	to	22.71	88,613,015	2.04	1.00	to	3.10	21.36	to	23.93
2020	3,974,069	14.72	to	18.71	82,700,285	2.20	1.00	to	3.10	(1.92)	to	0.16
2019	4,049,182	14.69	to	19.07	86,738,940	2.07	1.00	to	3.10	22.27	to	24.86
2018	4,198,697	11.77	to	15.60	75,340,152	1.70	1.00	to	3.10	(12.37)	to	(10.50)
2017	4,146,101	13.15	to	17.80	86,207,492	1.98	1.00	to	3.10	12.44	to	14.82
MML Equity Index Sub-Account (Class I)
2021	943,721	34.42	to	50.24	38,036,347	1.27	0.95	to	2.60	24.90	to	26.98
2020	1,036,338	27.56	to	39.57	32,974,512	1.64	0.95	to	2.60	15.03	to	16.94
2019	1,204,817	23.96	to	33.84	33,045,075	2.57	0.95	to	2.60	27.50	to	29.62
2018	1,545,569	18.79	to	26.10	32,889,678	1.51	0.95	to	2.60	(7.26)	to	(5.71)
2017	1,976,015	20.26	to	27.68	44,330,016	0.94	0.95	to	2.60	18.24	to	20.20
MML Equity Index Sub-Account (Service Class I)
2021	1,029,840	31.67	to	46.21	46,175,143	1.15	1.15	to	3.10	23.96	to	26.40
2020	1,247,806	25.55	to	36.56	44,360,172	1.46	1.15	to	3.10	14.14	to	16.39
2019	1,507,010	22.38	to	31.41	45,972,770	2.57	1.15	to	3.10	26.57	to	29.06
2018	1,732,277	17.68	to	24.34	40,825,319	1.36	1.15	to	3.10	(7.96)	to	(6.13)
2017	1,942,798	19.21	to	25.93	48,715,396	0.87	1.15	to	3.10	17.37	to	19.68
MML Equity Momentum Sub-Account (Service Class I)
2021	96,460	21.35	to	22.43	2,161,734	-	1.00	to	1.80	19.43	to	20.39
2020	109,941	17.88	to	18.63	2,048,092	0.01	1.00	to	1.80	17.86	to	18.81
2019	120,799	15.17	to	15.68	1,893,686	0.68	1.00	to	1.80	35.06	to	36.14
2018	119,922	11.23	to	11.52	1,380,613	0.09	1.00	to	1.80	(18.42)	to	(17.76)
2017	108,500	13.77	to	14.01	1,518,813	1.42	1.00	to	1.80	31.40	to	32.45
MML Equity Rotation Sub-Account (Service Class I)
2021	105,214	22.49	to	23.63	2,484,746	0.43	1.00	to	1.80	25.72	to	26.73
2020	108,233	17.89	to	18.64	2,017,490	1.39	1.00	to	1.80	20.39	to	21.35
2019	113,361	14.86	to	15.36	1,741,305	0.19	1.00	to	1.80	14.22	to	15.14
2018	109,641	13.01	to	13.34	1,462,409	0.76	1.00	to	1.80	(10.73)	to	(10.01)
2017	86,852	14.57	to	14.83	1,286,782	0.82	1.00	to	1.80	27.38	to	28.40
F-73

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Focused Equity Sub-Account
2021	865,951	$27.78	to	$34.19	$22,092,990	0.92%	0.95%	to	3.10%	18.16%	to	20.73%
2020	881,782	23.51	to	28.32	18,957,860	0.64	0.95	to	3.10	9.10	to	11.47
2019	887,636	21.55	to	25.41	17,679,923	0.05	0.95	to	3.10	25.77	to	28.50
2018	639,384	17.13	to	19.77	10,379,415	2.82	0.95	to	3.10	(2.11)	to	0.03
2017	514,836	17.50	to	19.77	9,043,125	2.54	0.95	to	3.10	17.91	to	20.46
MML Foreign Sub-Account (Initial Class)
2021	6,441,988	14.01	to	20.23	115,578,289	2.54	0.95	to	2.60	10.14	to	11.98
2020	7,346,537	12.72	to	18.07	118,344,969	3.10	0.95	to	2.60	3.21	to	4.93
2019	8,271,919	12.32	to	17.22	128,108,301	1.79	0.95	to	2.60	10.26	to	12.10
2018	8,931,698	11.18	to	15.36	124,201,591	2.25	0.95	to	2.60	(18.07)	to	(16.70)
2017	9,523,939	13.64	to	18.44	159,914,007	2.06	0.95	to	2.60	18.62	to	20.59
MML Foreign Sub-Account (Service Class)
2021	520,191	12.30	to	12.91	8,065,680	2.30	1.00	to	3.10	9.51	to	11.83
2020	584,504	11.00	to	11.79	8,319,183	2.84	1.00	to	3.10	2.34	to	4.52
2019	700,188	10.52	to	11.52	9,815,416	1.52	1.00	to	3.10	9.34	to	11.66
2018	725,345	9.43	to	10.53	9,327,795	2.00	1.00	to	3.10	(18.61)	to	(16.87)
2017	719,693	11.34	to	12.94	11,484,300	1.85	1.00	to	3.10	17.76	to	20.25
MML Fundamental Equity Sub-Account
2021	890,049	30.14	to	37.10	23,979,880	0.33	0.95	to	3.10	23.50	to	26.18
2020	880,974	24.41	to	29.41	19,006,450	-	0.95	to	3.10	15.94	to	18.46
2019	797,684	21.05	to	24.82	14,803,275	0.44	0.95	to	3.10	29.26	to	32.07
2018	697,122	16.29	to	18.80	9,980,256	1.16	0.95	to	3.10	(2.43)	to	(0.30)
2017	415,149	16.69	to	18.85	6,501,613	1.01	0.95	to	3.10	23.44	to	26.12
MML Fundamental Value Sub-Account
2021	1,116,028	20.24	to	24.91	20,520,581	1.64	0.95	to	3.10	25.73	to	28.46
2020	1,019,772	16.10	to	19.39	14,865,608	1.08	0.95	to	3.10	(0.76)	to	1.40
2019	1,016,383	16.22	to	19.12	15,050,102	1.71	0.95	to	3.10	18.75	to	21.33
2018	956,198	13.66	to	15.76	12,106,408	1.56	0.95	to	3.10	(13.31)	to	(11.41)
2017	791,976	15.75	to	17.79	11,904,817	1.83	0.95	to	3.10	11.29	to	13.70
MML Global Sub-Account (Class I)
2021	184,374	21.06	to	28.82	5,128,057	0.88	0.95	to	2.60	14.31	to	16.21
2020	214,433	18.43	to	24.80	5,164,484	1.09	0.95	to	2.60	11.09	to	12.94
2019	266,210	16.59	to	21.96	5,717,821	0.68	0.95	to	2.60	27.24	to	29.36
2018	306,197	13.04	to	16.97	5,081,523	1.12	0.95	to	2.60	(11.87)	to	(10.39)
2017	350,013	14.79	to	18.94	6,524,622	1.21	0.95	to	2.60	20.99	to	22.99
MML Global Sub-Account (Service Class I)
2021	888,586	19.00	to	19.48	19,462,328	0.76	1.00	to	3.10	13.58	to	15.99
2020	924,023	16.38	to	17.15	18,084,268	0.90	1.00	to	3.10	10.23	to	12.57
2019	944,518	14.55	to	15.56	17,104,721	0.35	1.00	to	3.10	26.30	to	28.98
2018	944,055	11.28	to	12.32	13,985,581	0.94	1.00	to	3.10	(12.61)	to	(10.74)
2017	932,097	12.64	to	14.10	15,992,714	1.10	1.00	to	3.10	20.18	to	22.72
MML Global Sub-Account (Class II)
2021	245,084	16.57	to	21.59	4,977,478	0.90	1.18	to	1.65	15.50	to	16.05
2020	256,171	14.28	to	18.69	4,487,312	1.05	1.18	to	1.65	12.10	to	12.63
2019	274,411	12.68	to	16.68	4,316,103	0.60	1.18	to	1.65	28.45	to	29.05
2018	255,730	9.82	to	12.98	3,127,032	1.12	1.18	to	1.65	(11.06)	to	(10.64)
2017	279,833	10.99	to	14.60	3,861,879	1.21	1.18	to	1.65	22.27	to	22.84
F-74

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Growth & Income Sub-Account (Initial Class)
2021	1,664,117	$27.87	to	$49.30	$74,572,321	0.81%	0.95%	to	2.60%	23.88%	to	25.94%
2020	1,995,917	22.50	to	39.15	71,531,066	0.91	0.95	to	2.60	11.57	to	13.43
2019	2,322,666	20.17	to	34.51	73,362,599	0.94	0.95	to	2.60	28.71	to	30.85
2018	2,668,840	15.67	to	26.38	64,684,699	0.85	0.95	to	2.60	(7.65)	to	(6.10)
2017	3,052,179	16.97	to	28.09	78,933,783	0.92	0.95	to	2.60	20.53	to	22.53
MML Growth & Income Sub-Account (Service Class)
2021	2,420,106	22.46	to	25.64	60,960,010	0.66	1.00	to	3.10	22.91	to	25.52
2020	2,420,663	17.89	to	20.86	49,795,171	0.72	1.00	to	3.10	10.75	to	13.10
2019	2,471,418	15.82	to	18.83	45,996,901	0.76	1.00	to	3.10	27.79	to	30.51
2018	2,291,878	12.12	to	14.74	33,813,200	0.71	1.00	to	3.10	(8.37)	to	(6.41)
2017	1,766,489	12.95	to	16.08	30,613,749	0.78	1.00	to	3.10	19.66	to	22.19
MML Growth Allocation Sub-Account (Initial Class)
2021	15,565,856	20.04	to	25.22	373,971,831	1.56	0.95	to	2.60	11.40	to	13.25
2020	18,484,124	17.99	to	22.27	393,392,881	2.15	0.95	to	2.60	9.87	to	11.69
2019	26,884,888	16.37	to	19.94	514,011,956	2.27	0.95	to	2.60	18.10	to	20.06
2018	30,317,373	13.86	to	16.61	484,216,996	1.76	0.95	to	2.60	(9.31)	to	(7.79)
2017	33,909,954	15.29	to	18.01	589,829,186	1.49	0.95	to	2.60	13.10	to	14.98
MML Growth Allocation Sub-Account (Service Class)
2021	34,135,820	16.50	to	18.28	763,512,275	1.29	1.00	to	3.10	10.45	to	12.79
2020	39,460,627	14.63	to	16.55	788,648,224	1.88	1.00	to	3.10	9.04	to	11.35
2019	53,783,791	13.13	to	15.18	978,800,276	2.03	1.00	to	3.10	17.24	to	19.73
2018	59,693,993	10.97	to	12.95	915,267,296	1.53	1.00	to	3.10	(9.95)	to	(8.03)
2017	64,140,636	11.93	to	14.38	1,080,894,605	1.26	1.00	to	3.10	12.28	to	14.66
MML High Yield Sub-Account
2021	3,120,712	15.51	to	19.93	48,073,933	8.60	0.95	to	3.10	4.59	to	6.86
2020	2,894,882	14.83	to	18.65	42,643,144	0.02	0.95	to	3.10	2.16	to	4.38
2019	2,982,701	14.52	to	17.87	43,189,753	6.00	0.95	to	3.10	8.45	to	10.80
2018	2,669,937	13.39	to	16.13	35,992,862	6.18	0.95	to	3.10	(6.50)	to	(4.46)
2017	2,318,594	14.32	to	16.88	34,421,883	7.05	0.95	to	3.10	4.60	to	6.87
MML Income & Growth Sub-Account (Initial Class)
2021	777,632	22.15	to	33.24	23,466,564	1.74	0.95	to	2.60	23.03	to	25.08
2020	893,631	18.00	to	26.57	21,695,092	2.03	0.95	to	2.60	0.38	to	2.05
2019	1,014,616	17.93	to	26.04	24,198,302	1.99	0.95	to	2.60	21.24	to	23.26
2018	1,064,337	14.79	to	21.13	20,869,071	1.74	0.95	to	2.60	(13.96)	to	(12.52)
2017	1,224,390	17.19	to	24.15	27,604,331	1.65	0.95	to	2.60	14.43	to	16.33
MML Income & Growth Sub-Account (Service Class)
2021	1,496,875	18.04	to	20.39	31,561,723	1.61	1.00	to	3.10	22.10	to	24.69
2020	1,567,693	14.47	to	16.70	27,009,775	1.83	1.00	to	3.10	(0.35)	to	1.76
2019	1,681,966	14.22	to	16.76	29,439,298	1.78	1.00	to	3.10	20.35	to	22.90
2018	1,666,619	11.57	to	13.93	24,435,731	1.59	1.00	to	3.10	(14.64)	to	(12.82)
2017	1,541,562	13.27	to	16.31	27,684,978	1.52	1.00	to	3.10	13.65	to	16.05
MML Inflation-Protected and Income Sub-Account (Initial Class)
2021	7,993,007	12.51	to	18.03	126,908,902	1.07	0.95	to	2.60	3.67	to	5.39
2020	8,662,812	12.07	to	17.11	130,964,666	0.11	0.95	to	2.60	8.26	to	10.06
2019	9,934,572	11.15	to	15.54	137,121,414	2.38	0.95	to	2.60	5.53	to	7.29
2018	10,511,243	10.56	to	14.49	135,793,211	3.09	0.95	to	2.60	(3.84)	to	(2.23)
2017	12,563,423	10.99	to	14.82	166,498,888	3.30	0.95	to	2.60	0.56	to	2.23
MML Inflation-Protected and Income Sub-Account (Service Class)
2021	3,822,173	11.51	to	12.54	52,995,919	0.86	1.00	to	3.10	2.88	to	5.06
2020	3,431,376	11.19	to	11.94	46,199,752	0.11	1.00	to	3.10	7.49	to	9.77
2019	3,451,539	10.41	to	10.88	43,237,327	2.22	1.00	to	3.10	4.76	to	6.98
2018	3,455,411	9.94	to	10.17	41,399,216	2.86	1.00	to	3.10	(4.57)	to	(2.53)
2017	3,682,017	10.41	to	10.43	46,122,629	3.07	1.00	to	3.10	(0.17)	to	1.94
F-75

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML International Equity Sub-Account
2021	620,555	$10.73	to	$12.65	$8,307,912	0.50%	0.95%	to	3.10%	8.09%	to	10.44%
2020	562,014	9.92	to	11.45	6,833,772	3.20	0.95	to	3.10	1.86	to	4.07
2019	571,549	9.74	to	11.01	6,643,432	1.79	0.95	to	3.10	20.55	to	23.17
2018	495,952	8.08	to	8.94	4,669,380	1.59	0.95	to	3.10	(26.38)	to	(24.77)
2017	312,168	10.98	to	11.88	3,854,469	1.76	0.95	to	3.10	26.20	to	28.94
MML Large Cap Growth Sub-Account (Initial Class)
2021	428,715	32.92	to	47.24	17,656,357	0.05	0.95	to	2.60	15.38	to	17.30
2020	492,342	28.53	to	40.27	17,478,633	0.33	0.95	to	2.60	28.40	to	30.53
2019	577,917	22.22	to	30.85	15,827,567	0.58	0.95	to	2.60	28.60	to	30.74
2018	676,794	17.28	to	23.60	14,279,402	0.63	0.95	to	2.60	(4.79)	to	(3.19)
2017	782,688	18.15	to	24.38	17,285,084	0.37	0.95	to	2.60	30.09	to	32.25
MML Large Cap Growth Sub-Account (Service Class)
2021	978,368	24.81	to	30.27	25,898,086	-	1.00	to	3.10	14.48	to	16.91
2020	965,919	21.22	to	26.44	22,228,571	0.17	1.00	to	3.10	27.52	to	30.22
2019	896,562	16.30	to	20.73	16,390,792	0.46	1.00	to	3.10	27.64	to	30.35
2018	716,008	12.50	to	16.24	10,587,661	0.56	1.00	to	3.10	(5.46)	to	(3.44)
2017	426,985	12.95	to	17.18	7,506,816	0.24	1.00	to	3.10	28.96	to	31.69
MML Managed Bond Sub-Account (Initial Class)
2021	6,154,434	13.32	to	20.15	107,430,616	3.16	0.95	to	2.60	(1.77)	to	(0.14)
2020	6,518,330	13.56	to	20.18	114,405,900	0.10	0.95	to	2.60	4.95	to	6.69
2019	7,123,945	12.92	to	18.91	117,808,474	3.67	0.95	to	2.60	6.99	to	8.77
2018	7,702,853	12.08	to	17.39	117,644,146	3.44	0.95	to	2.60	(3.01)	to	(1.38)
2017	9,210,636	12.45	to	17.63	143,060,562	3.15	0.95	to	2.60	2.02	to	3.71
MML Managed Bond Sub-Account (Service Class)
2021	17,341,820	11.61	to	12.26	253,912,380	2.96	1.00	to	3.10	(2.51)	to	(0.44)
2020	17,765,196	11.66	to	12.58	266,777,188	0.10	1.00	to	3.10	4.16	to	6.37
2019	18,130,096	10.96	to	12.07	260,703,020	3.46	1.00	to	3.10	6.19	to	8.45
2018	18,639,618	10.11	to	11.37	250,288,149	3.23	1.00	to	3.10	(3.73)	to	(1.68)
2017	19,712,043	10.28	to	11.81	273,576,011	2.94	1.00	to	3.10	1.25	to	3.40
MML Managed Volatility Sub-Account (Initial Class)
2021	4,569,936	15.15	to	23.68	90,531,793	0.97	0.95	to	2.60	8.68	to	10.49
2020	5,170,638	13.94	to	21.43	93,221,623	1.40	0.95	to	2.60	3.94	to	5.67
2019	5,894,344	13.41	to	20.28	101,210,212	1.62	0.95	to	2.60	9.03	to	10.84
2018	6,358,338	12.30	to	18.30	98,987,098	1.20	0.95	to	2.60	(7.15)	to	(5.59)
2017	7,501,892	13.25	to	19.38	124,404,125	1.26	0.95	to	2.60	6.24	to	8.01
MML Managed Volatility Sub-Account (Service Class)
2021	1,489,972	13.32	to	13.94	25,981,811	0.71	1.00	to	3.10	7.87	to	10.16
2020	1,669,075	12.09	to	12.93	26,903,885	1.15	1.00	to	3.10	3.17	to	5.36
2019	1,951,793	11.48	to	12.53	30,590,858	1.37	1.00	to	3.10	8.21	to	10.51
2018	2,011,443	10.39	to	11.58	28,963,354	0.95	1.00	to	3.10	(7.84)	to	(5.88)
2017	2,157,161	11.04	to	12.56	33,697,976	1.04	1.00	to	3.10	5.45	to	7.69
MML Mid Cap Growth Sub-Account (Initial Class)
2021	1,246,633	39.26	to	78.60	85,664,131	-	0.95	to	2.60	10.31	to	12.14
2020	1,454,733	35.60	to	70.09	89,949,266	0.08	0.95	to	2.60	22.35	to	24.38
2019	1,710,217	29.09	to	56.35	83,592,878	0.02	0.95	to	2.60	27.93	to	30.05
2018	1,958,567	22.74	to	43.33	73,560,646	-	0.95	to	2.60	(4.70)	to	(3.10)
2017	2,245,834	23.86	to	44.72	86,805,680	0.03	0.95	to	2.60	21.62	to	23.64
MML Mid Cap Growth Sub-Account (Service Class)
2021	3,879,781	22.51	to	35.95	118,152,584	-	1.00	to	3.10	9.54	to	11.87
2020	4,168,210	20.12	to	32.82	117,785,877	-	1.00	to	3.10	21.43	to	24.01
2019	4,497,792	16.23	to	27.03	108,799,560	-	1.00	to	3.10	27.01	to	29.71
2018	4,459,919	12.51	to	21.28	88,937,242	-	1.00	to	3.10	(5.45)	to	(3.43)
2017	4,003,907	12.96	to	22.51	91,130,983	-	1.00	to	3.10	20.68	to	23.24
F-76

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Mid Cap Value Sub-Account (Initial Class)
2021	3,020,014	$32.59	to	$50.63	$132,262,516	1.40%	0.95%	to	2.60%	20.15%	to	22.15%
2020	3,707,481	27.13	to	41.45	133,181,143	1.82	0.95	to	2.60	(0.90)	to	0.75
2019	4,044,150	27.37	to	41.14	144,980,289	1.62	0.95	to	2.60	25.82	to	27.91
2018	4,842,049	21.75	to	32.16	135,925,323	1.50	0.95	to	2.60	(15.24)	to	(13.82)
2017	5,436,760	25.67	to	37.32	177,889,628	1.55	0.95	to	2.60	8.84	to	10.65
MML Mid Cap Value Sub-Account (Service Class)
2021	2,249,934	17.65	to	29.98	55,688,323	1.25	1.00	to	3.10	19.20	to	21.72
2020	2,406,081	14.50	to	25.16	51,269,948	1.58	1.00	to	3.10	(1.62)	to	0.47
2019	2,380,279	14.43	to	25.57	53,222,998	1.44	1.00	to	3.10	24.97	to	27.62
2018	2,261,094	11.31	to	20.46	43,253,293	1.33	1.00	to	3.10	(15.97)	to	(14.18)
2017	2,049,183	13.18	to	24.35	49,740,379	1.41	1.00	to	3.10	8.07	to	10.36
MML Moderate Allocation Sub-Account (Initial Class)
2021	9,831,320	18.13	to	22.81	214,743,239	1.34	0.95	to	2.60	9.12	to	10.94
2020	11,897,524	16.61	to	20.57	235,097,461	2.55	0.95	to	2.60	7.71	to	9.50
2019	17,179,709	15.42	to	18.78	310,792,789	2.52	0.95	to	2.60	15.54	to	17.46
2018	18,831,405	13.35	to	15.99	290,920,692	2.12	0.95	to	2.60	(7.92)	to	(6.38)
2017	21,236,900	14.50	to	17.08	351,616,486	1.79	0.95	to	2.60	10.43	to	12.26
MML Moderate Allocation Sub-Account (Service Class)
2021	74,645,263	15.27	to	16.53	1,461,000,467	1.11	1.00	to	3.10	8.26	to	10.56
2020	87,882,437	13.81	to	15.27	1,575,429,932	2.23	1.00	to	3.10	6.80	to	9.07
2019	105,177,875	12.66	to	14.30	1,752,110,801	2.26	1.00	to	3.10	14.75	to	17.18
2018	117,630,522	10.81	to	12.46	1,689,907,038	1.88	1.00	to	3.10	(8.60)	to	(6.65)
2017	131,309,540	11.58	to	13.63	2,047,325,711	1.58	1.00	to	3.10	9.55	to	11.87
MML Short-Duration Bond Sub-Account
2021	3,188,272	8.90	to	11.43	34,025,850	2.93	0.95	to	3.10	(1.41)	to	0.73
2020	4,150,563	9.03	to	11.35	44,272,880	-	0.95	to	3.10	(1.75)	to	0.39
2019	3,025,222	9.19	to	11.31	32,173,643	3.11	0.95	to	3.10	0.99	to	3.19
2018	2,634,464	9.10	to	10.96	27,471,063	2.75	0.95	to	3.10	(1.82)	to	0.33
2017	2,599,515	9.26	to	10.92	27,262,598	2.47	0.95	to	3.10	(0.82)	to	1.33
MML Small Cap Equity Sub-Account (Initial Class)
2021	623,139	31.11	to	48.02	29,197,903	0.44	0.95	to	2.60	19.60	to	21.59
2020	706,873	26.01	to	39.49	27,259,529	0.53	0.95	to	2.60	17.60	to	19.55
2019	831,548	22.12	to	33.03	26,710,657	0.47	0.95	to	2.60	23.22	to	25.27
2018	935,224	17.95	to	26.37	24,030,805	0.49	0.95	to	2.60	(12.51)	to	(11.04)
2017	1,054,841	20.52	to	29.64	30,563,941	0.83	0.95	to	2.60	11.44	to	13.29
MML Small Cap Equity Sub-Account (Service Class)
2021	1,198,581	20.99	to	28.58	30,289,216	0.27	1.00	to	3.10	18.71	to	21.23
2020	1,169,902	17.31	to	24.08	25,344,927	0.30	1.00	to	3.10	16.72	to	19.20
2019	1,184,188	14.53	to	20.63	22,694,629	0.26	1.00	to	3.10	22.30	to	24.89
2018	1,131,275	11.63	to	16.87	18,425,202	0.32	1.00	to	3.10	(13.16)	to	(11.31)
2017	855,645	13.11	to	19.42	17,644,215	0.69	1.00	to	3.10	10.61	to	12.96
MML Small Cap Growth Equity Sub-Account (Initial Class)
2021	1,630,525	38.94	to	63.96	87,699,978	-	0.95	to	2.60	4.55	to	6.29
2020	1,790,589	37.25	to	60.18	90,992,101	-	0.95	to	2.60	32.15	to	34.34
2019	2,488,164	28.19	to	44.79	94,744,872	-	0.95	to	2.60	30.88	to	33.06
2018	3,094,310	21.54	to	33.66	89,078,989	-	0.95	to	2.60	(7.33)	to	(5.78)
2017	3,752,747	23.24	to	35.73	115,332,900	-	0.95	to	2.60	19.67	to	21.66
F-77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
MML Small Cap Growth Equity Sub-Account (Service Class)
2021	1,096,162	$23.30	to	$35.83	$32,664,648	-%	1.00%	to	3.10%	3.77%	to	5.98%
2020	1,072,366	21.98	to	34.53	31,164,764	-	1.00	to	3.10	31.16	to	33.94
2019	1,127,320	16.41	to	26.33	26,026,111	-	1.00	to	3.10	29.90	to	32.66
2018	1,008,153	12.37	to	20.27	19,280,671	-	1.00	to	3.10	(8.03)	to	(6.06)
2017	646,706	13.17	to	22.03	16,123,932	-	1.00	to	3.10	18.78	to	21.29
MML Small Company Value Sub-Account
2021	1,245,949	19.64	to	32.63	29,889,996	0.19	1.00	to	3.10	21.30	to	23.88
2020	1,280,052	15.85	to	26.90	25,549,702	0.06	1.00	to	3.10	5.60	to	7.84
2019	1,254,816	14.70	to	25.47	24,665,122	0.08	1.00	to	3.10	21.43	to	24.01
2018	1,140,446	11.85	to	20.98	19,022,657	0.19	1.00	to	3.10	(15.86)	to	(14.06)
2017	891,099	13.79	to	24.93	19,508,502	0.48	1.00	to	3.10	8.03	to	10.31
MML Small/Mid Cap Value Sub-Account (Initial Class)
2021	2,639,896	28.38	to	53.41	99,423,759	1.01	0.95	to	2.60	32.46	to	34.66
2020	3,498,522	21.43	to	39.66	97,698,172	1.10	0.95	to	2.60	1.96	to	3.66
2019	3,898,914	21.01	to	38.26	105,702,814	0.61	0.95	to	2.60	17.19	to	19.14
2018	4,387,318	17.93	to	32.11	100,384,944	0.46	0.95	to	2.60	(17.12)	to	(15.73)
2017	4,849,266	21.64	to	38.11	132,667,980	0.50	0.95	to	2.60	10.54	to	12.37
MML Small/Mid Cap Value Sub-Account (Service Class)
2021	1,239,236	18.50	to	26.11	29,944,498	0.88	1.00	to	3.10	31.51	to	34.29
2020	1,139,563	13.77	to	19.86	22,292,450	0.84	1.00	to	3.10	1.14	to	3.29
2019	1,156,012	13.34	to	19.63	23,286,750	0.39	1.00	to	3.10	16.32	to	18.78
2018	1,061,456	11.23	to	16.88	19,194,837	0.26	1.00	to	3.10	(17.73)	to	(15.97)
2017	962,628	13.36	to	20.51	22,379,494	0.30	1.00	to	3.10	9.63	to	11.96
MML Special Situations Sub-Account (Service Class I)
2021	57,104	18.03	to	18.94	1,081,248	-	1.00	to	1.80	(0.39)	to	0.41
2020	50,391	18.10	to	18.87	950,460	0.03	1.00	to	1.80	26.93	to	27.95
2019	56,690	14.26	to	14.75	835,745	-	1.00	to	1.80	21.29	to	22.27
2018	53,278	11.76	to	12.06	642,435	0.41	1.00	to	1.80	(6.83)	to	(6.08)
2017	37,834	12.62	to	12.84	485,763	-	1.00	to	1.80	16.47	to	17.40
MML Strategic Emerging Markets Sub-Account (Service Class I)
2021	1,062,107	10.95	to	14.95	15,351,011	-	1.00	to	3.10	(11.15)	to	(9.26)
2020	1,017,814	12.33	to	16.47	16,215,171	0.20	1.00	to	3.10	13.68	to	16.09
2019	1,150,619	10.84	to	14.19	15,739,019	0.01	1.00	to	3.10	21.36	to	23.93
2018	1,155,182	8.93	to	11.45	12,694,684	-	1.00	to	3.10	(15.28)	to	(13.47)
2017	1,061,488	10.55	to	13.23	13,380,725	-	1.00	to	3.10	29.77	to	32.51
MML Total Return Bond Sub-Account
2021	4,187,985	9.71	to	11.95	47,397,082	1.63	0.95	to	3.10	(4.51)	to	(2.44)
2020	4,106,252	10.17	to	12.25	47,980,688	3.09	0.95	to	3.10	5.28	to	7.57
2019	2,936,027	9.66	to	11.39	31,973,807	3.02	0.95	to	3.10	5.34	to	7.63
2018	2,321,318	9.17	to	10.58	23,676,108	1.76	0.95	to	3.10	(3.41)	to	(1.29)
2017	1,912,466	9.49	to	10.72	19,956,564	1.84	0.95	to	3.10	(0.40)	to	1.76
MML U.S. Government Money Market Sub-Account
2021	9,905,255	6.95	to	9.27	90,771,755	-	0.95	to	3.10	(3.05)	to	(0.95)
2020	15,675,879	7.17	to	9.36	143,711,817	0.17	0.95	to	3.10	(2.83)	to	(0.72)
2019	8,074,717	7.37	to	9.42	75,534,222	1.69	0.95	to	3.10	(1.40)	to	0.75
2018	8,285,272	7.48	to	9.35	76,764,657	1.34	0.95	to	3.10	(1.77)	to	0.37
2017	7,302,616	7.61	to	9.32	67,087,752	0.35	0.95	to	3.10	(2.70)	to	(0.59)
Oppenheimer Global Multi-Alternatives Sub-Account
2021	-	-	to	-	-	-	-	to	-	-	to	-
2020	-	-	to	-	-	-	-	to	-	-	to	-
2019	2	8.54	to	9.51	-	1.11	0.95	to	3.10	2.36	to	3.08
2018	246,995	8.34	to	9.22	2,283,703	0.17	0.95	to	3.10	(6.27)	to	(4.22)
2017	232,850	8.90	to	9.63	2,246,753	0.79	0.95	to	3.10	(2.86)	to	(0.76)
F-78

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)			Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Sub-Account
2021	1,195,842	$5.50	to	$7.53	$8,564,039	4.06%	0.95%	to	3.10%	29.05%	to	31.85%
2020	1,401,409	4.26	to	5.71	7,627,491	6.33	0.95	to	3.10	(1.86)	to	0.27
2019	1,661,426	4.34	to	5.70	9,033,874	4.33	0.95	to	3.10	7.95	to	10.30
2018	1,812,893	4.02	to	5.16	8,967,304	1.98	0.95	to	3.10	(16.84)	to	(15.02)
2017	2,037,819	4.84	to	6.08	11,904,973	10.98	0.95	to	3.10	(1.06)	to	1.09
VY® Clarion Global Real Estate Sub-Account
2021	660,849	16.00	to	21.91	13,624,068	2.65	0.95	to	3.10	30.05	to	32.87
2020	807,288	12.30	to	16.49	12,571,760	5.83	0.95	to	3.10	(7.94)	to	(5.94)
2019	948,461	13.36	to	17.53	15,751,756	2.58	0.95	to	3.10	20.55	to	23.17
2018	1,049,161	11.09	to	14.23	14,174,962	5.26	0.95	to	3.10	(11.55)	to	(9.61)
2017	1,209,503	12.53	to	15.74	18,104,285	3.51	0.95	to	3.10	7.14	to	9.46

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
[2]	The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.
[4]	See Note 2 to the financial statements for the previous name of this division.

F-79

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

		Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
		Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
		Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
		Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
		Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
		A. Reset Death Benefit**	0.00% - 0.20%
		B. Ratchet Death Benefit***	0.00% - 0.70%
		C. 5% roll Up Death Benefit	0.00% - 0.40%
		D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
		E. Return of Purchase Payment	0.00% - 0.35%

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Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
		A. Equalizer Benefit	0.00% - 0.50%
		B. Nursing Home Waiver	0.00% - 0.05%
		C. Earnings Enhancement Benefit	0.00% - 0.30%
		D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
		E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
		F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 1.50%
		G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
		H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

	*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
	**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
	***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2022, the date the financial statements were issued and found that MassMutual introduced a new segment of the Separate Account with the launch of a new variable annuity product, MassMutual EnvisionSM (“Envision”), on February 28, 2021. In connection with the launch, new sub-accounts are added to the Separate Account as investment options for those who purchase the Envision contract.

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